Vanguard® Total Stock Market Index Fund
Schedule of Investments (unaudited)
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.3%)
Basic Materials (2.2%)
	Linde plc	15,241,562	5,417,461
	Air Products and Chemicals Inc.	6,877,901	1,975,402
	Freeport-McMoRan Inc.	44,302,861	1,812,430
	Ecolab Inc.	7,939,865	1,314,286
	Nucor Corp.	7,942,732	1,226,914
	Newmont Corp.	24,581,521	1,204,986
	Dow Inc.	21,794,229	1,194,760
	Fastenal Co.	17,685,614	953,962
	Albemarle Corp.	3,626,380	801,575
	LyondellBasell Industries NV Class A	8,078,479	758,488
	International Flavors & Fragrances Inc.	7,895,242	726,046
	Steel Dynamics Inc.	5,162,137	583,631
	Mosaic Co.	10,414,035	477,796
	FMC Corp.	3,904,863	476,901
	Reliance Steel & Aluminum Co.	1,818,758	466,948
	Avery Dennison Corp.	2,501,544	447,601
	CF Industries Holdings Inc.	6,069,361	439,968
	International Paper Co.	10,841,529	390,946
	Celanese Corp. Class A	3,024,938	329,385
	Eastman Chemical Co.	3,678,299	310,228
*	Cleveland-Cliffs Inc.	15,948,704	292,340
	Royal Gold Inc.	2,034,243	263,862
	Alcoa Corp.	5,535,961	235,610
	Olin Corp.	4,077,728	226,314
*	RBC Bearings Inc.	898,254	209,051
	Valvoline Inc.	5,356,242	187,147
	Hexcel Corp.	2,597,374	177,271
	Commercial Metals Co.	3,622,014	177,116
*	Univar Solutions Inc.	4,895,324	171,483
	United States Steel Corp.	6,327,871	165,157
	Timken Co.	2,019,668	165,047
	Ashland Inc.	1,508,210	154,908
	Huntsman Corp.	5,637,424	154,240
	UFP Industries Inc.	1,813,913	144,152
	Chemours Co.	4,591,784	137,478
	Cabot Corp.	1,737,651	133,174
	Element Solutions Inc.	6,735,059	130,054
	Balchem Corp.	995,279	125,883
	Mueller Industries Inc.	1,673,140	122,942
*,1	Livent Corp.	5,556,382	120,685
	Avient Corp.	2,806,193	115,503

		Shares	Market Value ($000)
	Westlake Corp.	986,282	114,389
	Hecla Mining Co.	17,925,537	113,469
	Sensient Technologies Corp.	1,308,149	100,152
*	MP Materials Corp.	3,306,006	93,196
	Scotts Miracle-Gro Co.	1,294,872	90,304
	Quaker Chemical Corp.	420,627	83,263
*	Arconic Corp.	3,065,952	80,420
*	Ingevity Corp.	1,096,972	78,455
	Innospec Inc.	762,988	78,336
	NewMarket Corp.	212,366	77,509
	Boise Cascade Co.	1,212,616	76,698
	Materion Corp.	632,248	73,341
	Stepan Co.	658,177	67,812
	Carpenter Technology Corp.	1,507,468	67,474
	Minerals Technologies Inc.	1,005,964	60,780
	Worthington Industries Inc.	929,805	60,112
	Sylvamo Corp.	1,111,564	51,421
	Tronox Holdings plc	3,565,058	51,266
	Compass Minerals International Inc.	1,292,191	44,309
	Kaiser Aluminum Corp.	487,984	36,418
	Mativ Holdings Inc.	1,683,112	36,136
*	Coeur Mining Inc.	8,704,048	34,729
*,1	Uranium Energy Corp.	11,434,730	32,932
*,1	Piedmont Lithium Inc.	526,199	31,598
*	Ecovyst Inc.	2,771,811	30,629
	AdvanSix Inc.	789,065	30,198
	GrafTech International Ltd.	5,900,617	28,677
*	US Silica Holdings Inc.	2,244,740	26,802
*,1	Energy Fuels Inc.	4,568,048	25,490
	Hawkins Inc.	555,705	24,329
	Ryerson Holding Corp.	658,999	23,974
*	TimkenSteel Corp.	1,299,552	23,834
	Schnitzer Steel Industries Inc. Class A	765,690	23,813
	Koppers Holdings Inc.	600,901	21,013
	American Vanguard Corp.	890,572	19,486
*	LSB Industries Inc.	1,753,855	18,117
	Haynes International Inc.	351,719	17,618
*	Clearwater Paper Corp.	486,081	16,245
*	Century Aluminum Co.	1,585,067	15,851
	Olympic Steel Inc.	285,467	14,904
*,1	Origin Materials Inc.	2,995,000	12,789
*	Rayonier Advanced Materials Inc.	2,021,725	12,676
	Omega Flex Inc.	88,289	9,839
*,1	Amyris Inc.	6,864,531	9,336
*	Northwest Pipe Co.	283,882	8,866
*	Intrepid Potash Inc.	295,437	8,154
*,1	Ur-Energy Inc.	7,542,623	7,995
	Tredegar Corp.	804,870	7,348
	FutureFuel Corp.	789,526	5,827
*	Dakota Gold Corp.	1,512,493	5,475
*,1	5E Advanced Materials Inc.	968,490	5,249
*	Unifi Inc.	515,832	4,214
	Gold Resource Corp.	3,835,299	4,027
*	Alto Ingredients Inc.	2,655,238	3,983
	Glatfelter Corp.	1,133,978	3,617
	Northern Technologies International Corp.	300,638	3,557
	Eastern Co.	163,220	3,180
	Friedman Industries Inc.	206,261	2,339

		Shares	Market Value ($000)
*	Perma-Pipe International Holdings Inc.	203,835	2,167
*	Universal Stainless & Alloy Products Inc.	231,105	2,161
*,1	Hycroft Mining Holding Corp. Class A	4,608,476	1,993
*	NN Inc.	1,558,286	1,667
*	Westwater Resources Inc.	1,414,240	1,570
*,2	AgroFresh Solutions Inc.	490,928	1,473
*	Idaho Strategic Resources Inc.	277,137	1,350
	Culp Inc.	248,217	1,291
*	CPS Technologies Corp.	412,694	1,172
*	Ascent Industries Co.	108,171	989
*,1	US Gold Corp.	174,184	972
*	United States Antimony Corp.	2,524,776	953
*	Golden Minerals Co.	4,483,331	910
*	Ampco-Pittsburgh Corp.	366,153	897
*	Flexible Solutions International Inc.	277,169	865
	Chicago Rivet & Machine Co.	28,369	843
*	Solitario Zinc Corp.	1,173,263	777
	United-Guardian Inc.	73,136	679
*	Paramount Gold Nevada Corp.	1,223,263	427
*,1	Comstock Inc.	1,073,641	362
*	NextPlat Corp.	6,983	10
*	Hycroft Mining Holding Corp. Warrants Exp. 10/6/25	155,000	6
*,2	F-star Therapeutics Inc. CVR	61,021	4
			27,056,639
Consumer Discretionary (14.0%)
*	Amazon.com Inc.	269,689,074	27,856,184
*	Tesla Inc.	83,276,515	17,276,546
	Home Depot Inc.	31,555,839	9,312,759
	Costco Wholesale Corp.	13,738,327	6,826,163
	McDonald's Corp.	22,676,036	6,340,446
	Walmart Inc.	41,744,409	6,155,213
*	Walt Disney Co.	56,586,050	5,665,961
*	Netflix Inc.	13,791,279	4,764,611
	NIKE Inc. Class B	38,490,047	4,720,419
	Lowe's Cos. Inc.	18,728,312	3,745,101
	Starbucks Corp.	35,587,861	3,705,764
*	Booking Holdings Inc.	1,165,988	3,092,678
	TJX Cos. Inc.	33,983,340	2,662,935
	Target Corp.	14,251,979	2,360,555
*	Uber Technologies Inc.	59,120,610	1,874,123
	Activision Blizzard Inc.	21,853,546	1,870,445
*	O'Reilly Automotive Inc.	1,929,990	1,638,523
	Estee Lauder Cos. Inc. Class A	6,461,371	1,592,469
	Ford Motor Co.	121,278,170	1,528,105
	General Motors Co.	40,907,476	1,500,486
*	Chipotle Mexican Grill Inc. Class A	855,000	1,460,588
	Dollar General Corp.	6,920,943	1,456,582
*	AutoZone Inc.	580,963	1,428,094
	Marriott International Inc. Class A	8,584,634	1,425,393
*	Airbnb Inc. Class A	11,395,158	1,417,558
*	Lululemon Athletica Inc.	3,789,445	1,380,078
	Hilton Worldwide Holdings Inc.	8,248,405	1,161,953
	Yum! Brands Inc.	8,667,741	1,144,835
	Ross Stores Inc.	10,669,051	1,132,306
*	Warner Bros Discovery Inc.	67,818,052	1,024,053
	Electronic Arts Inc.	8,488,569	1,022,448
*	Copart Inc.	13,264,220	997,602
*	Aptiv plc	8,386,201	940,848

		Shares	Market Value ($000)
	DR Horton Inc.	9,573,925	935,277
*	Dollar Tree Inc.	6,513,109	934,957
*	Ulta Beauty Inc.	1,575,179	859,528
*	Trade Desk Inc. Class A	13,817,139	841,602
	Tractor Supply Co.	3,405,042	800,321
	Lennar Corp. Class A	7,309,067	768,256
	eBay Inc.	16,634,481	738,072
	Genuine Parts Co.	4,351,987	728,131
*	Delta Air Lines Inc.	19,831,838	692,528
*	Take-Two Interactive Software Inc.	5,219,074	622,636
*	Las Vegas Sands Corp.	10,644,396	611,521
	Southwest Airlines Co.	18,427,274	599,623
	Omnicom Group Inc.	6,281,349	592,582
	Darden Restaurants Inc.	3,761,578	583,646
*	NVR Inc.	95,456	531,899
*	ROBLOX Corp. Class A	11,150,837	501,565
	Best Buy Co. Inc.	6,159,589	482,111
	Garmin Ltd.	4,737,969	478,156
	LKQ Corp.	8,255,544	468,585
*	United Airlines Holdings Inc.	10,109,089	447,327
*	Expedia Group Inc.	4,576,180	444,027
	Interpublic Group of Cos. Inc.	11,920,460	443,918
*	Royal Caribbean Cruises Ltd.	6,713,846	438,414
*	Etsy Inc.	3,857,982	429,509
*	Liberty Media Corp.-Liberty Formula One Class C	5,640,001	422,041
	MGM Resorts International	9,376,811	416,518
*	Burlington Stores Inc.	2,016,538	407,542
	PulteGroup Inc.	6,968,643	406,133
	Pool Corp.	1,148,088	393,151
*	Deckers Outdoor Corp.	816,810	367,197
	Domino's Pizza Inc.	1,096,234	361,615
	BorgWarner Inc.	7,243,963	355,751
*	Live Nation Entertainment Inc.	5,019,686	351,378
[1]	Paramount Global Class B	15,398,921	343,550
*	Five Below Inc.	1,633,446	336,441
*	Wynn Resorts Ltd.	2,981,984	333,714
*,1	Rivian Automotive Inc. Class A	21,224,133	328,550
*	BJ's Wholesale Club Holdings Inc.	4,157,725	316,278
*	Carnival Corp.	31,152,833	316,201
	Tapestry Inc.	7,325,159	315,788
*	CarMax Inc.	4,891,651	314,435
	Service Corp. International	4,506,162	309,934
*	Caesars Entertainment Inc.	6,326,707	308,807
*	Floor & Decor Holdings Inc. Class A	3,120,406	306,486
	Fox Corp. Class A	8,958,162	305,025
*	American Airlines Group Inc.	20,145,590	297,147
	Vail Resorts Inc.	1,246,902	291,376
	Aramark	8,059,266	288,522
	Rollins Inc.	7,628,572	286,300
	Churchill Downs Inc.	1,045,681	268,792
	Lear Corp.	1,831,382	255,459
	Williams-Sonoma Inc.	2,062,442	250,917
	Dick's Sporting Goods Inc.	1,758,266	249,480
	VF Corp.	10,850,256	248,579
	Bath & Body Works Inc.	6,714,017	245,599
	News Corp. Class A	13,944,315	240,818
*	DraftKings Inc. Class A	11,929,792	230,961
*	Crocs Inc.	1,813,582	229,309

		Shares	Market Value ($000)
	Texas Roadhouse Inc. Class A	2,067,262	223,388
	Advance Auto Parts Inc.	1,833,276	222,945
	Whirlpool Corp.	1,684,316	222,363
	Hasbro Inc.	4,069,429	218,488
	Gentex Corp.	7,259,277	203,478
*	Mattel Inc.	11,033,819	203,133
*	Planet Fitness Inc. Class A	2,584,985	200,776
	Tempur Sealy International Inc.	5,053,160	199,549
*	Skechers USA Inc. Class A	4,152,041	197,305
	Toll Brothers Inc.	3,239,532	194,469
	Lithia Motors Inc. Class A	846,242	193,730
	Nexstar Media Group Inc. Class A	1,110,198	191,687
*	SiteOne Landscape Supply Inc.	1,394,880	190,917
	New York Times Co. Class A	4,839,355	188,154
	Polaris Inc.	1,676,080	185,425
*,1	GameStop Corp. Class A	8,011,085	184,415
*	Capri Holdings Ltd.	3,884,272	182,561
	Wyndham Hotels & Resorts Inc.	2,674,681	181,477
*,1	Norwegian Cruise Line Holdings Ltd.	13,064,158	175,713
	PVH Corp.	1,967,197	175,395
*	Light & Wonder Inc.	2,897,528	173,997
	Wingstop Inc.	924,322	169,687
	H&R Block Inc.	4,704,205	165,823
*	Alaska Air Group Inc.	3,936,584	165,179
*	Fox Factory Holding Corp.	1,315,033	159,606
*,1	Lucid Group Inc.	19,780,814	159,038
	Academy Sports & Outdoors Inc.	2,413,598	157,487
	Murphy USA Inc.	606,722	156,565
*	AutoNation Inc.	1,161,751	156,093
	U-Haul Holding Co. (XNYS)	3,006,181	155,870
*	Hyatt Hotels Corp. Class A	1,389,387	155,320
	Harley-Davidson Inc.	4,078,262	154,852
	Macy's Inc.	8,390,788	146,755
	Boyd Gaming Corp.	2,255,057	144,594
*	Asbury Automotive Group Inc.	684,507	143,746
	Newell Brands Inc.	11,491,630	142,956
	Marriott Vacations Worldwide Corp.	1,039,821	140,230
*	Penn Entertainment Inc.	4,720,069	139,997
*	Bright Horizons Family Solutions Inc.	1,785,207	137,443
*	Visteon Corp.	872,826	136,885
	Fox Corp. Class B	4,364,389	136,649
	Ralph Lauren Corp. Class A	1,144,447	133,523
*	Liberty Media Corp.-Liberty SiriusXM Class C	4,692,654	131,347
*	RH	533,655	129,972
*	elf Beauty Inc.	1,566,744	129,021
*	Coty Inc. Class A	10,541,160	127,126
*	Skyline Champion Corp.	1,673,746	125,916
	Meritage Homes Corp.	1,073,705	125,366
	Thor Industries Inc.	1,570,632	125,085
*	Duolingo Inc. Class A	873,214	124,512
	Leggett & Platt Inc.	3,900,705	124,354
	World Wrestling Entertainment Inc. Class A	1,345,102	122,754
	Warner Music Group Corp. Class A	3,641,852	121,529
*	Taylor Morrison Home Corp. Class A	3,153,498	120,653
*	Avis Budget Group Inc.	612,007	119,219
*	Hilton Grand Vacations Inc.	2,673,029	118,763
	TEGNA Inc.	6,946,805	117,470
	Choice Hotels International Inc.	992,959	116,365

		Shares	Market Value ($000)
	Foot Locker Inc.	2,887,679	114,612
	Wendy's Co.	5,256,643	114,490
*	Ollie's Bargain Outlet Holdings Inc.	1,926,554	111,625
*	Peloton Interactive Inc. Class A	9,655,813	109,497
*	Grand Canyon Education Inc.	960,256	109,373
*	YETI Holdings Inc.	2,665,243	106,610
	Madison Square Garden Sports Corp.	547,040	106,591
	Signet Jewelers Ltd.	1,352,094	105,166
*,1	Chewy Inc. Class A	2,775,410	103,745
	Lennar Corp. Class B	1,090,413	97,385
*	Endeavor Group Holdings Inc. Class A	4,034,581	96,548
*	Goodyear Tire & Rubber Co.	8,756,271	96,494
	KB Home	2,360,588	94,848
*	Lyft Inc. Class A	10,171,707	94,292
	Group 1 Automotive Inc.	414,997	93,964
*	Topgolf Callaway Brands Corp.	4,264,754	92,204
	Penske Automotive Group Inc.	642,963	91,179
	Travel + Leisure Co.	2,280,151	89,382
	Columbia Sportswear Co.	966,391	87,207
*	Victoria's Secret & Co.	2,496,022	85,239
	Kontoor Brands Inc.	1,712,735	82,879
*	Liberty Media Corp.-Liberty Formula One Class A	1,226,461	82,786
*	Cavco Industries Inc.	259,564	82,474
	LCI Industries	744,752	81,826
	Carter's Inc.	1,119,933	80,546
	Kohl's Corp.	3,411,255	80,301
*,1	AMC Entertainment Holdings Inc. Class A	16,024,993	80,285
*	Tri Pointe Homes Inc.	3,091,141	78,268
	Steven Madden Ltd.	2,172,523	78,211
	Inter Parfums Inc.	549,212	78,120
	Cracker Barrel Old Country Store Inc.	680,283	77,280
*	Sonos Inc.	3,932,235	77,150
*,1	Wayfair Inc. Class A	2,179,713	74,851
	Papa John's International Inc.	980,232	73,449
[1]	Gap Inc.	7,308,083	73,373
*	JetBlue Airways Corp.	9,999,796	72,799
[1]	Sirius XM Holdings Inc.	18,150,440	72,057
*	Dorman Products Inc.	829,292	71,535
	MDC Holdings Inc.	1,821,738	70,811
*	Frontdoor Inc.	2,521,931	70,311
*	Helen of Troy Ltd.	738,714	70,303
*	Boot Barn Holdings Inc.	915,785	70,186
	American Eagle Outfitters Inc.	5,217,961	70,129
*	LGI Homes Inc.	610,036	69,562
	Bloomin' Brands Inc.	2,690,104	69,001
	Graham Holdings Co. Class B	113,338	67,531
	Red Rock Resorts Inc. Class A	1,514,697	67,510
*	SeaWorld Entertainment Inc.	1,089,716	66,810
	Rush Enterprises Inc. Class A	1,214,085	66,289
*	Liberty Media Corp.-Liberty SiriusXM Class A	2,321,922	65,223
*	Hertz Global Holdings Inc.	3,968,721	64,650
*	Shake Shack Inc. Class A	1,160,486	64,395
*	TripAdvisor Inc.	3,175,003	63,056
*	Gentherm Inc.	1,021,677	61,730
	Strategic Education Inc.	687,089	61,721
*	ODP Corp.	1,354,160	60,910
*	Chegg Inc.	3,712,466	60,513
	Dana Inc.	3,966,055	59,689

		Shares	Market Value ($000)
*	Leslie's Inc.	5,382,488	59,261
*,1	QuantumScape Corp. Class A	7,169,353	58,645
*	Six Flags Entertainment Corp.	2,171,588	58,003
	Spirit Airlines Inc.	3,357,804	57,653
	Hanesbrands Inc.	10,867,898	57,165
	Jack in the Box Inc.	641,435	56,183
	Century Communities Inc.	877,433	56,086
	PriceSmart Inc.	769,104	54,976
*	Driven Brands Holdings Inc.	1,801,275	54,597
*	Under Armour Inc. Class A	5,656,721	53,682
*	M/I Homes Inc.	838,637	52,910
*	Adtalem Global Education Inc.	1,342,780	51,858
	Laureate Education Inc. Class A	4,397,166	51,711
*	Urban Outfitters Inc.	1,864,902	51,695
*	Brinker International Inc.	1,357,583	51,588
	Winnebago Industries Inc.	891,775	51,455
*	Sally Beauty Holdings Inc.	3,300,503	51,422
*	Under Armour Inc. Class C	6,016,289	51,319
	John Wiley & Sons Inc. Class A	1,310,603	50,812
[1]	Cheesecake Factory Inc.	1,444,997	50,647
	Acushnet Holdings Corp.	981,191	49,982
*	ACV Auctions Inc. Class A	3,858,257	49,810
*	Stride Inc.	1,266,796	49,722
*	Cinemark Holdings Inc.	3,348,630	49,526
	Levi Strauss & Co. Class A	2,702,484	49,266
*	Madison Square Garden Entertainment Corp.	825,952	48,789
	Oxford Industries Inc.	460,489	48,623
*	Vista Outdoor Inc.	1,745,945	48,380
	Monro Inc.	977,861	48,336
[1]	Nordstrom Inc.	2,969,641	48,316
*	Knowles Corp.	2,817,217	47,893
	MillerKnoll Inc.	2,314,227	47,326
*	Everi Holdings Inc.	2,718,517	46,623
*	National Vision Holdings Inc.	2,451,674	46,190
*	KAR Auction Services Inc.	3,355,533	45,904
*,1	Luminar Technologies Inc. Class A	6,979,073	45,294
*	Allegiant Travel Co.	486,899	44,785
*	XPEL Inc.	649,758	44,151
*	Dave & Buster's Entertainment Inc.	1,198,466	44,092
*	Sabre Corp.	10,073,993	43,217
*	Abercrombie & Fitch Co. Class A	1,547,045	42,930
	Wolverine World Wide Inc.	2,402,640	40,965
*,1	Dutch Bros Inc. Class A	1,262,242	39,925
*	Coursera Inc.	3,353,581	38,633
	La-Z-Boy Inc.	1,320,956	38,413
*	Central Garden & Pet Co. Class A	981,515	38,348
*	Cars.com Inc.	1,944,339	37,526
[1]	Dillard's Inc. Class A	121,251	37,307
*	Malibu Boats Inc. Class A	659,406	37,223
*	PROG Holdings Inc.	1,528,955	36,374
*	Lions Gate Entertainment Corp. Class B	3,464,823	35,965
	HNI Corp.	1,274,601	35,485
*	iRobot Corp.	809,357	35,320
*	Liberty Media Corp.-Liberty Braves Class C	1,028,819	34,661
*	SkyWest Inc.	1,550,570	34,376
*	PowerSchool Holdings Inc. Class A	1,718,180	34,054
*	TravelCenters of America Inc.	390,141	33,747
	Upbound Group Inc.	1,372,167	33,632

		Shares	Market Value ($000)
	Matthews International Corp. Class A	917,008	33,067
*	Revolve Group Inc. Class A	1,246,037	32,771
	Buckle Inc.	916,866	32,723
[1]	Krispy Kreme Inc.	2,090,545	32,508
	Scholastic Corp.	925,597	31,674
*	Portillo's Inc. Class A	1,478,319	31,592
*,1	Fisker Inc. Class A	5,041,383	30,954
	Sturm Ruger & Co. Inc.	538,099	30,908
	Dine Brands Global Inc.	452,134	30,582
	Monarch Casino & Resort Inc.	403,901	29,949
*,1	Carvana Co. Class A	2,943,266	28,815
*	Integral Ad Science Holding Corp.	1,968,909	28,096
*	Overstock.com Inc.	1,374,087	27,853
*	Golden Entertainment Inc.	638,631	27,787
[1]	Camping World Holdings Inc. Class A	1,302,180	27,176
*	Green Brick Partners Inc.	773,893	27,133
*	American Axle & Manufacturing Holdings Inc.	3,338,669	26,075
*	Perdoceo Education Corp.	1,937,296	26,018
	News Corp. Class B	1,486,623	25,912
*	Lions Gate Entertainment Corp. Class A	2,269,101	25,119
*	Figs Inc. Class A	4,002,813	24,777
	Sonic Automotive Inc. Class A	444,708	24,165
*	Life Time Group Holdings Inc.	1,512,087	24,133
*	QuinStreet Inc.	1,509,277	23,952
*	Sun Country Airlines Holdings Inc.	1,145,414	23,481
	Caleres Inc.	1,065,952	23,057
	Steelcase Inc. Class A	2,712,443	22,839
	Winmark Corp.	71,060	22,770
*	Corsair Gaming Inc.	1,232,424	22,615
*	Clean Energy Fuels Corp.	5,109,503	22,277
	Gray Television Inc.	2,530,013	22,062
	Sinclair Broadcast Group Inc. Class A	1,282,758	22,012
*	Petco Health & Wellness Co. Inc. Class A	2,436,785	21,931
	Arko Corp.	2,482,070	21,073
*	Stagwell Inc. Class A	2,835,195	21,037
	Hibbett Inc.	355,884	20,990
*	Udemy Inc.	2,370,324	20,930
	A-Mark Precious Metals Inc.	600,243	20,798
*,1	Bowlero Corp.	1,212,627	20,554
[1]	Franchise Group Inc.	750,953	20,463
*	Sweetgreen Inc. Class A	2,597,085	20,361
*,1	Mister Car Wash Inc.	2,359,943	20,343
*	Chico's FAS Inc.	3,692,504	20,309
*	BJ's Restaurants Inc.	690,579	20,123
*	G-III Apparel Group Ltd.	1,290,084	20,061
	Standard Motor Products Inc.	542,883	20,038
	RCI Hospitality Holdings Inc.	253,304	19,801
*	Central Garden & Pet Co.	481,152	19,756
*	GoPro Inc. Class A	3,924,228	19,739
*	Denny's Corp.	1,741,210	19,432
	Ethan Allen Interiors Inc.	705,592	19,376
*	Sleep Number Corp.	633,551	19,266
*	Chuy's Holdings Inc.	537,332	19,263
*	Thryv Holdings Inc.	833,356	19,217
*	Xponential Fitness Inc. Class A	598,194	18,179
*	MarineMax Inc.	624,661	17,959
*,1	Liberty Media Corp.-Liberty Braves Class A	496,490	17,169
	Smith & Wesson Brands Inc.	1,379,309	16,979

		Shares	Market Value ($000)
*,1	Bally's Corp.	868,349	16,950
*	EW Scripps Co. Class A	1,779,286	16,743
*	Rover Group Inc. Class A	3,628,532	16,437
[1]	U-Haul Holding Co.	271,612	16,202
*	2U Inc.	2,364,776	16,199
*	Vizio Holding Corp. Class A	1,759,243	16,150
	Guess? Inc.	822,162	15,999
*	AMC Networks Inc. Class A	909,682	15,992
*	Boston Omaha Corp. Class A	670,390	15,868
*	MasterCraft Boat Holdings Inc.	519,098	15,796
	Ruth's Hospitality Group Inc.	956,612	15,708
*	Arlo Technologies Inc.	2,553,179	15,472
*	Children's Place Inc.	378,236	15,224
*	Accel Entertainment Inc. Class A	1,651,081	15,041
	Rush Enterprises Inc. Class B	240,162	14,383
*	Beazer Homes USA Inc.	900,475	14,300
*	Genesco Inc.	385,373	14,213
	Interface Inc. Class A	1,745,201	14,171
*	Stoneridge Inc.	753,568	14,092
*	America's Car-Mart Inc.	175,495	13,901
	Haverty Furniture Cos. Inc.	432,133	13,789
*	Hawaiian Holdings Inc.	1,475,020	13,511
	Kimball International Inc. Class B	1,083,275	13,433
*,1	Blink Charging Co.	1,542,570	13,343
*	Clear Channel Outdoor Holdings Inc.	11,059,231	13,271
	Designer Brands Inc. Class A	1,507,736	13,178
	Movado Group Inc.	445,780	12,825
*	iHeartMedia Inc. Class A	3,280,407	12,794
	Shoe Carnival Inc.	491,916	12,618
*,1	Stitch Fix Inc. Class A	2,447,324	12,506
*	Lovesac Co.	428,899	12,395
	Carriage Services Inc. Class A	402,181	12,275
*	Viad Corp.	577,927	12,044
*	Sciplay Corp. Class A	705,371	11,963
[1]	Marcus Corp.	734,527	11,752
*	Daily Journal Corp.	40,386	11,508
[1]	European Wax Center Inc. Class A	579,445	11,009
*,1	SES AI Corp.	3,668,700	10,823
*	Liquidity Services Inc.	795,167	10,472
	Bluegreen Vacations Holding Corp. Class A	364,851	9,990
*,1	Qurate Retail Inc. Class A	10,109,894	9,987
*	First Watch Restaurant Group Inc.	606,598	9,742
*	Lindblad Expeditions Holdings Inc.	1,015,079	9,704
*	Frontier Group Holdings Inc.	984,399	9,686
	Entravision Communications Corp. Class A	1,589,251	9,615
*	1-800-Flowers.com Inc. Class A	819,124	9,420
*	Selectquote Inc.	4,324,874	9,385
	Build-A-Bear Workshop Inc.	398,931	9,271
[1]	Big Lots Inc.	829,589	9,092
*	Destination XL Group Inc.	1,645,333	9,066
	Alta Equipment Group Inc.	568,355	9,008
	Johnson Outdoors Inc. Class A	142,149	8,957
*	Playstudios Inc.	2,424,521	8,946
*	Hovnanian Enterprises Inc. Class A	128,184	8,696
*	Gannett Co. Inc.	4,639,277	8,675
*	Funko Inc. Class A	918,414	8,661
*,1	Canoo Inc.	13,188,697	8,607
*	Sportsman's Warehouse Holdings Inc.	1,008,304	8,550

		Shares	Market Value ($000)
*	PlayAGS Inc.	1,193,838	8,536
*	CarParts.com Inc.	1,596,734	8,527
*,1	Eastman Kodak Co.	2,070,366	8,488
*	Zumiez Inc.	459,022	8,464
*	Red Robin Gourmet Burgers Inc.	587,483	8,413
*,1	ContextLogic Inc. Class A	18,577,458	8,282
	Aaron's Co. Inc.	853,131	8,241
*,1	Vuzix Corp.	1,963,662	8,130
*	Quotient Technology Inc.	2,441,688	8,009
*,1	Kura Sushi USA Inc. Class A	120,616	7,941
	Clarus Corp.	837,408	7,914
*,1	OneWater Marine Inc. Class A	282,871	7,912
*	ONE Group Hospitality Inc.	940,019	7,614
[1]	Cricut Inc. Class A	743,230	7,581
*	Potbelly Corp.	908,608	7,569
*,1	Dream Finders Homes Inc. Class A	550,933	7,300
*	Full House Resorts Inc.	992,078	7,173
*,1	Mullen Automotive Inc.	53,375,251	7,008
*	Noodles & Co. Class A	1,439,247	6,980
*	WW International Inc.	1,688,237	6,956
*	Century Casinos Inc.	943,928	6,919
	Climb Global Solutions Inc.	126,877	6,761
*	Cooper-Standard Holdings Inc.	460,079	6,552
*,1	Nerdy Inc.	1,554,944	6,500
*	Universal Technical Institute Inc.	868,102	6,407
*	Legacy Housing Corp.	273,001	6,214
	Bassett Furniture Industries Inc.	345,550	6,151
*	ThredUp Inc. Class A	2,409,149	6,095
	Hooker Furnishings Corp.	331,038	6,022
*	Solo Brands Inc. Class A	833,123	5,982
*	Tilly's Inc. Class A	737,525	5,686
	El Pollo Loco Holdings Inc.	587,328	5,632
*	Citi Trends Inc.	287,674	5,472
*,1	Traeger Inc.	1,319,878	5,425
[1]	Big 5 Sporting Goods Corp.	685,570	5,272
*	Turtle Beach Corp.	525,515	5,266
*	Tile Shop Holdings Inc.	1,122,297	5,264
*	Vera Bradley Inc.	877,758	5,258
*,1	Faraday Future Intelligent Electric Inc.	14,841,507	5,255
	Weyco Group Inc.	207,541	5,251
	Rocky Brands Inc.	223,452	5,155
*,1	Arhaus Inc. Class A	621,273	5,150
*,1	Purple Innovation Inc. Class A	1,927,691	5,089
*	Angi Inc. Class A	2,202,894	5,001
*,1	Snap One Holdings Corp.	531,350	4,968
*	Fossil Group Inc.	1,551,367	4,964
*	Rush Street Interactive Inc.	1,572,928	4,892
	Cato Corp. Class A	551,948	4,879
*,1	Holley Inc.	1,753,269	4,804
*	VOXX International Corp. Class A	389,401	4,801
*	J. Jill Inc.	184,291	4,799
*	Urban One Inc.	872,038	4,796
*	American Outdoor Brands Inc.	479,165	4,715
*,1	Rent the Runway Inc. Class A	1,617,196	4,609
*,1	AMMO Inc.	2,306,845	4,544
[1]	Escalade Inc.	306,383	4,473
*,1	RealReal Inc.	3,532,352	4,451
*	Fiesta Restaurant Group Inc.	536,731	4,412

		Shares	Market Value ($000)
*	Superior Industries International Inc.	883,561	4,374
*	LL Flooring Holdings Inc.	1,140,348	4,333
	Nathan's Famous Inc.	56,557	4,276
*,1	Sonder Holdings Inc.	5,595,300	4,236
*	Container Store Group Inc.	1,219,767	4,184
*	Outbrain Inc.	998,139	4,122
	Lakeland Industries Inc.	278,050	4,060
*	Motorcar Parts of America Inc.	536,128	3,989
*,1	Allbirds Inc. Class A	3,156,493	3,788
*	Lands' End Inc.	385,220	3,744
*	BARK Inc.	2,379,098	3,450
	Superior Group of Cos. Inc.	435,584	3,428
*,1	Cardlytics Inc.	995,092	3,378
	Marine Products Corp.	255,346	3,368
*	Tupperware Brands Corp.	1,336,831	3,342
*	American Public Education Inc.	615,683	3,337
*	Wheels Up Experience Inc.	5,232,722	3,311
*	Strattec Security Corp.	145,120	3,301
	Canterbury Park Holding Corp.	133,695	3,274
*,1	Lordstown Motors Corp. Class A	4,879,078	3,235
*,1	Reservoir Media Inc.	489,336	3,190
*	Biglari Holdings Inc. Class B	18,456	3,123
*	Duluth Holdings Inc. Class B	488,310	3,115
*	Latham Group Inc.	1,051,361	3,007
	Saga Communications Inc. Class A	134,076	2,981
*	Universal Electronics Inc.	293,728	2,978
*	Liberty TripAdvisor Holdings Inc. Class A	3,456,321	2,969
*,1	Vacasa Inc. Class A	3,077,400	2,961
	Townsquare Media Inc. Class A	347,347	2,779
	Hamilton Beach Brands Holding Co. Class A	266,756	2,732
	Flexsteel Industries Inc.	141,758	2,730
*	Mesa Air Group Inc.	1,109,713	2,630
*,1	Delta Apparel Inc.	238,958	2,629
*	Lincoln Educational Services Corp.	463,199	2,622
*	Emerald Holding Inc.	690,955	2,570
*,1	Genius Brands International Inc.	940,003	2,566
*,1	Spruce Power Holding Corp.	3,048,837	2,500
*	Conn's Inc.	411,902	2,496
*,1	RumbleON Inc. Class B	404,083	2,449
	Lifetime Brands Inc.	401,793	2,363
*	Landsea Homes Corp.	387,698	2,349
*,1	Focus Universal Inc.	928,512	2,321
*	JAKKS Pacific Inc.	127,474	2,205
*	Carrols Restaurant Group Inc.	945,470	2,108
*	Envela Corp.	323,554	2,103
*,1	Cinedigm Corp. Class A	4,807,808	2,019
	Acme United Corp.	85,287	1,962
*	Lee Enterprises Inc.	154,206	1,920
*,1	Polished.com Inc.	3,683,713	1,916
	Crown Crafts Inc.	322,459	1,864
*,1	Aterian Inc.	2,126,982	1,829
*	Harte Hanks Inc.	194,041	1,826
*	Barnes & Noble Education Inc.	1,197,964	1,821
*,1	Bird Global Inc. Class A	6,356,700	1,779
*,1	Express Inc.	2,253,471	1,776
*,1	LiveOne Inc.	1,540,686	1,756
*	Travelzoo	274,335	1,657
*,1	Lulu's Fashion Lounge Holdings Inc.	692,559	1,648

		Shares	Market Value ($000)
*	Biglari Holdings Inc. Class A	1,863	1,566
*	Regis Corp.	1,407,700	1,563
*	Cumulus Media Inc. Class A	422,698	1,560
*	Kewaunee Scientific Corp.	96,393	1,516
*,1	Brilliant Earth Group Inc. Class A	381,195	1,490
*,1	Bed Bath & Beyond Inc.	3,447,705	1,474
*	Live Ventures Inc.	45,160	1,430
*	Reading International Inc. Class A	433,226	1,408
*,1	CuriosityStream Inc.	986,623	1,332
*	Nautilus Inc.	987,578	1,323
*,1	Kirkland's Inc.	458,478	1,307
*	Gaia Inc. Class A	447,999	1,241
	CompX International Inc.	64,007	1,157
*,1	Ondas Holdings Inc.	1,071,044	1,157
*,1	XWELL Inc.	3,134,508	1,131
[1]	FAT Brands Inc. Class A	153,984	1,084
*,1	Lazydays Holdings Inc.	92,137	1,075
*,1	Chicken Soup For The Soul Entertainment Inc. Class A	536,840	1,074
*,1	F45 Training Holdings Inc.	910,984	1,057
*,1	Inspirato Inc.	1,093,600	1,049
*	Marchex Inc. Class B	546,577	995
*,1	Envirotech Vehicles Inc.	313,755	970
	Ark Restaurants Corp.	55,702	964
*	Good Times Restaurants Inc.	350,945	937
	NL Industries Inc.	148,433	900
*,1	Red Cat Holdings Inc.	849,136	883
*	Fluent Inc.	1,010,603	829
*	Urban One Inc. Class A	109,101	824
*,2	Luby's Inc.	449,752	801
*,1	Hall of Fame Resort & Entertainment Co.	85,677	784
	DallasNews Corp.	176,590	781
*,1	Owlet Inc.	2,177,118	706
*	Koss Corp.	150,699	696
*,1	Sobr Safe Inc.	310,977	690
*	Educational Development Corp.	207,019	609
*	Vince Holding Corp.	85,410	592
[1]	JOANN Inc.	360,480	573
*	Charles & Colvard Ltd.	610,246	568
*	InterGroup Corp.	12,233	550
*	Volcon Inc.	362,634	544
*	Salem Media Group Inc. Class A	419,347	457
*,1	Muscle Maker Inc.	417,746	447
*,1	Audacy Inc. Class A	3,135,818	422
*,1	Dolphin Entertainment Inc.	229,216	415
*,1	Allied Gaming & Entertainment Inc.	342,015	412
*,1	Shift Technologies Inc. Class A	347,304	389
[1]	Jerash Holdings US Inc.	80,817	381
*,1	AYRO Inc.	673,813	370
*	BurgerFi International Inc.	310,543	366
*	FlexShopper Inc.	425,184	361
	Flanigan's Enterprises Inc.	11,919	337
*	Dixie Group Inc.	359,932	274
*	Beasley Broadcast Group Inc. Class A	314,502	259
*,1	iMedia Brands Inc.	509,066	259
*,1	Lottery.com Inc.	819,456	229
*	Auddia Inc.	274,072	195
*,1	Digital Media Solutions Inc.	151,164	169
*,1	Stran & Co. Inc.	97,248	169

		Shares	Market Value ($000)
*,1	Forward Industries Inc.	144,468	162
*,1	Xcel Brands Inc.	251,214	154
*,1	EBET Inc.	351,169	144
	Ritchie Bros Auctioneers Inc.	2,323	131
*,1	Moving Image Technologies Inc.	128,637	131
*,1	Micromobility.com Inc.	35,921	131
*	SRAX Inc. Class A	206,940	120
*	EzFill Holdings Inc.	388,645	119
[1]	FAT Brands Inc. Class B	17,809	101
*,1	Arcimoto Inc.	54,305	76
*	Twin Vee PowerCats Co.	34,923	59
*,2	SRAX Inc.	590,641	41
*,1	Applied UV Inc.	38,595	34
*	PARTS iD Inc.	144,290	34
*	Rave Restaurant Group Inc.	21,026	31
*	IDW Media Holdings Inc. Class B	42,882	31
*	Emerson Radio Corp.	6,500	4
*	Tuesday Morning Corp.	1	—
			175,488,386
Consumer Staples (5.5%)
	Procter & Gamble Co.	73,038,378	10,860,076
	PepsiCo Inc.	42,636,119	7,772,565
	Coca-Cola Co.	120,553,740	7,477,949
	Philip Morris International Inc.	48,004,020	4,668,391
	CVS Health Corp.	39,677,625	2,948,444
	Mondelez International Inc. Class A	42,214,725	2,943,211
	Altria Group Inc.	55,265,966	2,465,967
	Colgate-Palmolive Co.	25,709,486	1,932,068
	General Mills Inc.	18,252,624	1,559,869
	McKesson Corp.	4,239,964	1,509,639
	Kimberly-Clark Corp.	10,450,969	1,402,729
	Archer-Daniels-Midland Co.	16,964,742	1,351,411
	Corteva Inc.	22,093,907	1,332,484
*	Monster Beverage Corp.	22,634,291	1,222,478
	Sysco Corp.	15,707,178	1,213,065
	Hershey Co.	4,545,927	1,156,529
	Constellation Brands Inc. Class A	4,852,595	1,096,153
	Kroger Co.	19,962,514	985,549
	Kraft Heinz Co.	24,675,330	954,195
	Keurig Dr Pepper Inc.	26,107,606	921,076
	AmerisourceBergen Corp.	5,322,661	852,211
	Walgreens Boots Alliance Inc.	22,698,586	784,917
	Church & Dwight Co. Inc.	7,559,731	668,356
	McCormick & Co. Inc. (Non-Voting)	7,760,808	645,777
	Brown-Forman Corp. Class B	9,559,219	614,371
	Clorox Co.	3,821,026	604,639
	Conagra Brands Inc.	14,731,610	553,319
	Kellogg Co.	7,941,472	531,761
	Tyson Foods Inc. Class A	8,832,789	523,961
	J M Smucker Co.	3,131,773	492,847
	Lamb Weston Holdings Inc.	4,446,216	464,719
	Bunge Ltd.	4,648,659	444,040
	Hormel Foods Corp.	8,456,297	337,237
	Campbell Soup Co.	6,017,443	330,839
*	Performance Food Group Co.	4,819,240	290,793
*	Darling Ingredients Inc.	4,966,519	290,045
	Molson Coors Beverage Co. Class B	5,567,459	287,726
	Casey's General Stores Inc.	1,152,777	249,530

		Shares	Market Value ($000)
*	US Foods Holding Corp.	6,249,786	230,867
	Ingredion Inc.	1,943,690	197,732
	Flowers Foods Inc.	5,523,623	151,403
*	Post Holdings Inc.	1,636,259	147,051
*	BellRing Brands Inc.	4,154,820	141,264
*	Simply Good Foods Co.	3,066,847	121,969
	Lancaster Colony Corp.	594,584	120,629
*	Sprouts Farmers Market Inc.	3,280,952	114,932
*	Celsius Holdings Inc.	1,183,126	109,960
	Brown-Forman Corp. Class A	1,601,749	104,418
*	Hostess Brands Inc. Class A	4,098,443	101,969
*	Boston Beer Co. Inc. Class A	284,278	93,442
*,1	Freshpet Inc.	1,405,014	92,998
*	TreeHouse Foods Inc.	1,730,893	87,289
	Albertsons Cos. Inc. Class A	4,137,064	85,968
	Spectrum Brands Holdings Inc.	1,271,027	84,167
*	Grocery Outlet Holding Corp.	2,702,970	76,386
	Coca-Cola Consolidated Inc.	142,198	76,087
	Energizer Holdings Inc.	2,189,282	75,968
[1]	WD-40 Co.	421,068	74,971
	Primo Water Corp.	4,663,052	71,578
	Cal-Maine Foods Inc.	1,163,786	70,863
	Edgewell Personal Care Co.	1,512,655	64,167
	Nu Skin Enterprises Inc. Class A	1,455,697	57,223
	J & J Snack Foods Corp.	362,382	53,712
	Vector Group Ltd.	4,106,487	49,319
*	United Natural Foods Inc.	1,852,617	48,816
*	Herbalife Nutrition Ltd.	3,022,135	48,656
*	Hain Celestial Group Inc.	2,738,556	46,966
	Reynolds Consumer Products Inc.	1,626,326	44,724
	Weis Markets Inc.	507,507	42,971
	Andersons Inc.	999,551	41,301
	MGP Ingredients Inc.	412,198	39,868
	Ingles Markets Inc. Class A	441,115	39,127
	Universal Corp.	735,355	38,893
*	National Beverage Corp.	720,096	37,963
*	Chefs' Warehouse Inc.	1,058,181	36,031
[1]	Medifast Inc.	337,612	35,000
	Fresh Del Monte Produce Inc.	1,141,145	34,360
[1]	B&G Foods Inc.	2,211,063	34,338
	Utz Brands Inc.	2,062,507	33,970
*,1	Beauty Health Co.	2,637,542	33,312
*,1	Beyond Meat Inc.	1,780,392	28,896
	Seaboard Corp.	7,493	28,249
*	Pilgrim's Pride Corp.	1,114,855	25,842
	SpartanNash Co.	1,017,792	25,241
	John B Sanfilippo & Son Inc.	236,952	22,965
*	USANA Health Sciences Inc.	340,345	21,408
*	Duckhorn Portfolio Inc.	1,277,754	20,316
	Tootsie Roll Industries Inc.	452,012	20,300
*	Sovos Brands Inc.	1,083,568	18,074
*	Vita Coco Co. Inc.	827,453	16,235
*	Mission Produce Inc.	1,350,087	14,999
	Calavo Growers Inc.	512,935	14,757
	ACCO Brands Corp.	2,700,003	14,364
*	Olaplex Holdings Inc.	3,027,448	12,927
	Turning Point Brands Inc.	575,320	12,082
*	Vital Farms Inc.	742,708	11,363

		Shares	Market Value ($000)
[1]	PetMed Express Inc.	640,080	10,395
	Limoneira Co.	586,683	9,774
*	Seneca Foods Corp. Class A	162,229	8,480
	Oil-Dri Corp. of America	162,617	6,767
*,1	BRC Inc. Class A	1,202,500	6,181
*	GrowGeneration Corp.	1,753,390	5,997
	Village Super Market Inc. Class A	220,014	5,034
	Natural Grocers by Vitamin Cottage Inc.	424,248	4,985
[1]	Alico Inc.	198,128	4,795
*,1	22nd Century Group Inc.	6,085,365	4,680
*,1	Rite Aid Corp.	1,996,707	4,473
*	HF Foods Group Inc.	1,043,844	4,092
*	Nature's Sunshine Products Inc.	389,518	3,977
*,1	Benson Hill Inc.	3,328,592	3,828
*,1	Lifecore Biomedical Inc.	937,582	3,539
*	Whole Earth Brands Inc.	1,332,300	3,411
[1]	ProPhase Labs Inc.	408,045	3,109
*	Honest Co. Inc.	1,538,602	2,769
*,1	AppHarvest Inc.	3,854,745	2,360
*,1	Veru Inc.	1,923,707	2,232
*	Farmer Bros Co.	511,916	1,976
*,1	PLBY Group Inc.	969,862	1,920
*	Splash Beverage Group Inc.	950,644	1,559
*,1	Tattooed Chef Inc.	1,086,098	1,542
*	Natural Alternatives International Inc.	162,521	1,500
*	Vintage Wine Estates Inc.	1,296,027	1,387
	AMCON Distributing Co.	7,756	1,295
*	AquaBounty Technologies Inc.	1,988,764	1,183
*	MamaMancini's Holdings Inc.	559,576	1,063
*,1	Zevia PBC Class A	271,418	1,045
*	Lifeway Foods Inc.	172,782	1,044
*	Willamette Valley Vineyards Inc.	152,433	939
	Lifevantage Corp.	253,547	910
*,1	Local Bounti Corp.	1,107,838	883
*	S&W Seed Co.	558,871	808
*,1	Real Good Food Co. Inc. Class A	175,743	742
*	LifeMD Inc.	431,468	734
*	Rocky Mountain Chocolate Factory Inc.	128,662	688
*	Urban-Gro Inc.	227,616	615
*	Bridgford Foods Corp.	41,022	570
*,1	Boxed Inc.	2,879,590	547
	Mannatech Inc.	30,953	518
*,1	Kaival Brands Innovations Group Inc.	582,869	420
*	Coffee Holding Co. Inc.	222,735	414
*,1	Alkaline Water Co. Inc.	2,273,743	364
*,1	Barfresh Food Group Inc.	233,784	323
*	MedAvail Holdings Inc.	967,300	277
*	Zivo Bioscience Inc.	81,788	250
*,1	Blue Apron Holdings Inc. Class A	339,505	230
*,1	Yield10 Bioscience Inc.	65,737	181
*	Better Choice Co. Inc.	413,653	153
*	Stryve Foods Inc. Class A	32,837	16
*	Fresh Vine Wine Inc.	15,451	8
*,2	Fresh Market Inc.	661,450	—
			68,468,564
Energy (4.7%)
	Exxon Mobil Corp.	126,035,167	13,821,016
	Chevron Corp.	53,128,483	8,668,443

		Shares	Market Value ($000)
	ConocoPhillips	37,656,627	3,735,914
	Schlumberger NV	44,209,078	2,170,666
	EOG Resources Inc.	18,199,797	2,086,243
	Marathon Petroleum Corp.	13,793,225	1,859,741
	Valero Energy Corp.	11,489,990	1,604,003
	Phillips 66	14,360,877	1,455,906
	Pioneer Natural Resources Co.	6,913,612	1,412,036
	Occidental Petroleum Corp.	19,654,460	1,227,028
	Cheniere Energy Inc.	7,546,762	1,189,370
	Hess Corp.	8,603,377	1,138,571
	Williams Cos. Inc.	37,728,737	1,126,580
	Kinder Morgan Inc.	59,185,181	1,036,332
	Devon Energy Corp.	20,272,303	1,025,981
	Baker Hughes Co. Class A	31,316,918	903,806
*	Enphase Energy Inc.	4,227,075	888,869
	ONEOK Inc.	13,864,883	880,975
	Halliburton Co.	25,206,880	797,546
	Diamondback Energy Inc.	5,693,127	769,540
*	First Solar Inc.	3,132,930	681,412
	Coterra Energy Inc.	23,177,816	568,784
	Targa Resources Corp.	7,011,369	511,479
	Marathon Oil Corp.	19,474,729	466,614
	APA Corp.	9,615,813	346,746
	Texas Pacific Land Corp.	190,717	324,413
	EQT Corp.	10,036,865	320,276
	Chesapeake Energy Corp.	3,963,436	301,380
	Ovintiv Inc.	7,680,452	277,111
	HF Sinclair Corp.	4,664,418	225,665
	NOV Inc.	12,175,241	225,364
*,1	Plug Power Inc.	18,094,191	212,064
*	Antero Resources Corp.	8,241,774	190,303
	Range Resources Corp.	7,111,253	188,235
	PDC Energy Inc.	2,739,109	175,796
*	Southwestern Energy Co.	34,015,845	170,079
	Civitas Resources Inc.	2,480,165	169,494
	Murphy Oil Corp.	4,570,365	169,012
	Matador Resources Co.	3,516,478	167,560
	ChampionX Corp.	6,151,693	166,895
	Chord Energy Corp.	1,217,870	163,925
	PBF Energy Inc. Class A	3,597,321	155,980
	DT Midstream Inc.	3,030,380	149,610
*	Transocean Ltd.	21,381,011	135,983
*	Noble Corp. plc	3,328,060	131,359
*	Weatherford International plc	2,189,335	129,937
*	Denbury Inc.	1,461,095	128,036
*	Shoals Technologies Group Inc. Class A	5,192,223	118,331
	Magnolia Oil & Gas Corp. Class A	5,358,383	117,241
	SM Energy Co.	3,782,150	106,505
	Helmerich & Payne Inc.	2,932,287	104,829
	Antero Midstream Corp.	9,594,847	100,650
*	Peabody Energy Corp.	3,778,751	96,736
*	Array Technologies Inc.	4,403,153	96,341
	Arcosa Inc.	1,497,822	94,528
*,1	ChargePoint Holdings Inc.	8,476,179	88,746
	California Resources Corp.	2,273,550	87,532
	Cactus Inc. Class A	1,984,749	81,831
*	CNX Resources Corp.	5,074,016	81,286
	Patterson-UTI Energy Inc.	6,643,504	77,729

		Shares	Market Value ($000)
	Equitrans Midstream Corp.	13,381,206	77,343
	Arch Resources Inc.	539,699	70,949
	Permian Resources Corp. Class A	6,251,084	65,636
	Alpha Metallurgical Resources Inc.	420,674	65,625
*	Callon Petroleum Co.	1,914,582	64,024
	Liberty Energy Inc. Class A	4,903,914	62,819
[1]	Northern Oil & Gas Inc.	2,043,885	62,032
*	Tidewater Inc.	1,397,681	61,610
	Warrior Met Coal Inc.	1,613,299	59,224
[1]	New Fortress Energy Inc.	1,928,013	56,741
*	Oceaneering International Inc.	3,081,755	54,331
[1]	Sitio Royalties Corp.	2,397,759	54,189
*	Green Plains Inc.	1,743,462	54,030
*	Talos Energy Inc.	3,351,463	49,736
	Delek US Holdings Inc.	2,154,499	49,446
*	Ameresco Inc. Class A	1,002,518	49,344
*	Par Pacific Holdings Inc.	1,671,199	48,799
*	NexTier Oilfield Solutions Inc.	6,097,564	48,476
	CONSOL Energy Inc.	806,720	47,008
	World Fuel Services Corp.	1,820,943	46,525
	Archrock Inc.	4,587,221	44,817
*	NOW Inc.	3,380,416	37,692
*,1	SunPower Corp.	2,674,137	37,010
*,1	FuelCell Energy Inc.	12,547,591	35,761
*	Diamond Offshore Drilling Inc.	2,945,490	35,464
*	Helix Energy Solutions Group Inc.	4,466,722	34,572
*,1	NEXTracker Inc. Class A	937,422	33,991
	Comstock Resources Inc.	3,136,753	33,846
*	Nabors Industries Ltd.	277,528	33,833
	Core Laboratories NV	1,431,754	31,570
*	Dril-Quip Inc.	1,087,564	31,202
	CVR Energy Inc.	936,117	30,686
	Enviva Inc.	949,277	27,415
*	Gulfport Energy Corp.	331,479	26,518
*,1	Stem Inc.	4,531,301	25,692
*,1	Fluence Energy Inc. Class A	1,255,813	25,430
*,1	Earthstone Energy Inc. Class A	1,944,086	25,293
*	MRC Global Inc.	2,579,179	25,070
	Ranger Oil Corp.	575,884	23,519
*	Vital Energy Inc.	500,598	22,797
	SunCoke Energy Inc.	2,522,025	22,648
*	ProPetro Holding Corp.	3,073,248	22,097
	RPC Inc.	2,711,229	20,849
*,1	Tellurian Inc.	15,676,895	19,283
	Select Energy Services Inc. Class A	2,504,296	17,430
*,1	EVgo Inc. Class A	2,204,053	17,170
*	TPI Composites Inc.	1,239,552	16,176
*	Bristow Group Inc. Class A	693,278	15,529
*	Oil States International Inc.	1,848,601	15,399
	VAALCO Energy Inc.	3,343,681	15,147
	Berry Corp.	1,914,730	15,031
*	W&T Offshore Inc.	2,896,052	14,712
	Vitesse Energy Inc.	730,922	13,909
*	Montauk Renewables Inc.	1,737,042	13,671
*	REX American Resources Corp.	477,153	13,642
*	SandRidge Energy Inc.	933,349	13,450
[1]	Crescent Energy Co. Class A	1,084,502	12,266
[1]	Kinetik Holdings Inc. Class A	385,322	12,061

		Shares	Market Value ($000)
*	Centrus Energy Corp. Class A	371,662	11,967
*	DMC Global Inc.	534,243	11,737
*,1	NextDecade Corp.	2,346,418	11,662
*,1	SilverBow Resources Inc.	469,507	10,728
*,1	Gevo Inc.	6,871,435	10,582
*,1	Solid Power Inc.	3,190,048	9,602
*	Newpark Resources Inc.	2,449,089	9,429
*	TETRA Technologies Inc.	3,494,648	9,261
*,1	Atlas Energy Solutions Inc. Class A	538,222	9,166
*,1	ProFrac Holding Corp. Class A	655,618	8,307
*	Forum Energy Technologies Inc.	324,803	8,260
*,1	374Water Inc.	1,698,615	8,017
	Solaris Oilfield Infrastructure Inc. Class A	935,530	7,989
*	Amplify Energy Corp.	1,044,290	7,174
*	Hallador Energy Co.	722,014	6,635
	Ramaco Resources Inc.	673,015	5,929
*	SEACOR Marine Holdings Inc.	735,140	5,594
	Evolution Petroleum Corp.	807,797	5,097
*,1	Beam Global	317,644	5,054
*,1	Ring Energy Inc.	2,558,293	4,861
	Riley Exploration Permian Inc.	125,900	4,792
	NACCO Industries Inc. Class A	120,968	4,363
*	Matrix Service Co.	785,548	4,242
*	Ranger Energy Services Inc. Class A	406,911	4,146
*,1	KLX Energy Services Holdings Inc.	348,116	4,056
*	American Superconductor Corp.	824,756	4,050
*	Geospace Technologies Corp.	553,796	3,904
*,1	OPAL Fuels Inc. Class A	490,434	3,418
*,1	FTC Solar Inc.	1,474,652	3,318
*	Natural Gas Services Group Inc.	310,277	3,199
*,1	Empire Petroleum Corp.	238,346	2,958
*,1	Nine Energy Service Inc.	508,263	2,826
	Epsilon Energy Ltd.	514,276	2,746
	PHX Minerals Inc.	1,009,748	2,646
*,1	American Resources Corp.	1,756,997	2,635
*,1	Aemetis Inc.	1,111,968	2,580
*,1	ESS Tech Inc.	1,593,000	2,214
*,1	Sunworks Inc.	1,299,138	1,871
*	PrimeEnergy Resources Corp.	19,076	1,604
*	Ideal Power Inc.	149,114	1,558
*	Smart Sand Inc.	860,390	1,514
*	Battalion Oil Corp.	223,426	1,468
*	Gulf Island Fabrication Inc.	358,485	1,326
*,1	Mammoth Energy Services Inc.	308,591	1,302
*,1	Flotek Industries Inc.	1,811,795	1,250
	Adams Resources & Energy Inc.	31,232	1,200
*,1	Heliogen Inc.	4,874,100	1,171
*	Profire Energy Inc.	830,050	1,029
*	PEDEVCO Corp.	768,132	814
*,1	Advent Technologies Holdings Inc.	760,618	806
*,1	Stabilis Solutions Inc.	169,932	627
*,1	Houston American Energy Corp.	231,528	600
	Barnwell Industries Inc.	267,900	589
*,1	Ocean Power Technologies Inc.	1,001,472	531
*,1	Camber Energy Inc.	332,002	525
*	Mexco Energy Corp.	44,605	508
*,1	Dawson Geophysical Co.	275,110	481
*,1	Independence Contract Drilling Inc.	133,014	434

		Shares	Market Value ($000)
*	Capstone Green Energy Corp.	297,760	396
	Energy Services of America Corp.	121,699	279
*	Pineapple Energy Inc.	163,316	260
*,1	iSun Inc.	242,226	249
*	Superior Drilling Products Inc.	258,628	231
[1]	US Energy Corp.	108,748	191
*,1	Enservco Corp.	314,865	150
*	NCS Multistage Holdings Inc.	800	19
*	Tidewater Inc. Class A Warrants Exp. 7/31/23	8,839	10
*,1	Tidewater Inc. Class B Warrants Exp. 7/31/23	9,555	6
*,2	Pineapple Energy Inc. CVR	69,639	—
*,1,2	Next Bridge Hydrocarbons Inc.	1,763,201	—
			58,213,041
Financials (10.5%)
*	Berkshire Hathaway Inc. Class B	54,043,465	16,687,001
	JPMorgan Chase & Co.	91,127,627	11,874,841
	Bank of America Corp.	210,660,279	6,024,884
	Wells Fargo & Co.	117,487,737	4,391,692
	Morgan Stanley	39,257,144	3,446,777
	S&P Global Inc.	9,973,825	3,438,676
	Goldman Sachs Group Inc.	9,520,321	3,114,192
	BlackRock Inc.	4,176,466	2,794,557
	Citigroup Inc.	56,986,430	2,672,094
	Progressive Corp.	18,122,796	2,592,647
	Marsh & McLennan Cos. Inc.	15,313,073	2,550,392
	Charles Schwab Corp.	47,795,320	2,503,519
	Chubb Ltd.	12,857,955	2,496,758
	CME Group Inc.	11,140,238	2,133,578
	Blackstone Inc.	21,995,837	1,932,114
	Aon plc Class A	6,031,606	1,901,705
	Intercontinental Exchange Inc.	17,311,694	1,805,437
	US Bancorp	47,399,529	1,708,753
	PNC Financial Services Group Inc.	12,374,905	1,572,850
	Moody's Corp.	4,823,099	1,475,965
	Truist Financial Corp.	41,081,933	1,400,894
	MSCI Inc. Class A	2,354,598	1,317,845
	Arthur J Gallagher & Co.	6,565,089	1,255,967
	Travelers Cos. Inc.	7,186,613	1,231,857
	American International Group Inc.	22,830,303	1,149,734
	Aflac Inc.	17,138,713	1,105,790
	Bank of New York Mellon Corp.	23,782,730	1,080,687
	KKR & Co. Inc.	19,992,137	1,049,987
	MetLife Inc.	17,976,412	1,041,553
	Ameriprise Financial Inc.	3,259,606	999,069
	Prudential Financial Inc.	11,327,796	937,262
	Allstate Corp.	8,167,350	905,024
	Discover Financial Services	8,100,311	800,635
	T. Rowe Price Group Inc.	6,944,796	784,067
	Apollo Global Management Inc.	12,398,159	783,068
	Willis Towers Watson plc	3,353,505	779,287
	State Street Corp.	10,149,842	768,242
*	Arch Capital Group Ltd.	10,893,661	739,353
	Hartford Financial Services Group Inc.	9,754,389	679,783
	Nasdaq Inc.	12,135,079	663,425
	M&T Bank Corp.	5,194,222	621,073
	Fifth Third Bancorp	21,125,234	562,776
	Principal Financial Group Inc.	7,535,978	560,074
	Raymond James Financial Inc.	5,997,022	559,342

		Shares	Market Value ($000)
	Cincinnati Financial Corp.	4,870,393	545,874
	Northern Trust Corp.	6,144,361	541,503
	Regions Financial Corp.	28,868,629	535,802
	Broadridge Financial Solutions Inc.	3,652,523	535,350
*	Markel Corp.	394,788	504,306
	Huntington Bancshares Inc.	44,778,531	501,520
	LPL Financial Holdings Inc.	2,435,333	492,911
	FactSet Research Systems Inc.	1,183,972	491,455
*	Berkshire Hathaway Inc. Class A	1,051	489,346
	MarketAxess Holdings Inc.	1,163,853	455,404
	Citizens Financial Group Inc.	14,948,535	453,987
	Cboe Global Markets Inc.	3,274,636	439,587
	Everest Re Group Ltd.	1,212,121	433,964
	Ares Management Corp. Class A	4,830,139	403,027
	Brown & Brown Inc.	7,014,234	402,757
	W R Berkley Corp.	6,134,273	381,920
	KeyCorp	28,808,374	360,681
	Loews Corp.	6,187,092	358,975
*,1	Coinbase Global Inc. Class A	4,544,635	307,081
	First Citizens BancShares Inc. Class A	313,252	304,826
	Globe Life Inc.	2,684,403	295,338
	First Horizon Corp.	16,599,863	295,146
	Annaly Capital Management Inc.	15,249,135	291,411
	Equitable Holdings Inc.	11,189,094	284,091
	Fidelity National Financial Inc.	7,988,276	279,030
	Reinsurance Group of America Inc.	2,063,655	273,971
	Tradeweb Markets Inc. Class A	3,446,613	272,351
	American Financial Group Inc.	2,241,481	272,340
	RenaissanceRe Holdings Ltd.	1,352,936	271,047
	Franklin Resources Inc.	9,277,586	249,938
	Interactive Brokers Group Inc. Class A	3,027,262	249,931
	Carlyle Group Inc.	7,883,149	244,851
	East West Bancorp Inc.	4,357,535	241,843
	Invesco Ltd.	14,076,990	230,863
	SEI Investments Co.	3,739,798	215,225
[1]	Voya Financial Inc.	3,010,685	215,144
	Ally Financial Inc.	8,340,628	212,603
	Webster Financial Corp.	5,376,795	211,953
	Old Republic International Corp.	8,458,208	211,201
	Unum Group	5,184,560	205,101
	Kinsale Capital Group Inc.	679,750	204,027
	Commerce Bancshares Inc.	3,467,797	202,346
	Assurant Inc.	1,637,517	196,617
	Primerica Inc.	1,140,146	196,379
	Cullen/Frost Bankers Inc.	1,787,471	188,292
	Stifel Financial Corp.	3,136,669	185,346
*	Robinhood Markets Inc. Class A	18,950,416	184,009
	Erie Indemnity Co. Class A	785,977	182,079
	New York Community Bancorp Inc.	20,057,246	181,317
	AGNC Investment Corp.	17,907,613	180,509
	Selective Insurance Group Inc.	1,866,658	177,948
	RLI Corp.	1,334,247	177,335
	Comerica Inc.	4,056,330	176,126
	First American Financial Corp.	3,035,947	168,981
	SouthState Corp.	2,328,806	165,951
	Prosperity Bancshares Inc.	2,676,625	164,666
[1]	Starwood Property Trust Inc.	9,141,778	161,718
	Morningstar Inc.	793,450	161,094

		Shares	Market Value ($000)
	Affiliated Managers Group Inc.	1,106,201	157,545
	Jefferies Financial Group Inc.	4,925,138	156,324
	Blue Owl Capital Inc. Class A	13,840,149	153,349
	United Bankshares Inc.	4,203,300	147,956
	Glacier Bancorp Inc.	3,420,890	143,712
*,1	SoFi Technologies Inc.	23,055,531	139,947
	OneMain Holdings Inc.	3,730,141	138,314
	Zions Bancorp NA	4,617,534	138,203
	Houlihan Lokey Inc. Class A	1,569,544	137,319
	Columbia Banking System Inc.	6,403,378	137,160
	Wintrust Financial Corp.	1,867,998	136,270
	First Financial Bankshares Inc.	4,197,157	133,889
	Synovus Financial Corp.	4,270,706	131,666
	Old National Bancorp	8,997,227	129,740
	FNB Corp.	11,090,126	128,645
	Axis Capital Holdings Ltd.	2,357,756	128,545
	Popular Inc.	2,235,982	128,368
	Essent Group Ltd.	3,180,647	127,385
	Hanover Insurance Group Inc.	991,156	127,364
	Pinnacle Financial Partners Inc.	2,244,467	123,805
	Home BancShares Inc.	5,681,590	123,347
	Valley National Bancorp	13,255,853	122,484
	MGIC Investment Corp.	8,937,826	119,946
	Lincoln National Corp.	5,270,522	118,429
	Rithm Capital Corp.	14,781,180	118,249
	Bank OZK	3,446,792	117,880
	Cadence Bank	5,602,641	116,311
	Western Alliance Bancorp	3,221,537	114,493
	Evercore Inc. Class A	954,866	110,172
	Lazard Ltd. Class A	3,308,324	109,539
	Janus Henderson Group plc	4,102,690	109,296
	FirstCash Holdings Inc.	1,145,430	109,240
	Kemper Corp.	1,982,295	108,352
	Radian Group Inc.	4,883,666	107,929
	Federated Hermes Inc. Class B	2,613,500	104,906
*	Ryan Specialty Holdings Inc. Class A	2,606,178	104,873
	White Mountains Insurance Group Ltd.	76,041	104,746
	United Community Banks Inc.	3,413,780	95,995
	Jackson Financial Inc. Class A	2,563,838	95,913
*	Brighthouse Financial Inc.	2,118,197	93,434
[1]	Blackstone Mortgage Trust Inc. Class A	5,151,863	91,961
	SLM Corp.	7,389,607	91,557
	Hancock Whitney Corp.	2,502,429	91,088
	American Equity Investment Life Holding Co.	2,480,086	90,498
	Assured Guaranty Ltd.	1,762,779	88,615
	Independent Bank Corp. (Massachusetts)	1,348,845	88,511
*,1	Credit Acceptance Corp.	199,958	87,190
	Community Bank System Inc.	1,649,923	86,604
	ServisFirst Bancshares Inc.	1,506,057	82,276
	Atlantic Union Bankshares Corp.	2,314,249	81,114
	First Hawaiian Inc.	3,905,415	80,569
	First Republic Bank	5,735,897	80,245
*	Mr Cooper Group Inc.	1,938,549	79,422
*	Focus Financial Partners Inc. Class A	1,519,079	78,795
	Associated Banc-Corp	4,361,943	78,428
	First Interstate BancSystem Inc. Class A	2,615,172	78,089
	Moelis & Co. Class A	1,999,288	76,853
*	Genworth Financial Inc. Class A	15,221,923	76,414

		Shares	Market Value ($000)
	Ameris Bancorp	2,071,007	75,757
	CNO Financial Group Inc.	3,385,207	75,118
*	Enstar Group Ltd.	323,059	74,882
	Cathay General Bancorp	2,153,041	74,323
	International Bancshares Corp.	1,728,547	74,016
	Hamilton Lane Inc. Class A	992,410	73,418
	Piper Sandler Cos.	524,098	72,645
*	Texas Capital Bancshares Inc.	1,482,835	72,600
	Fulton Financial Corp.	5,154,054	71,229
	WSFS Financial Corp.	1,884,291	70,868
	Pacific Premier Bancorp Inc.	2,925,013	70,259
	Walker & Dunlop Inc.	919,986	70,075
	CVB Financial Corp.	4,190,687	69,901
	UMB Financial Corp.	1,199,811	69,253
	Simmons First National Corp. Class A	3,741,409	65,437
	First Bancorp (XNYS)	5,724,604	65,375
*	Axos Financial Inc.	1,762,913	65,087
	Artisan Partners Asset Management Inc. Class A	1,997,872	63,892
	Bank of Hawaii Corp.	1,221,283	63,604
	Seacoast Banking Corp. of Florida	2,658,406	63,004
	Eastern Bankshares Inc.	4,882,486	61,617
	BOK Financial Corp.	721,670	60,916
	First Financial Bancorp	2,776,152	60,437
	Washington Federal Inc.	2,002,013	60,301
	First Merchants Corp.	1,822,978	60,067
*	NMI Holdings Inc. Class A	2,595,783	57,964
[1]	Arbor Realty Trust Inc.	4,992,557	57,364
	Banner Corp.	1,042,629	56,688
*	StoneX Group Inc.	545,811	56,508
	Towne Bank	2,082,641	55,502
	Virtu Financial Inc. Class A	2,934,369	55,460
	TPG Inc. Class A	1,872,450	54,919
	WesBanco Inc.	1,743,017	53,511
	BGC Partners Inc. Class A	10,215,397	53,427
	Park National Corp.	450,206	53,381
	BankUnited Inc.	2,362,433	53,344
	Renasant Corp.	1,640,141	50,155
	Independent Bank Group Inc.	1,075,219	49,836
	Navient Corp.	3,091,108	49,427
	PJT Partners Inc. Class A	676,217	48,816
*,1	Trupanion Inc.	1,132,936	48,592
	Cohen & Steers Inc.	759,070	48,550
	Enterprise Financial Services Corp.	1,087,489	48,491
*	BRP Group Inc. Class A	1,893,142	48,199
*	Cannae Holdings Inc.	2,354,814	47,520
	Northwest Bancshares Inc.	3,909,633	47,033
	Lakeland Financial Corp.	747,707	46,836
*,1	Riot Platforms Inc.	4,656,891	46,522
	BancFirst Corp.	556,491	46,244
*	PRA Group Inc.	1,170,822	45,615
	Stock Yards Bancorp Inc.	808,963	44,606
	First Bancorp (XNGS)	1,227,263	43,592
	Two Harbors Investment Corp.	2,950,722	43,405
	Horace Mann Educators Corp.	1,285,391	43,035
	Heartland Financial USA Inc.	1,119,842	42,957
	Provident Financial Services Inc.	2,230,718	42,785
*	Bancorp Inc.	1,534,653	42,740
	NBT Bancorp Inc.	1,261,467	42,524

		Shares	Market Value ($000)
[1]	Claros Mortgage Trust Inc.	3,598,072	41,918
	PennyMac Financial Services Inc.	700,511	41,757
*	Enova International Inc.	936,341	41,602
	Hilltop Holdings Inc.	1,395,842	41,415
	Trustmark Corp.	1,672,629	41,314
[1]	Chimera Investment Corp.	7,209,989	40,664
	StepStone Group Inc. Class A	1,671,038	40,556
	Virtus Investment Partners Inc.	212,674	40,491
	Apollo Commercial Real Estate Finance Inc.	4,343,388	40,437
*	Palomar Holdings Inc.	730,244	40,309
	First Commonwealth Financial Corp.	3,135,339	38,972
	City Holding Co.	428,546	38,946
	National Bank Holdings Corp. Class A	1,159,420	38,794
*	Triumph Financial Inc.	652,994	37,913
	TriCo Bancshares	908,031	37,765
	OFG Bancorp	1,488,977	37,135
*	Clearwater Analytics Holdings Inc. Class A	2,317,534	36,988
	S&T Bancorp Inc.	1,140,060	35,855
	PacWest Bancorp	3,676,339	35,771
	Federal Agricultural Mortgage Corp. Class C	267,201	35,588
[1]	Compass Diversified Holdings	1,851,086	35,319
	Employers Holdings Inc.	846,638	35,296
	Westamerica Bancorp	791,697	35,072
	Pathward Financial Inc.	835,362	34,659
	Sandy Spring Bancorp Inc.	1,323,927	34,396
	FB Financial Corp.	1,105,637	34,363
[1]	Safehold Inc.	1,164,156	34,191
	PennyMac Mortgage Investment Trust	2,755,365	33,974
*	Encore Capital Group Inc.	672,352	33,920
*,1	Upstart Holdings Inc.	2,125,172	33,769
	Hope Bancorp Inc.	3,426,966	33,653
	Stewart Information Services Corp.	832,823	33,604
	First Busey Corp.	1,650,929	33,580
[1]	ARMOUR Residential REIT Inc.	6,392,276	33,559
	Stellar Bancorp Inc.	1,362,658	33,535
*	Goosehead Insurance Inc. Class A	641,031	33,462
	Eagle Bancorp Inc.	997,446	33,385
	Ladder Capital Corp. Class A	3,521,228	33,276
	Safety Insurance Group Inc.	444,114	33,095
	OceanFirst Financial Corp.	1,780,077	32,896
	Nelnet Inc. Class A	355,447	32,662
*,1	Rocket Cos. Inc. Class A	3,582,194	32,455
	Berkshire Hills Bancorp Inc.	1,295,050	32,454
	Corebridge Financial Inc.	2,012,837	32,246
[1]	Ready Capital Corp.	3,069,227	31,214
	MFA Financial Inc.	3,102,193	30,774
*,1	Avantax Inc.	1,160,382	30,541
	ProAssurance Corp.	1,647,124	30,439
	Southside Bancshares Inc.	911,055	30,247
*,1	Marathon Digital Holdings Inc.	3,416,798	29,794
	AMERISAFE Inc.	607,299	29,727
	Franklin BSP Realty Trust Inc.	2,467,558	29,438
	Origin Bancorp Inc.	911,299	29,298
	Veritex Holdings Inc.	1,596,840	29,158
	Lakeland Bancorp Inc.	1,859,002	29,075
	Argo Group International Holdings Ltd.	969,303	28,391
[1]	New York Mortgage Trust Inc.	2,820,216	28,089
*	MoneyGram International Inc.	2,693,721	28,069

		Shares	Market Value ($000)
	German American Bancorp Inc.	838,505	27,981
	Mercury General Corp.	854,232	27,113
	Brookline Bancorp Inc.	2,542,527	26,697
	Capitol Federal Financial Inc.	3,948,918	26,576
*	Oscar Health Inc. Class A	3,936,237	25,743
	Ellington Financial Inc.	2,098,573	25,624
	Victory Capital Holdings Inc. Class A	856,738	25,077
	Dime Community Bancshares Inc.	1,101,151	25,018
*	Nicolet Bankshares Inc.	393,817	24,830
[1]	Bank First Corp.	336,118	24,732
	Live Oak Bancshares Inc.	1,006,734	24,534
*	Open Lending Corp. Class A	3,398,132	23,923
*	LendingClub Corp.	3,283,854	23,677
	Heritage Financial Corp.	1,089,520	23,316
	Brightsphere Investment Group Inc.	981,747	23,150
	Tompkins Financial Corp.	344,638	22,818
	Redwood Trust Inc.	3,363,454	22,670
	Enact Holdings Inc.	988,708	22,602
	First Bancshares Inc.	873,005	22,550
	Peoples Bancorp Inc.	869,707	22,395
*,1	Lemonade Inc.	1,565,537	22,325
	QCR Holdings Inc.	506,506	22,241
	Premier Financial Corp.	1,072,585	22,235
	BrightSpire Capital Inc. Class A	3,762,826	22,201
	WisdomTree Inc.	3,750,059	21,975
*	Ambac Financial Group Inc.	1,386,506	21,463
	Preferred Bank	389,302	21,338
	TFS Financial Corp.	1,672,462	21,123
	ConnectOne Bancorp Inc.	1,190,397	21,046
	Dynex Capital Inc.	1,723,960	20,894
*	Columbia Financial Inc.	1,138,234	20,807
	Amerant Bancorp Inc. Class A	951,334	20,701
*	AssetMark Financial Holdings Inc.	640,865	20,155
*	SiriusPoint Ltd.	2,468,652	20,070
	Univest Financial Corp.	842,485	20,001
	Community Trust Bancorp Inc.	515,007	19,544
	Banc of California Inc.	1,550,511	19,428
	Old Second Bancorp Inc.	1,367,594	19,228
	Washington Trust Bancorp Inc.	552,876	19,163
	James River Group Holdings Ltd.	921,185	19,022
	United Fire Group Inc.	714,514	18,970
	CBL & Associates Properties Inc.	732,574	18,783
	Broadmark Realty Capital Inc.	3,923,468	18,440
	Hanmi Financial Corp.	968,596	17,987
	TrustCo Bank Corp.	550,886	17,595
*	Customers Bancorp Inc.	938,563	17,382
	HarborOne Bancorp Inc.	1,382,754	16,870
	Byline Bancorp Inc.	773,709	16,728
	KKR Real Estate Finance Trust Inc.	1,451,080	16,528
	Farmers National Banc Corp.	1,256,070	15,877
	Great Southern Bancorp Inc.	302,904	15,351
	First Mid Bancshares Inc.	561,303	15,279
	Kearny Financial Corp.	1,871,083	15,193
	Northfield Bancorp Inc.	1,279,932	15,078
	Universal Insurance Holdings Inc.	826,787	15,064
[1]	B. Riley Financial Inc.	521,564	14,807
	Peapack-Gladstone Financial Corp.	493,155	14,607
	Camden National Corp.	403,181	14,591

		Shares	Market Value ($000)
	Diamond Hill Investment Group Inc.	87,521	14,404
	Cambridge Bancorp	222,214	14,402
	Central Pacific Financial Corp.	798,745	14,298
	Heritage Commerce Corp.	1,711,952	14,261
*	EZCORP Inc. Class A	1,624,375	13,970
	Mercantile Bank Corp.	444,626	13,597
	P10 Inc. Class A	1,343,205	13,580
	National Western Life Group Inc. Class A	55,873	13,556
	HomeTrust Bancshares Inc.	539,258	13,260
	TPG RE Finance Trust Inc.	1,817,114	13,192
	Midland States Bancorp Inc.	614,037	13,153
	Business First Bancshares Inc.	759,121	13,004
*	MBIA Inc.	1,382,103	12,798
[1]	Orchid Island Capital Inc.	1,187,504	12,742
[1]	Invesco Mortgage Capital Inc.	1,138,745	12,629
	Hingham Institution For Savings	53,653	12,525
	Horizon Bancorp Inc.	1,130,130	12,499
*	CrossFirst Bankshares Inc.	1,180,258	12,369
	Flushing Financial Corp.	829,310	12,348
	Amalgamated Financial Corp.	689,657	12,200
	First Foundation Inc.	1,567,086	11,675
	Capital City Bank Group Inc.	396,922	11,634
	Southern Missouri Bancorp Inc.	308,905	11,556
*	World Acceptance Corp.	137,028	11,413
	First Financial Corp.	303,859	11,389
	Merchants Bancorp	434,604	11,317
	CNB Financial Corp.	588,697	11,303
[1]	UWM Holdings Corp. Class A	2,300,429	11,295
[1]	GCM Grosvenor Inc. Class A	1,437,229	11,225
*	Coastal Financial Corp.	308,378	11,105
	HBT Financial Inc.	562,490	11,092
	Citizens Financial Services Inc.	130,597	10,911
	Bar Harbor Bankshares	412,183	10,902
	Equity Bancshares Inc. Class A	443,588	10,810
	Republic Bancorp Inc. Class A	253,793	10,768
	Independent Bank Corp. (Michigan)	599,260	10,649
*	Metropolitan Bank Holding Corp.	311,071	10,542
	First Community Bankshares Inc.	419,785	10,516
	NexPoint Diversified Real Estate Trust	1,006,100	10,443
	Arrow Financial Corp.	412,793	10,283
	1st Source Corp.	234,956	10,138
[1]	HCI Group Inc.	187,501	10,050
*	Carter Bankshares Inc.	712,025	9,968
	FS Bancorp Inc.	331,730	9,955
	SmartFinancial Inc.	427,565	9,894
	Bank of Marin Bancorp	447,868	9,804
	F&G Annuities & Life Inc.	539,190	9,770
	HomeStreet Inc.	535,464	9,633
	Mid Penn Bancorp Inc.	374,344	9,587
	American National Bankshares Inc.	302,173	9,579
	Metrocity Bankshares Inc.	557,021	9,519
	Tiptree Inc. Class A	651,681	9,495
	Macatawa Bank Corp.	925,613	9,460
	Norwood Financial Corp.	316,143	9,301
	Central Valley Community Bancorp	449,025	9,241
	First of Long Island Corp.	676,836	9,137
	Waterstone Financial Inc.	601,680	9,103
	Timberland Bancorp Inc.	327,316	8,844

		Shares	Market Value ($000)
	Citizens & Northern Corp.	410,526	8,777
	Financial Institutions Inc.	450,573	8,687
	Alerus Financial Corp.	537,268	8,623
*	LendingTree Inc.	321,603	8,574
	Civista Bancshares Inc.	497,943	8,405
	Northrim Bancorp Inc.	176,916	8,347
	Donegal Group Inc. Class A	539,685	8,246
	Farmers & Merchants Bancorp Inc.	333,453	8,110
	First Bancorp Inc.	312,385	8,088
	Esquire Financial Holdings Inc.	206,705	8,082
	Enterprise Bancorp Inc.	255,668	8,043
	Northeast Community Bancorp Inc.	611,663	8,025
	Granite Point Mortgage Trust Inc.	1,592,579	7,899
	Peoples Financial Services Corp.	179,285	7,772
	BayCom Corp.	452,397	7,727
	Evans Bancorp Inc.	229,880	7,716
	ACNB Corp.	236,741	7,706
*	eHealth Inc.	816,369	7,641
	Capstar Financial Holdings Inc.	501,635	7,600
	West Bancorp Inc.	414,402	7,571
[1]	John Marshall Bancorp Inc.	346,600	7,487
*	Blue Foundry Bancorp	782,802	7,452
	Colony Bankcorp Inc.	715,652	7,300
	MidWestOne Financial Group Inc.	298,754	7,296
*	Greenlight Capital Re Ltd. Class A	776,574	7,292
	Shore Bancshares Inc.	509,859	7,281
*,1	SWK Holdings Corp.	405,674	7,245
	Codorus Valley Bancorp Inc.	342,815	7,113
*,1	Skyward Specialty Insurance Group Inc.	318,465	6,965
*	Southern First Bancshares Inc.	226,710	6,960
	Northeast Bank	206,474	6,950
	Unity Bancorp Inc.	302,769	6,906
	Guaranty Bancshares Inc.	245,483	6,842
	Home Bancorp Inc.	206,231	6,812
	Sierra Bancorp	394,292	6,790
	RBB Bancorp	435,114	6,744
	Community Financial Corp.	203,400	6,739
[1]	Sachem Capital Corp.	1,801,257	6,701
*	Star Holdings	384,803	6,692
	Chemung Financial Corp.	161,231	6,691
	Primis Financial Corp.	682,667	6,574
*	Kingsway Financial Services Inc.	734,416	6,470
	Orrstown Financial Services Inc.	324,496	6,444
	AFC Gamma Inc.	528,841	6,431
	MainStreet Bancshares Inc.	273,305	6,420
	Ames National Corp.	304,055	6,324
	Summit Financial Group Inc.	304,535	6,319
	Five Star Bancorp	293,908	6,272
	First Business Financial Services Inc.	205,340	6,265
	South Plains Financial Inc.	292,506	6,263
	First Bank	617,725	6,239
	MVB Financial Corp.	302,098	6,235
*	Bridgewater Bancshares Inc.	574,377	6,226
	Oppenheimer Holdings Inc. Class A	158,975	6,224
	Middlefield Banc Corp.	221,314	6,200
	PCB Bancorp	426,460	6,179
	Red River Bancshares Inc.	127,746	6,146
*	California Bancorp	312,386	6,095

		Shares	Market Value ($000)
	Princeton Bancorp Inc.	191,688	6,080
	National Bankshares Inc.	192,376	6,052
	Peoples Bancorp of North Carolina Inc.	189,111	6,008
[1]	Fidelity D&D Bancorp Inc.	130,243	5,947
[1]	Chicago Atlantic Real Estate Finance Inc.	438,773	5,928
	Blue Ridge Bankshares Inc.	580,445	5,921
*,1	Hippo Holdings Inc.	361,460	5,866
	Regional Management Corp.	224,220	5,850
*	Ponce Financial Group Inc.	737,628	5,790
*	Third Coast Bancshares Inc.	367,175	5,768
	Plumas Bancorp	168,907	5,753
	Crawford & Co. Class B	747,804	5,736
*,1	Hagerty Inc. Class A	651,800	5,697
	Western New England Bancorp Inc.	692,944	5,689
	Investors Title Co.	37,598	5,677
	BCB Bancorp Inc.	430,285	5,650
	William Penn Bancorp	493,909	5,596
	Greenhill & Co. Inc.	626,654	5,558
*	Ocwen Financial Corp.	204,363	5,542
	LCNB Corp.	335,831	5,487
*	FVCBankcorp Inc.	514,940	5,484
	First Community Corp.	273,858	5,477
	Bankwell Financial Group Inc.	219,933	5,468
	Southern States Bancshares Inc.	241,995	5,457
*,1	Forge Global Holdings Inc.	3,118,181	5,457
	Parke Bancorp Inc.	306,015	5,441
	Medallion Financial Corp.	698,986	5,361
	ChoiceOne Financial Services Inc.	210,670	5,317
*,1	Citizens Inc. Class A	1,402,435	5,203
[1]	Silvercrest Asset Management Group Inc. Class A	285,560	5,191
	C&F Financial Corp.	99,227	5,131
	Seven Hills Realty Trust	505,332	5,048
[1]	Greene County Bancorp Inc.	210,368	4,771
	Orange County Bancorp Inc.	107,232	4,718
	Meridian Corp.	367,884	4,635
*	First Western Financial Inc.	233,944	4,632
	Investar Holding Corp.	331,586	4,629
*	Trean Insurance Group Inc.	749,232	4,585
	Partners Bancorp	578,544	4,530
*	NI Holdings Inc.	346,493	4,504
	Great Ajax Corp.	672,741	4,427
	Penns Woods Bancorp Inc.	190,432	4,399
	Territorial Bancorp Inc.	226,146	4,367
*	Bogota Financial Corp.	428,297	4,343
*	Malvern Bancorp Inc.	282,834	4,298
*	ECB Bancorp Inc.	306,402	4,253
	First Internet Bancorp	247,933	4,128
	Bank7 Corp.	167,593	4,114
	Capital Bancorp Inc.	244,772	4,073
	ESSA Bancorp Inc.	257,669	4,051
[1]	Ellington Residential Mortgage REIT	548,318	4,003
	Sculptor Capital Management Inc. Class A	462,486	3,982
*	Heritage Global Inc.	1,379,923	3,960
	Salisbury Bancorp Inc.	159,453	3,843
	OP Bancorp	427,154	3,806
[1]	Nexpoint Real Estate Finance Inc.	241,453	3,784
*	Pioneer Bancorp Inc.	382,436	3,771
	Limestone Bancorp Inc.	169,044	3,771

		Shares	Market Value ($000)
*	Oportun Financial Corp.	960,206	3,706
	Hawthorn Bancshares Inc.	157,894	3,691
	Eagle Bancorp Montana Inc.	257,546	3,634
[1]	AG Mortgage Investment Trust Inc.	622,463	3,579
[1]	Cherry Hill Mortgage Investment Corp.	638,375	3,524
*	Consumer Portfolio Services Inc.	316,832	3,387
	HMN Financial Inc.	174,893	3,370
*	Sterling Bancorp Inc.	590,269	3,341
	Federal Agricultural Mortgage Corp. Class A	28,831	3,297
*	Arlington Asset Investment Corp. Class A	1,148,538	3,285
	Provident Bancorp Inc.	470,772	3,220
	First United Corp.	188,849	3,184
	Westwood Holdings Group Inc.	277,372	3,109
*,1	Bakkt Holdings Inc.	1,805,265	3,105
*	Maiden Holdings Ltd.	1,475,921	3,085
	Riverview Bancorp Inc.	571,750	3,053
	CB Financial Services Inc.	137,767	2,991
	Finward Bancorp	101,400	2,951
	First Financial Northwest Inc.	230,131	2,939
	Luther Burbank Corp.	304,937	2,891
	BankFinancial Corp.	328,418	2,874
	Old Point Financial Corp.	119,700	2,850
	First Northwest Bancorp	246,872	2,839
*	Guild Holdings Co. Class A	271,900	2,828
*,3	1895 Bancorp of Wisconsin Inc.	333,922	2,685
	Heritage Insurance Holdings Inc.	864,537	2,663
[1]	First Guaranty Bancshares Inc.	167,977	2,632
[1]	Hanover Bancorp Inc.	145,775	2,624
	Summit State Bank	181,477	2,517
	First Savings Financial Group Inc.	153,781	2,474
	Provident Financial Holdings Inc.	178,916	2,439
*	ACRES Commercial Realty Corp.	245,355	2,385
*	Broadway Financial Corp.	2,114,129	2,220
	TC Bancshares Inc.	151,263	2,201
	Western Asset Mortgage Capital Corp.	228,767	2,089
[1]	Union Bankshares Inc.	92,353	2,042
*	Velocity Financial Inc.	225,504	2,036
[1]	LINKBANCORP Inc.	306,437	2,010
	Sound Financial Bancorp Inc.	53,437	1,978
*,1	BM Technologies Inc.	531,936	1,872
*,1	Finance of America Cos. Inc. Class A	1,481,602	1,837
*	Security National Financial Corp. Class A	293,859	1,825
	Associated Capital Group Inc. Class A	48,920	1,808
*,1	USCB Financial Holdings Inc.	181,956	1,800
*	Catalyst Bancorp Inc.	151,200	1,739
*	Finwise Bancorp	196,982	1,735
*	NSTS Bancorp Inc.	186,636	1,697
*,1	GoHealth Inc. Class A	103,498	1,685
*	Republic First Bancorp Inc.	1,174,692	1,598
[1]	Angel Oak Mortgage REIT Inc.	216,627	1,581
*,1	Doma Holdings Inc.	3,765,455	1,534
	CF Bankshares Inc.	78,617	1,533
	FNCB Bancorp Inc.	241,874	1,500
	loanDepot Inc. Class A	927,893	1,494
	Lument Finance Trust Inc.	736,731	1,488
	Bayfirst Financial Corp.	95,510	1,483
*	Great Elm Group Inc.	643,568	1,461
[1]	Hennessy Advisors Inc.	185,534	1,436

		Shares	Market Value ($000)
	Auburn National Bancorp Inc.	63,021	1,428
	Manhattan Bridge Capital Inc.	262,659	1,361
	IF Bancorp Inc.	85,645	1,331
*	Ashford Inc.	104,740	1,329
*,1	Dave Inc.	214,024	1,297
	Curo Group Holdings Corp.	735,347	1,272
*,1	Root Inc. Class A	270,892	1,222
*,1	Silvergate Capital Corp. Class A	676,287	1,096
	AmeriServ Financial Inc.	351,198	1,071
*,1	OppFi Inc.	489,345	1,003
	US Global Investors Inc. Class A	375,986	993
*,1	United Insurance Holdings Corp.	346,040	976
*	Patriot National Bancorp Inc.	101,605	896
*	Midwest Holding Inc.	54,287	896
*	Nicholas Financial Inc.	148,305	881
*	Safeguard Scientifics Inc.	417,279	718
*	Generations Bancorp NY Inc.	67,225	686
	Richmond Mutual Bancorp Inc.	62,929	653
*	MarketWise Inc.	304,854	564
*	Carver Bancorp Inc.	133,111	531
	Lake Shore Bancorp Inc.	49,379	498
*,1	Sunlight Financial Holdings Inc.	1,506,790	471
*,1	NeuroOne Medical Technologies Corp.	268,451	432
*	BioRestorative Therapies Inc.	121,046	412
	Village Bank & Trust Financial Corp.	5,510	313
*	PB Bankshares Inc.	22,618	295
	Kentucky First Federal Bancorp	44,526	278
	Kingstone Cos. Inc.	193,591	265
*	Oxbridge Re Holdings Ltd.	132,133	234
*	Hallmark Financial Services Inc.	30,815	200
*,1,2	Palisade Bio Inc. CVR	204,224	196
*	OptimumBank Holdings Inc.	48,881	162
	First Seacoast Bancorp	15,123	130
	Signature Bank	616,356	113
	SB Financial Group Inc.	7,256	103
	Texas Community Bancshares Inc.	7,372	101
*	FG Financial Group Inc.	35,157	92
	Atlantic American Corp.	36,081	88
*	Siebert Financial Corp.	25,335	48
	Oconee Federal Financial Corp.	1,922	36
	Mid-Southern Bancorp Inc.	2,370	27
*	Vericity Inc.	2,636	21
*,1	SHF Holdings Inc.	20,499	11
*	CFSB Bancorp Inc.	546	4
	Cohen & Co. Inc.	446	3
*,1,2	Cogent Biosciences Inc. CVR	400,874	—
			130,641,793
Health Care (13.4%)
	UnitedHealth Group Inc.	28,930,648	13,672,335
	Johnson & Johnson	80,631,898	12,497,944
	Eli Lilly & Co.	26,482,650	9,094,672
	AbbVie Inc.	54,789,512	8,731,805
	Merck & Co. Inc.	78,505,906	8,352,243
	Pfizer Inc.	174,001,803	7,099,274
	Thermo Fisher Scientific Inc.	11,934,066	6,878,438
	Abbott Laboratories	53,814,678	5,449,274
	Danaher Corp.	20,305,162	5,117,713
	Bristol-Myers Squibb Co.	64,992,700	4,504,644

		Shares	Market Value ($000)
	Amgen Inc.	16,537,397	3,997,916
	Elevance Health Inc.	7,355,048	3,381,925
	Medtronic plc	41,207,916	3,322,182
	Gilead Sciences Inc.	38,628,198	3,204,982
	Stryker Corp.	10,556,503	3,013,565
*	Intuitive Surgical Inc.	10,849,162	2,771,635
*	Regeneron Pharmaceuticals Inc.	3,161,834	2,597,984
*	Vertex Pharmaceuticals Inc.	7,959,666	2,507,852
	Cigna Group	9,179,062	2,345,526
*	Boston Scientific Corp.	44,427,333	2,222,699
	Becton Dickinson & Co.	8,792,384	2,176,467
	Zoetis Inc. Class A	12,914,125	2,149,427
	Humana Inc.	3,869,188	1,878,336
	HCA Healthcare Inc.	6,432,038	1,696,000
*	Edwards Lifesciences Corp.	18,838,918	1,558,544
*	Moderna Inc.	10,110,112	1,552,711
*	Dexcom Inc.	11,964,226	1,390,004
*	IDEXX Laboratories Inc.	2,569,773	1,285,092
	Agilent Technologies Inc.	9,160,133	1,267,213
*	Biogen Inc.	4,471,661	1,243,256
*	IQVIA Holdings Inc.	5,746,193	1,142,860
*	Illumina Inc.	4,897,205	1,138,845
*	Centene Corp.	17,025,890	1,076,207
	ResMed Inc.	4,549,967	996,397
*	GE HealthCare Technologies Inc.	11,247,632	922,643
*	Seagen Inc.	4,335,689	877,847
	Zimmer Biomet Holdings Inc.	6,507,885	840,819
*	Veeva Systems Inc. Class A	4,362,130	801,716
	West Pharmaceutical Services Inc.	2,294,143	794,852
*	Horizon Therapeutics plc	7,066,498	771,238
*	Alnylam Pharmaceuticals Inc.	3,846,587	770,548
*	Align Technology Inc.	2,301,337	768,969
*	Insulet Corp.	2,148,545	685,300
	Baxter International Inc.	15,625,364	633,765
	Laboratory Corp. of America Holdings	2,741,750	629,012
*	Hologic Inc.	7,629,545	615,704
	Cardinal Health Inc.	7,971,267	601,831
	STERIS plc	3,072,569	587,721
	Cooper Cos. Inc.	1,529,818	571,173
*	BioMarin Pharmaceutical Inc.	5,752,143	559,338
	PerkinElmer Inc.	3,909,346	520,959
	Quest Diagnostics Inc.	3,444,945	487,391
*	Molina Healthcare Inc.	1,791,495	479,207
*	Incyte Corp.	5,859,601	423,473
	Royalty Pharma plc Class A	11,657,565	420,022
*	Avantor Inc.	19,824,126	419,082
*	Exact Sciences Corp.	5,511,690	373,748
	Teleflex Inc.	1,453,081	368,080
	Viatris Inc.	37,524,011	360,981
	Bio-Techne Corp.	4,864,906	360,927
*	Sarepta Therapeutics Inc.	2,580,741	355,704
*	Catalent Inc.	5,292,219	347,752
*	Henry Schein Inc.	4,069,947	331,863
*	United Therapeutics Corp.	1,433,005	320,936
*	Charles River Laboratories International Inc.	1,576,393	318,148
*	Penumbra Inc.	1,125,178	313,576
*	Bio-Rad Laboratories Inc. Class A	647,113	309,980
*	Neurocrine Biosciences Inc.	2,989,608	302,608

		Shares	Market Value ($000)
*	Repligen Corp.	1,636,067	275,448
*	Jazz Pharmaceuticals plc	1,852,310	271,049
*	Masimo Corp.	1,468,169	270,936
	DENTSPLY SIRONA Inc.	6,653,640	261,355
	Bruker Corp.	3,184,692	251,081
	Chemed Corp.	462,402	248,657
*	Shockwave Medical Inc.	1,117,327	242,270
	Universal Health Services Inc. Class B	1,886,456	239,769
*	Inspire Medical Systems Inc.	899,111	210,455
*	Envista Holdings Corp.	5,045,570	206,263
*	Acadia Healthcare Co. Inc.	2,819,416	203,703
*	Apellis Pharmaceuticals Inc.	3,019,782	199,185
*	Novocure Ltd.	3,265,829	196,407
*	Exelixis Inc.	10,069,523	195,449
*	Tenet Healthcare Corp.	3,160,849	187,818
	Organon & Co.	7,881,740	185,379
*	Natera Inc.	3,256,675	180,811
*	Lantheus Holdings Inc.	2,088,135	172,396
	Encompass Health Corp.	3,083,262	166,804
*	Karuna Therapeutics Inc.	914,768	166,158
*	10X Genomics Inc. Class A	2,875,585	160,429
*	Oak Street Health Inc.	4,144,283	160,301
*	Halozyme Therapeutics Inc.	4,193,622	160,154
*	Option Care Health Inc.	4,999,746	158,842
	Ensign Group Inc.	1,646,066	157,265
*	HealthEquity Inc.	2,618,416	153,727
*	Ionis Pharmaceuticals Inc.	4,238,305	151,477
*,1	agilon health Inc.	6,376,301	151,437
	Perrigo Co. plc	4,166,848	149,465
*	Alkermes plc	5,093,628	143,589
*	Intra-Cellular Therapies Inc.	2,636,065	142,743
*	QuidelOrtho Corp.	1,546,966	137,819
*	Elanco Animal Health Inc.	14,660,800	137,812
*	Globus Medical Inc. Class A	2,401,619	136,028
*	Medpace Holdings Inc.	719,331	135,270
*	Merit Medical Systems Inc.	1,751,972	129,558
*	Haemonetics Corp.	1,559,421	129,042
*	DaVita Inc.	1,543,690	125,209
*	Integra LifeSciences Holdings Corp.	2,145,661	123,182
	Premier Inc. Class A	3,666,542	118,686
*	Teladoc Health Inc.	4,562,182	118,161
*	Prometheus Biosciences Inc.	1,089,586	116,934
*	ICU Medical Inc.	704,884	116,278
*	Syneos Health Inc.	3,195,161	113,812
*	PTC Therapeutics Inc.	2,313,077	112,045
*	iRhythm Technologies Inc.	885,048	109,773
*	Madrigal Pharmaceuticals Inc.	451,706	109,430
*	Doximity Inc. Class A	3,325,606	107,683
*	IVERIC bio Inc.	4,225,610	102,809
	CONMED Corp.	950,778	98,748
*	Cytokinetics Inc.	2,788,661	98,133
*	Intellia Therapeutics Inc.	2,614,702	97,450
*	Prestige Consumer Healthcare Inc.	1,546,267	96,843
*	Amicus Therapeutics Inc.	8,714,382	96,642
*	Azenta Inc.	2,139,566	95,467
*	STAAR Surgical Co.	1,486,565	95,066
*	Evolent Health Inc. Class A	2,831,931	91,896
*	Neogen Corp.	4,552,290	84,308

		Shares	Market Value ($000)
*	Certara Inc.	3,485,551	84,037
*	Ultragenyx Pharmaceutical Inc.	2,088,161	83,735
*	Axonics Inc.	1,532,352	83,605
*	Blueprint Medicines Corp.	1,848,195	83,150
*	Revance Therapeutics Inc.	2,550,097	82,139
*	Inari Medical Inc.	1,327,413	81,954
*	Enovis Corp.	1,530,789	81,882
	Select Medical Holdings Corp.	3,162,036	81,739
*	Arrowhead Pharmaceuticals Inc.	3,215,729	81,680
*	Tandem Diabetes Care Inc.	1,993,106	80,940
*	Omnicell Inc.	1,376,669	80,769
*	Integer Holdings Corp.	1,026,431	79,548
*	Vaxcyte Inc.	2,110,490	79,101
*	Pacific Biosciences of California Inc.	6,732,426	77,961
*,1	Reata Pharmaceuticals Inc. Class A	833,312	75,765
*	Surgery Partners Inc.	2,158,491	74,403
*	Amedisys Inc.	1,005,540	73,957
*	Progyny Inc.	2,302,023	73,941
*	Denali Therapeutics Inc.	3,184,286	73,366
*	Insmed Inc.	4,261,073	72,651
	Patterson Cos. Inc.	2,690,741	72,031
*	Vir Biotechnology Inc.	3,076,972	71,601
*	ACADIA Pharmaceuticals Inc.	3,776,147	71,067
*	Glaukos Corp.	1,417,469	71,015
*	TransMedics Group Inc.	935,270	70,828
*	Guardant Health Inc.	3,009,113	70,534
*	Sage Therapeutics Inc.	1,580,406	66,314
*	NuVasive Inc.	1,602,264	66,190
*	Axsome Therapeutics Inc.	1,070,866	66,051
*	REVOLUTION Medicines Inc.	3,049,186	66,045
*	NeoGenomics Inc.	3,691,385	64,267
*	Beam Therapeutics Inc.	2,082,482	63,766
*,1	Corcept Therapeutics Inc.	2,855,392	61,848
*	Provention Bio Inc.	2,552,326	61,511
*	TG Therapeutics Inc.	4,037,087	60,718
*	Mirati Therapeutics Inc.	1,603,690	59,625
*	Relay Therapeutics Inc.	3,557,228	58,588
*	Bridgebio Pharma Inc.	3,457,388	57,323
*	Supernus Pharmaceuticals Inc.	1,580,453	57,260
*	AtriCure Inc.	1,358,359	56,304
*	Myriad Genetics Inc.	2,408,931	55,959
*	Krystal Biotech Inc.	688,795	55,145
*	Pacira BioSciences Inc.	1,350,435	55,111
*	Sotera Health Co.	3,044,651	54,530
*	Addus HomeCare Corp.	495,372	52,886
*	Xencor Inc.	1,885,925	52,598
*	Celldex Therapeutics Inc.	1,450,154	52,177
*	CorVel Corp.	271,647	51,689
*,1	Ginkgo Bioworks Holdings Inc. Class A	38,658,332	51,416
*	Catalyst Pharmaceuticals Inc.	3,068,116	50,869
*	Travere Therapeutics Inc.	2,252,934	50,668
	Embecta Corp.	1,780,455	50,066
*	Phreesia Inc.	1,541,079	49,761
*	Akero Therapeutics Inc.	1,294,656	49,534
*	Veracyte Inc.	2,214,740	49,389
*	FibroGen Inc.	2,617,411	48,841
*	Privia Health Group Inc.	1,767,273	48,794
*	Apollo Medical Holdings Inc.	1,334,986	48,687

		Shares	Market Value ($000)
*	R1 RCM Inc.	3,237,212	48,558
*	Amylyx Pharmaceuticals Inc.	1,653,907	48,526
*	Maravai LifeSciences Holdings Inc. Class A	3,444,456	48,257
*	BioCryst Pharmaceuticals Inc.	5,757,435	48,017
*	Cerevel Therapeutics Holdings Inc.	1,937,786	47,263
*,1	Viking Therapeutics Inc.	2,664,161	44,358
*	Silk Road Medical Inc.	1,115,271	43,641
*	Avanos Medical Inc.	1,446,709	43,025
*	Vericel Corp.	1,465,448	42,967
*	Syndax Pharmaceuticals Inc.	1,997,385	42,185
*	Ironwood Pharmaceuticals Inc. Class A	3,999,345	42,073
*	Amphastar Pharmaceuticals Inc.	1,118,721	41,952
*	Pliant Therapeutics Inc.	1,520,745	40,452
*	Chinook Therapeutics Inc.	1,723,870	39,908
*	Agios Pharmaceuticals Inc.	1,721,691	39,547
	US Physical Therapy Inc.	399,361	39,101
*	Ventyx Biosciences Inc.	1,151,546	38,577
*	Arvinas Inc.	1,396,332	38,148
*	Nevro Corp.	1,046,584	37,834
*	RadNet Inc.	1,502,333	37,603
*	SpringWorks Therapeutics Inc.	1,457,346	37,512
*	Dynavax Technologies Corp.	3,771,990	37,003
*	Hims & Hers Health Inc.	3,706,454	36,768
*	Ligand Pharmaceuticals Inc.	495,497	36,449
*	Pediatrix Medical Group Inc.	2,423,165	36,129
*	Avid Bioservices Inc.	1,908,242	35,799
*	Kymera Therapeutics Inc.	1,196,248	35,445
*	Morphic Holding Inc.	927,770	34,921
*	Adaptive Biotechnologies Corp.	3,938,397	34,776
*	Harmony Biosciences Holdings Inc.	1,030,401	33,643
*	Protagonist Therapeutics Inc.	1,461,220	33,608
*	ModivCare Inc.	396,009	33,296
*	Treace Medical Concepts Inc.	1,291,939	32,544
*	Owens & Minor Inc.	2,227,469	32,410
*	Rocket Pharmaceuticals Inc.	1,880,723	32,217
*	DICE Therapeutics Inc.	1,111,637	31,848
*	MannKind Corp.	7,757,777	31,807
	Healthcare Services Group Inc.	2,260,798	31,357
*	Rhythm Pharmaceuticals Inc.	1,741,954	31,076
*	PROCEPT BioRobotics Corp.	1,093,783	31,063
*	Heska Corp.	313,993	30,652
*	Accolade Inc.	2,115,278	30,418
	LeMaitre Vascular Inc.	585,176	30,119
*	Viridian Therapeutics Inc.	1,180,189	30,024
*	Avidity Biosciences Inc.	1,952,899	29,977
*	Geron Corp.	13,788,296	29,921
*,1	Cassava Sciences Inc.	1,231,881	29,713
*	AdaptHealth Corp. Class A	2,274,179	28,268
*	NextGen Healthcare Inc.	1,616,270	28,139
*	UFP Technologies Inc.	213,353	27,702
*,1	89bio Inc.	1,816,267	27,662
*	Alphatec Holdings Inc.	1,764,549	27,527
*	Outset Medical Inc.	1,488,598	27,390
*	Deciphera Pharmaceuticals Inc.	1,760,798	27,204
*,1	Warby Parker Inc. Class A	2,505,204	26,530
*	Arcus Biosciences Inc.	1,454,232	26,525
*	ImmunoGen Inc.	6,846,620	26,291
*	Keros Therapeutics Inc.	611,364	26,105

		Shares	Market Value ($000)
*,1	Ardelyx Inc.	5,447,348	26,093
*	Cymabay Therapeutics Inc.	2,986,738	26,044
*	Crinetics Pharmaceuticals Inc.	1,609,013	25,841
*	Iovance Biotherapeutics Inc.	4,216,673	25,764
*	BioLife Solutions Inc.	1,173,331	25,520
*	Twist Bioscience Corp.	1,665,793	25,120
*	Replimune Group Inc.	1,418,904	25,058
	National HealthCare Corp.	431,309	25,046
	Atrion Corp.	39,845	25,019
*,1	Arcellx Inc.	804,339	24,782
*	Immunovant Inc.	1,592,967	24,707
*	Kura Oncology Inc.	2,018,164	24,682
*	Cardiovascular Systems Inc.	1,231,349	24,455
*	Enanta Pharmaceuticals Inc.	602,469	24,364
*	Collegium Pharmaceutical Inc.	991,246	23,780
	National Research Corp.	545,412	23,731
*	Recursion Pharmaceuticals Inc. Class A	3,518,932	23,471
*,1	Biomea Fusion Inc.	745,055	23,104
*	Zentalis Pharmaceuticals Inc.	1,329,044	22,860
*	Cytek Biosciences Inc.	2,477,520	22,768
*	REGENXBIO Inc.	1,188,637	22,477
*,1	EQRx Inc.	11,586,300	22,477
*	Nuvalent Inc. Class A	849,931	22,175
*	DocGo Inc.	2,537,297	21,948
*	Cogent Biosciences Inc.	2,026,040	21,861
*	Innoviva Inc.	1,926,684	21,675
*	Varex Imaging Corp.	1,183,858	21,534
*	Enhabit Inc.	1,542,041	21,450
*	ADMA Biologics Inc.	6,411,673	21,223
*	SI-BONE Inc.	1,069,991	21,047
*	Harrow Health Inc.	948,928	20,079
*	Day One Biopharmaceuticals Inc.	1,481,167	19,803
*	OrthoPediatrics Corp.	446,225	19,763
*	Ideaya Biosciences Inc.	1,438,344	19,748
*	HealthStream Inc.	721,873	19,563
*	Community Health Systems Inc.	3,983,855	19,521
*,1	Anavex Life Sciences Corp.	2,266,872	19,427
*	23andMe Holding Co. Class A	8,501,758	19,384
*	Inhibrx Inc.	1,008,455	19,030
*	Health Catalyst Inc.	1,626,169	18,977
*,1	ProKidney Corp. Class A	1,659,600	18,787
*	Mirum Pharmaceuticals Inc.	777,288	18,670
*	Castle Biosciences Inc.	819,406	18,617
*	OPKO Health Inc.	12,728,537	18,584
*	Theravance Biopharma Inc.	1,701,393	18,460
*	Fulgent Genetics Inc.	586,434	18,308
*,1	Novavax Inc.	2,637,431	18,277
*,1	Point Biopharma Global Inc.	2,479,082	18,023
*	Verve Therapeutics Inc.	1,246,541	17,975
*	ViewRay Inc.	5,066,099	17,529
*,1	LifeStance Health Group Inc.	2,350,645	17,465
*,1	Zymeworks Inc.	1,911,300	17,278
*	Arcturus Therapeutics Holdings Inc.	716,967	17,186
*	Orthofix Medical Inc.	1,023,278	17,140
*	Arcutis Biotherapeutics Inc.	1,539,117	16,930
*	Paragon 28 Inc.	990,890	16,914
*	Aldeyra Therapeutics Inc.	1,678,186	16,664
*	Alignment Healthcare Inc.	2,571,193	16,353

		Shares	Market Value ($000)
*	American Well Corp. Class A	6,917,282	16,325
*	RAPT Therapeutics Inc.	889,384	16,320
*,4	Scilex Holding Co. (Acquired 1/23/23, Cost $23,090)	2,203,228	16,260
*	Editas Medicine Inc. Class A	2,235,784	16,209
*	4D Molecular Therapeutics Inc.	939,544	16,151
*,1	Agiliti Inc.	1,009,959	16,139
*	Seres Therapeutics Inc.	2,835,302	16,076
*	Brookdale Senior Living Inc.	5,381,094	15,874
*	Coherus Biosciences Inc.	2,298,127	15,719
*	CTI BioPharma Corp.	3,722,516	15,635
*	ANI Pharmaceuticals Inc.	389,590	15,475
*	CareDx Inc.	1,662,508	15,195
*	Intercept Pharmaceuticals Inc.	1,123,441	15,088
*	Cerus Corp.	5,068,933	15,055
*	Aclaris Therapeutics Inc.	1,838,428	14,873
*	2seventy bio Inc.	1,443,176	14,720
*	Artivion Inc.	1,123,317	14,715
*	Fate Therapeutics Inc.	2,562,686	14,607
*	GoodRx Holdings Inc. Class A	2,333,432	14,584
*	Emergent BioSolutions Inc.	1,352,002	14,007
*	NanoString Technologies Inc.	1,409,732	13,956
*	Nurix Therapeutics Inc.	1,571,546	13,955
*	MaxCyte Inc.	2,801,647	13,868
*	Agenus Inc.	8,886,270	13,507
*	MacroGenics Inc.	1,875,612	13,448
*	Karyopharm Therapeutics Inc.	3,405,595	13,248
*	OraSure Technologies Inc.	2,157,546	13,053
*	Axogen Inc.	1,375,595	12,999
*	Cutera Inc.	543,164	12,830
*	Alector Inc.	2,043,595	12,650
*	Anika Therapeutics Inc.	438,739	12,601
*,1	Sharecare Inc.	8,867,300	12,592
*	AnaptysBio Inc.	574,301	12,497
*	Apollo Endosurgery Inc.	1,242,617	12,327
*	Computer Programs & Systems Inc.	407,736	12,314
*	Ocular Therapeutix Inc.	2,311,862	12,184
*	Astria Therapeutics Inc.	915,144	12,171
*,1	OmniAb Inc.	3,296,609	12,132
*,1	Bioxcel Therapeutics Inc.	645,295	12,041
*	Pennant Group Inc.	840,720	12,005
*	Vanda Pharmaceuticals Inc.	1,721,401	11,688
*	Quanterix Corp.	1,026,087	11,564
*	Tactile Systems Technology Inc.	702,000	11,527
*	AngioDynamics Inc.	1,113,842	11,517
*	Pulmonx Corp.	1,028,344	11,497
*	MiMedx Group Inc.	3,362,582	11,466
*	Avita Medical Inc.	816,217	11,403
*	Mersana Therapeutics Inc.	2,750,682	11,305
*	Multiplan Corp.	10,447,112	11,074
*,1	Allogene Therapeutics Inc.	2,181,839	10,778
*	SomaLogic Inc.	4,157,015	10,600
*,1	Liquidia Corp.	1,531,173	10,580
*,1	Assertio Holdings Inc.	1,658,779	10,566
*	RxSight Inc.	632,138	10,544
*	Bluebird Bio Inc.	3,221,729	10,245
*	iTeos Therapeutics Inc.	750,688	10,217
*	Scholar Rock Holding Corp.	1,264,195	10,114
*,1	Invitae Corp.	7,454,414	10,063

		Shares	Market Value ($000)
*	Marinus Pharmaceuticals Inc.	1,455,215	10,041
*,1	Arbutus Biopharma Corp.	3,300,543	10,001
*	PetIQ Inc. Class A	867,296	9,922
*,1	Bionano Genomics Inc.	8,898,523	9,877
*	Dyne Therapeutics Inc.	856,832	9,871
*,1	Sana Biotechnology Inc.	2,968,610	9,707
*,1	Lyell Immunopharma Inc.	4,077,466	9,623
*	Kiniksa Pharmaceuticals Ltd. Class A	893,713	9,616
*	Terns Pharmaceuticals Inc.	800,066	9,473
*	Cullinan Oncology Inc.	922,529	9,437
*	Tarsus Pharmaceuticals Inc.	748,349	9,407
*	Evolus Inc.	1,102,093	9,324
*	Accuray Inc.	3,121,853	9,272
*,1	Senseonics Holdings Inc.	12,947,685	9,193
	Utah Medical Products Inc.	96,930	9,186
*	KalVista Pharmaceuticals Inc.	1,153,121	9,064
*	Surmodics Inc.	397,696	9,060
*	Eagle Pharmaceuticals Inc.	314,910	8,934
*,1	Zynex Inc.	732,906	8,795
	Phibro Animal Health Corp. Class A	574,011	8,794
*	Viemed Healthcare Inc.	907,059	8,762
*,1	Entrada Therapeutics Inc.	600,633	8,709
*,1	Clover Health Investments Corp. Class A	10,280,134	8,688
*,1	Omeros Corp.	1,822,044	8,473
*,1	Actinium Pharmaceuticals Inc.	875,973	8,278
*	Allakos Inc.	1,814,261	8,073
	iRadimed Corp.	204,005	8,028
*	Inogen Inc.	642,617	8,020
*	Edgewise Therapeutics Inc.	1,189,398	7,933
*	Sutro Biopharma Inc.	1,708,596	7,894
*	Atara Biotherapeutics Inc.	2,710,236	7,860
*	Caribou Biosciences Inc.	1,479,875	7,858
*	Atea Pharmaceuticals Inc.	2,253,893	7,551
*	Sight Sciences Inc.	863,824	7,550
*	Codexis Inc.	1,820,160	7,535
*	Voyager Therapeutics Inc.	965,990	7,448
*,1	ARS Pharmaceuticals Inc.	1,134,600	7,386
*	Sangamo Therapeutics Inc.	4,164,900	7,330
*	Compass Therapeutics Inc.	2,187,972	7,155
*,1	Zomedica Corp.	33,687,896	7,132
*,1	CareMax Inc.	2,648,343	7,071
*,1	908 Devices Inc.	811,830	6,982
*	Nuvation Bio Inc.	4,178,976	6,937
*,1	Gritstone bio Inc.	2,488,599	6,918
[1]	SIGA Technologies Inc.	1,189,862	6,842
*,1	Altimmune Inc.	1,617,739	6,827
*	Rigel Pharmaceuticals Inc.	5,156,463	6,807
*,1	Butterfly Network Inc.	3,615,330	6,797
*,1	scPharmaceuticals Inc.	749,134	6,795
*,1	Lineage Cell Therapeutics Inc.	4,523,730	6,786
*,1	Inovio Pharmaceuticals Inc.	8,260,428	6,774
*	Tango Therapeutics Inc.	1,700,696	6,718
*,1	Xeris Biopharma Holdings Inc.	4,106,991	6,694
*	Cara Therapeutics Inc.	1,354,313	6,650
*	Joint Corp.	392,957	6,613
*	Lexicon Pharmaceuticals Inc.	2,717,874	6,604
*,1	ORIC Pharmaceuticals Inc.	1,154,936	6,583
*,1	Alpine Immune Sciences Inc.	851,829	6,576

		Shares	Market Value ($000)
*,1	ClearPoint Neuro Inc.	771,259	6,509
*	OptimizeRx Corp.	443,383	6,487
*,1	Vera Therapeutics Inc. Class A	835,574	6,484
*,1	Ocugen Inc.	7,556,861	6,447
*	Zimvie Inc.	886,345	6,408
*,1	Omega Therapeutics Inc.	1,055,010	6,362
*	Savara Inc.	3,255,385	6,348
*,1	Cabaletta Bio Inc.	748,163	6,187
*,1	Tyra Biosciences Inc.	384,648	6,181
*	Kodiak Sciences Inc.	980,492	6,079
*,1	Monte Rosa Therapeutics Inc.	776,911	6,052
*,1	Immuneering Corp. Class A	614,133	5,963
*,1	Perspective Therapeutics Inc.	9,340,636	5,959
*	Kezar Life Sciences Inc.	1,877,555	5,877
*	Generation Bio Co.	1,356,025	5,831
*,1	Disc Medicine Inc.	274,515	5,817
*	Y-mAbs Therapeutics Inc.	1,159,178	5,807
*	Tela Bio Inc.	544,647	5,795
*	Seer Inc. Class A	1,499,055	5,786
*,1	XOMA Corp.	272,821	5,759
*,1	Aerovate Therapeutics Inc.	284,834	5,745
*	PMV Pharmaceuticals Inc.	1,192,114	5,686
*	Adicet Bio Inc.	983,730	5,666
*,1	Celcuity Inc.	550,479	5,642
*,1	Standard BioTools Inc.	2,856,696	5,571
*	Amneal Pharmaceuticals Inc.	3,989,978	5,546
*,1	CorMedix Inc.	1,334,026	5,523
*	Erasca Inc.	1,830,279	5,509
*	Semler Scientific Inc.	205,389	5,504
*,1	Heron Therapeutics Inc.	3,607,037	5,447
*,1	Vor BioPharma Inc.	990,141	5,327
*,1	Zevra Therapeutics Inc.	967,269	5,320
*,1	Quantum-Si Inc.	3,012,870	5,303
*	Verrica Pharmaceuticals Inc.	814,672	5,295
*,1	Selecta Biosciences Inc.	3,799,067	5,281
*,1	Vigil Neuroscience Inc.	531,740	5,206
*	PDS Biotechnology Corp.	845,684	5,201
*	NGM Biopharmaceuticals Inc.	1,269,403	5,179
*,1	Beyond Air Inc.	763,374	5,153
*	Stoke Therapeutics Inc.	615,840	5,130
*,1	Asensus Surgical Inc. Class A	7,734,650	5,089
*	Aura Biosciences Inc.	543,093	5,040
*,1	Innovage Holding Corp.	630,750	5,033
*	Allovir Inc.	1,272,621	5,014
*,1	Humacyte Inc.	1,620,693	5,008
*	InfuSystem Holdings Inc.	639,955	4,960
*	GeneDx Holdings Corp. Class A	13,555,768	4,948
*	KORU Medical Systems Inc.	1,166,405	4,922
*	Harvard Bioscience Inc.	1,168,372	4,907
*,1	Rain Oncology Inc.	554,761	4,849
*,1	Inozyme Pharma Inc.	842,985	4,830
*	Fulcrum Therapeutics Inc.	1,694,516	4,829
*	Nautilus Biotechnology Inc. Class A	1,742,974	4,828
*,1	Ovid therapeutics Inc.	1,851,578	4,777
*	Akoya Biosciences Inc.	577,915	4,727
*,1	Citius Pharmaceuticals Inc.	3,999,283	4,679
*	FONAR Corp.	288,579	4,675
*,1	Cano Health Inc.	5,128,280	4,667

		Shares	Market Value ($000)
*	Poseida Therapeutics Inc. Class A	1,506,603	4,640
*,1	AN2 Therapeutics Inc.	466,278	4,602
*	Cue Health Inc.	2,505,948	4,561
*,1	IGM Biosciences Inc.	331,533	4,555
*,1	Janux Therapeutics Inc.	374,211	4,528
*,1	Precigen Inc.	4,228,391	4,482
*	Optinose Inc.	2,317,428	4,473
*	CytoSorbents Corp.	1,302,216	4,388
*,1	Aravive Inc.	2,189,040	4,378
*	Puma Biotechnology Inc.	1,414,207	4,370
*,1	ImmunityBio Inc.	2,397,295	4,363
*,1	Phathom Pharmaceuticals Inc.	608,134	4,342
*,1	Spectrum Pharmaceuticals Inc.	5,766,451	4,325
*,1	Jasper Therapeutics Inc.	2,369,073	4,288
*	Nektar Therapeutics Class A	5,846,571	4,110
*,1	Prelude Therapeutics Inc.	704,828	4,018
*	Organogenesis Holdings Inc. Class A	1,884,061	4,013
*	Anixa Biosciences Inc.	927,841	3,990
*	Kinnate Biopharma Inc.	638,163	3,989
*,1	Outlook Therapeutics Inc.	3,610,237	3,935
*	C4 Therapeutics Inc.	1,244,099	3,906
*,1	Greenwich Lifesciences Inc.	282,263	3,892
*	Larimar Therapeutics Inc.	853,025	3,864
*	Personalis Inc.	1,375,373	3,796
*,1	PepGen Inc.	304,943	3,729
*,1	Paratek Pharmaceuticals Inc.	1,443,552	3,667
*,1	Alaunos Therapeutics Inc.	5,815,002	3,663
*	Chimerix Inc.	2,904,360	3,659
*	Tenaya Therapeutics Inc.	1,283,462	3,658
*,1	Rallybio Corp.	636,414	3,634
*	Esperion Therapeutics Inc.	2,282,296	3,629
*,1	Theseus Pharmaceuticals Inc.	405,973	3,605
*,1	Prime Medicine Inc.	287,205	3,533
*	Annexon Inc.	915,149	3,523
*	Olema Pharmaceuticals Inc.	1,006,591	3,493
*	BioAtla Inc.	1,302,896	3,492
*	ChromaDex Corp.	2,280,860	3,490
*	Cue Biopharma Inc.	975,866	3,484
*,1	G1 Therapeutics Inc.	1,295,502	3,472
*	Foghorn Therapeutics Inc.	550,850	3,415
*,1	Vaxxinity Inc. Class A	1,489,274	3,381
*,1	Vicarious Surgical Inc. Class A	1,465,021	3,326
*	Mallinckrodt plc	454,500	3,313
*	aTyr Pharma Inc.	1,570,835	3,299
*,1	CytomX Therapeutics Inc.	2,182,220	3,295
*	Nkarta Inc.	916,200	3,253
*	Capricor Therapeutics Inc.	767,235	3,238
*,1	Aadi Bioscience Inc.	445,926	3,229
*,1	HilleVax Inc.	192,205	3,177
*,1	Gossamer Bio Inc.	2,499,539	3,149
*,1	BrainStorm Cell Therapeutics Inc.	951,371	3,140
*,1	Inotiv Inc.	720,906	3,122
*,1	Acrivon Therapeutics Inc.	245,300	3,113
*,1	Icosavax Inc.	535,192	3,104
*,1	Vaxart Inc.	4,069,328	3,079
*,1	Durect Corp.	663,463	3,005
*,1	Pyxis Oncology Inc.	748,923	3,003
*	Stereotaxis Inc.	1,454,173	2,967

		Shares	Market Value ($000)
*	Athira Pharma Inc.	1,183,657	2,959
*,1	SCYNEXIS Inc.	985,620	2,957
*,1	Merrimack Pharmaceuticals Inc.	240,498	2,956
*	CVRx Inc.	316,816	2,953
*,1	Sonendo Inc.	1,470,409	2,941
*,1	Apyx Medical Corp.	1,015,930	2,926
*,1	DermTech Inc.	792,000	2,915
*	PhenomeX Inc.	2,497,303	2,897
*	Sensus Healthcare Inc.	555,562	2,894
*,1	Sanara Medtech Inc.	69,768	2,878
*,1	CEL - SCI Corp.	1,231,748	2,858
*,2	PDL BioPharma Inc.	2,258,201	2,845
*	Matinas BioPharma Holdings Inc.	6,020,598	2,830
*,1	Cidara Therapeutics Inc.	2,166,543	2,752
*,1	Atossa Therapeutics Inc.	3,779,376	2,740
*,1	Rani Therapeutics Holdings Inc. Class A	522,155	2,694
*,1	X4 Pharmaceuticals Inc.	3,081,349	2,681
*	Electromed Inc.	253,800	2,640
*	Neuronetics Inc.	902,726	2,627
*,1	EyePoint Pharmaceuticals Inc.	890,209	2,617
*,1	Absci Corp.	1,453,297	2,543
*	Enzo Biochem Inc.	1,040,908	2,529
*,1	Galectin Therapeutics Inc.	1,189,409	2,498
*	Thorne HealthTech Inc.	540,104	2,495
*,1	Annovis Bio Inc.	161,007	2,481
*	Dare Bioscience Inc.	2,375,133	2,470
*	ALX Oncology Holdings Inc.	544,979	2,463
*,1	Societal CDMO Inc.	2,064,292	2,457
*,1	Eton Pharmaceuticals Inc.	630,465	2,427
*,1	Jounce Therapeutics Inc.	1,300,186	2,405
*,1	Graphite Bio Inc.	969,009	2,374
*,1	Design Therapeutics Inc.	411,201	2,373
*,1	Nuvectis Pharma Inc.	181,040	2,373
*	Verastem Inc.	5,682,571	2,359
*	Xilio Therapeutics Inc.	739,563	2,352
*,1	Inmune Bio Inc.	361,452	2,335
*,1	Seelos Therapeutics Inc.	3,356,797	2,320
*	Ikena Oncology Inc.	654,658	2,259
*,1	Sera Prognostics Inc. Class A	586,201	2,245
*,1	Akebia Therapeutics Inc.	3,966,634	2,223
*	Eyenovia Inc.	617,303	2,179
*	Century Therapeutics Inc.	625,729	2,171
*,1	Shattuck Labs Inc.	731,691	2,151
*	XBiotech Inc.	622,546	2,148
*,1	Ocuphire Pharma Inc.	567,684	2,129
*,1	Third Harmonic Bio Inc.	516,335	2,127
*	Cardiff Oncology Inc.	1,285,846	2,122
*,1	Talkspace Inc.	3,039,403	2,113
*	Relmada Therapeutics Inc.	904,705	2,045
*,1	Enliven Therapeutics Inc.	92,500	2,026
*	Acumen Pharmaceuticals Inc.	491,029	1,994
*,1	GlycoMimetics Inc.	1,580,937	1,992
*	Trevi Therapeutics Inc.	1,065,531	1,971
*	Akumin Inc.	2,890,700	1,966
*,1	Invivyd Inc.	1,620,200	1,944
*,1	Forian Inc.	507,760	1,935
*,1	Adverum Biotechnologies Inc.	2,661,554	1,909
*,1	Co-Diagnostics Inc.	1,279,125	1,893

		Shares	Market Value ($000)
*,1	Biodesix Inc.	1,017,561	1,893
*	Precision BioSciences Inc.	2,436,960	1,836
*	Fortress Biotech Inc.	2,146,747	1,760
*	PharmaCyte Biotech Inc.	595,060	1,732
[1]	AirSculpt Technologies Inc.	341,234	1,720
*,1	MyMD Pharmaceuticals Inc.	986,327	1,696
*,1	Oncternal Therapeutics Inc.	2,159,797	1,695
*	Tabula Rasa HealthCare Inc.	297,007	1,660
*	Galera Therapeutics Inc.	643,700	1,648
*,1	Summit Therapeutics Inc.	929,616	1,627
*	Pro-Dex Inc.	98,013	1,622
*	Rezolute Inc.	841,974	1,617
*,1	Hepion Pharmaceuticals Inc.	2,070,833	1,608
*,1	Achieve Life Sciences Inc.	230,562	1,568
*,1	Accelerate Diagnostics Inc.	2,234,561	1,564
*,1	Reviva Pharmaceuticals Holdings Inc.	372,562	1,561
*,1	SmileDirectClub Inc. Class A	3,592,430	1,545
*,1	Bright Health Group Inc.	6,885,777	1,517
*,1	TCR2 Therapeutics Inc.	981,016	1,472
*	Delcath Systems Inc.	255,213	1,467
*	Decibel Therapeutics Inc.	483,353	1,460
*,1	Aveanna Healthcare Holdings Inc.	1,391,988	1,448
*	Immunic Inc.	969,191	1,444
*	Clearside Biomedical Inc.	1,383,654	1,439
*,1	Talaris Therapeutics Inc.	764,850	1,438
*	Homology Medicines Inc.	1,395,301	1,437
*	Passage Bio Inc.	1,496,581	1,433
*,1	Singular Genomics Systems Inc.	1,180,133	1,428
*	Milestone Scientific Inc.	1,447,898	1,303
*,1	Spero Therapeutics Inc.	895,295	1,298
*	Viracta Therapeutics Inc.	813,922	1,294
*	Reneo Pharmaceuticals Inc.	214,913	1,285
*	Lantern Pharma Inc.	256,113	1,237
*	Longboard Pharmaceuticals Inc.	304,001	1,195
*	Surface Oncology Inc.	1,709,153	1,194
*,1	Pulse Biosciences Inc.	354,470	1,191
*,1	Immunome Inc.	233,400	1,165
*,1	Assembly Biosciences Inc.	1,377,385	1,158
*,1	Magenta Therapeutics Inc.	1,432,921	1,139
*	Instil Bio Inc.	1,718,076	1,135
*	Eiger BioPharmaceuticals Inc.	1,261,824	1,132
*	Curis Inc.	1,852,559	1,104
*,1	Tonix Pharmaceuticals Holding Corp.	1,858,129	1,098
*	Oncocyte Corp.	3,079,720	1,091
*	Eledon Pharmaceuticals Inc.	459,998	1,086
*	Dyadic International Inc.	596,383	1,062
[1]	Carisma Therapeutics Inc.	341,130	1,057
*,1	Sorrento Therapeutics Inc.	2,913,943	1,049
*,1	Praxis Precision Medicines Inc.	1,293,951	1,047
*	Kronos Bio Inc.	715,054	1,044
*,1	Bolt Biotherapeutics Inc.	747,881	1,040
*,1	Atreca Inc. Class A	905,470	1,032
*,1	Hookipa Pharma Inc.	1,396,133	1,028
*,1	Genprex Inc.	1,127,694	1,026
*	enVVeno Medical Corp.	216,998	1,026
*,1	Celularity Inc. Class A	1,625,100	1,007
*	Lyra Therapeutics Inc.	476,157	986
*,1	Mineralys Therapeutics Inc.	62,259	975

		Shares	Market Value ($000)
*,1	BioSig Technologies Inc.	854,457	974
*	Synlogic Inc.	1,521,748	962
*,1	Cognition Therapeutics Inc.	485,183	961
*,1	Telesis Bio Inc.	307,523	953
*,1	Quince Therapeutics Inc.	606,618	946
*,1	TherapeuticsMD Inc.	249,657	936
*,1	Bright Green Corp.	992,772	935
*,1	PAVmed Inc.	2,495,928	932
*	Alpha Teknova Inc.	314,915	932
*,1	Taysha Gene Therapies Inc.	1,157,514	923
*,1	MEI Pharma Inc.	4,022,132	921
*,1	P3 Health Partners Inc.	866,984	919
*,1,2	Tobira Therapeutics Inc. CVR	201,001	911
*,1	Black Diamond Therapeutics Inc.	481,157	909
*	Cyteir Therapeutics Inc.	498,303	907
*,1	Aquestive Therapeutics Inc.	790,992	902
*	BioCardia Inc.	457,496	897
*	CareCloud Inc.	266,292	892
*,1	Abeona Therapeutics Inc.	313,326	884
*	Protara Therapeutics Inc.	284,301	881
	Psychemedics Corp.	165,415	868
*,1	Oncology Institute Inc.	1,273,384	863
*,1	iCAD Inc.	695,170	862
*,1	SELLAS Life Sciences Group Inc.	592,271	847
*,1	NeuroPace Inc.	180,700	838
*	Werewolf Therapeutics Inc.	314,965	819
*,1	Syros Pharmaceuticals Inc.	306,771	819
*,1	Xtant Medical Holdings Inc.	1,278,952	815
*,1	Corbus Pharmaceuticals Holdings Inc.	112,022	814
*	Pardes Biosciences Inc. Class A	615,600	813
*	Exagen Inc.	326,266	793
*	NextCure Inc.	530,127	785
*,1	Rapid Micro Biosystems Inc. Class A	594,568	779
*,1	Leap Therapeutics Inc.	2,289,511	778
*	Corvus Pharmaceuticals Inc.	853,716	777
*	IRIDEX Corp.	373,047	776
*	DiaMedica Therapeutics Inc.	506,271	775
*	Retractable Technologies Inc.	440,666	771
*	Lipocine Inc.	2,398,282	763
*,1	Solid Biosciences Inc.	159,271	755
*,1	Biomerica Inc.	398,336	745
*	ImmuCell Corp.	139,968	721
*,1	Bioventus Inc. Class A	673,435	721
*,1	Novan Inc.	545,361	709
*,1	iBio Inc.	336,211	699
*	LENSAR Inc.	282,930	696
*,1	Movano Inc.	562,483	692
*,1	Palatin Technologies Inc.	246,703	678
*,1	Science 37 Holdings Inc.	2,379,691	670
*,1	Orgenesis Inc.	566,688	669
*,1	Clene Inc.	592,311	669
*	Sensei Biotherapeutics Inc.	441,585	662
*,1	Miromatrix Medical Inc.	391,565	658
*,1	Zynerba Pharmaceuticals Inc.	1,521,801	654
*	Strata Skin Sciences Inc.	593,248	653
*,1	NRX Pharmaceuticals Inc.	978,921	645
*	Lumos Pharma Inc.	187,322	635
*,1	ATI Physical Therapy Inc.	2,485,615	632

		Shares	Market Value ($000)
*,1	Avrobio Inc.	630,579	631
*	Acutus Medical Inc.	835,044	630
*,1	Frequency Therapeutics Inc.	1,246,700	627
*,1	Aspira Women's Health Inc.	1,702,595	623
*	Aligos Therapeutics Inc.	712,990	623
*,1	ARCA biopharma Inc.	312,166	621
*,1	9 Meters Biopharma Inc.	445,647	619
*,1	NightHawk Biosciences Inc.	705,534	617
*	Moleculin Biotech Inc.	616,108	591
*,1	UNITY Biotechnology Inc.	357,567	583
*,1	Vapotherm Inc.	882,373	581
*	Tracon Pharmaceuticals Inc.	306,490	579
*	Mustang Bio Inc.	1,562,523	573
*,1	AIM ImmunoTech Inc.	1,311,599	564
*,1	Upexi Inc.	138,417	561
*,1	Impel Pharmaceuticals Inc.	396,809	556
*,1	Eliem Therapeutics Inc.	189,734	550
*	Cumberland Pharmaceuticals Inc.	280,820	548
*	Geron Corp. Warrants Exp. 12/31/25	1,202,419	523
*,1	Daxor Corp.	47,328	519
*	Harpoon Therapeutics Inc.	691,063	514
*,1	vTv Therapeutics Inc. Class A	625,032	505
*	Elevation Oncology Inc.	265,550	505
*	Cyclerion Therapeutics Inc.	1,138,259	494
*	Forte Biosciences Inc.	487,429	492
*	ElectroCore Inc.	89,433	492
*,1	Adamis Pharmaceuticals Corp.	4,096,010	475
*,1	Chembio Diagnostics Inc.	1,058,315	468
*,1	TScan Therapeutics Inc.	220,934	464
*,2	Imara Inc. CVR	370,003	463
*	Predictive Oncology Inc.	1,385,931	453
*,1	Checkpoint Therapeutics Inc.	197,736	445
*	GT Biopharma Inc.	804,500	442
*	Precipio Inc.	662,055	440
*,1	Applied Therapeutics Inc.	536,460	435
*,1	Biora Therapeutics Inc.	155,034	429
*,1	Pear Therapeutics Inc. Class A	1,670,459	426
*,1	Indaptus Therapeutics Inc.	229,197	424
*,1	Equillium Inc.	570,835	417
*,1	Augmedix Inc.	237,719	414
*	Infinity Pharmaceuticals Inc.	2,556,398	409
*,1	Gelesis Holdings Inc.	2,478,100	403
*	Ekso Bionics Holdings Inc.	243,385	402
*,1	Lucid Diagnostics Inc.	286,266	401
*,1	Molecular Templates Inc.	1,030,942	392
*	TFF Pharmaceuticals Inc.	562,689	386
*,1	Lisata Therapeutics Inc.	118,336	385
*,1	Organovo Holdings Inc.	175,314	384
*	Cocrystal Pharma Inc.	191,359	379
*,1	Evelo Biosciences Inc.	2,090,967	378
*,1	Aeglea BioTherapeutics Inc.	1,282,021	372
*,1	Candel Therapeutics Inc.	269,900	370
*	NeuroMetrix Inc.	252,738	369
*,1	SQZ Biotechnologies Co.	657,886	368
*	Satsuma Pharmaceuticals Inc.	522,516	365
*,1	Alzamend Neuro Inc.	857,075	364
*,1	NanoViricides Inc.	300,189	352
*	Applied Molecular Transport Inc.	1,089,900	349

		Shares	Market Value ($000)
*,1	Ontrak Inc.	657,410	347
*	Vincerx Pharma Inc.	334,111	347
*	Neoleukin Therapeutics Inc.	493,540	345
*	Tempest Therapeutics Inc.	147,142	341
*	Finch Therapeutics Group Inc.	855,860	336
*,1	Athersys Inc.	270,506	333
*,1	Senti Biosciences Inc. Class A	282,432	333
*,1	Aptevo Therapeutics Inc.	158,476	323
*,1	Context Therapeutics Inc.	573,400	322
*,1	Microbot Medical Inc.	153,549	319
*,1	Longeveron Inc.	118,115	315
*,1	Inhibikase Therapeutics Inc.	475,753	313
*,1	Spruce Biosciences Inc.	140,088	310
*	Angion Biomedica Corp.	515,996	299
*,1	Aziyo Biologics Inc. Class A	195,766	296
*,1	GeoVax Labs Inc.	439,870	293
*,1	Sientra Inc.	185,254	285
*	AgeX Therapeutics Inc.	426,190	283
*,1	Conformis Inc.	177,088	283
*,1	Marpai Inc. Class A	293,017	279
*	Onconova Therapeutics Inc.	365,661	267
*,1	Plus Therapeutics Inc.	897,484	260
*,2	Strongbridge Biopharma plc CVR	1,399,363	253
*,1	UpHealth Inc.	166,349	248
*,1	Vivani Medical Inc.	247,001	247
*	Better Therapeutics Inc.	326,043	237
*,1	ABVC BioPharma Inc.	375,142	236
*	CASI Pharmaceuticals Holdings Inc.	102,469	236
*,1	Theriva Biologics Inc.	330,873	231
*,1	Sonida Senior Living Inc.	33,836	230
*,1	Acer Therapeutics Inc.	296,570	225
*,1	Axcella Health Inc.	462,695	222
*	Athenex Inc.	165,830	221
	Cryo-Cell International Inc.	72,236	218
*,1	Vaccinex Inc.	534,485	214
*	HCW Biologics Inc.	153,473	212
*,1	Lannett Co. Inc.	122,063	212
*	Avalo Therapeutics Inc.	119,822	210
*,1	Minerva Neurosciences Inc.	128,899	206
*,1	Acurx Pharmaceuticals Inc.	57,015	197
*,1	Venus Concept Inc.	824,933	181
*	Alimera Sciences Inc.	87,148	180
*	Rockwell Medical Inc.	98,674	179
*,2	Ocera Therapeutics Inc. CVR	653,477	176
*	Surgalign Holdings Inc.	110,253	176
*	HeartBeam Inc.	77,425	175
*,1	IN8bio Inc.	132,077	172
*,1	iSpecimen Inc.	126,917	171
*	Diffusion Pharmaceuticals Inc.	41,002	171
*	Sigilon Therapeutics Inc.	181,760	169
*,1	Bio-Path Holdings Inc.	121,084	168
*	Modular Medical Inc.	106,826	168
*	Processa Pharmaceuticals Inc.	299,657	159
*,1	Jupiter Wellness Inc.	355,834	158
*,1	Aptinyx Inc. Class A	1,251,830	156
*,1	VistaGen Therapeutics Inc.	1,249,141	156
*,2	Adamas Pharmaceuticals Inc. CVR	2,522,158	152
*,1	Cyclo Therapeutics Inc.	176,807	149

		Shares	Market Value ($000)
*,1	SAB Biotherapeutics Inc.	338,972	149
*	cbdMD Inc.	759,341	148
*	Vivos Therapeutics Inc.	426,060	145
*	Cellectar Biosciences Inc.	99,704	144
*	Femasys Inc.	128,310	140
*,1	Regulus Therapeutics Inc.	162,509	138
*,1	Blue Water Vaccines Inc.	127,574	137
*	Talis Biomedical Corp.	274,003	134
*,1	NexImmune Inc.	344,561	131
*,1	Aridis Pharmaceuticals Inc.	388,959	122
*,1	Eargo Inc.	25,770	121
*,1	Surrozen Inc.	199,181	120
*,1	NantHealth Inc.	59,606	120
*	Nephros Inc.	102,105	111
[1]	Kineta Inc.	32,976	109
*,1	eFFECTOR Therapeutics Inc.	300,033	108
*	American Shared Hospital Services	36,338	102
*	Codiak Biosciences Inc.	552,448	96
*,1	Immix Biopharma Inc.	52,979	96
*,1	Oncorus Inc.	264,842	91
*	CalciMedica Inc.	18,139	91
*,1,2	CinCor Pharma Inc. CVR	28,710	88
*,2	Catalyst Biosciences Inc. CVR	826,502	83
*,1	Aceragen Inc.	33,887	78
*,2	Aduro Biotech Inc. CVR	415,255	76
*	Monopar Therapeutics Inc.	52,392	74
*,1	Nutriband Inc.	22,490	74
*,1	AcelRx Pharmaceuticals Inc.	112,873	74
*	Imunon Inc.	57,488	72
*,2	OncoMed Pharmaceuticals Inc. CVR	255,777	61
*,1	Biofrontera Inc.	98,114	60
*,1	T2 Biosystems Inc.	130,994	60
*,1	Marker Therapeutics Inc.	75,950	54
*	ENDRA Life Sciences Inc.	23,332	53
*,1	Star Equity Holdings Inc.	53,681	50
*	Pulmatrix Inc.	17,004	50
*,1	NanoVibronix Inc.	14,783	50
*	RenovoRx Inc.	10,815	38
*,1,2	Miragen Therapeutics Inc. CVR	1,753,041	35
*,1	MiNK Therapeutics Inc.	18,490	35
*,1	VYNE Therapeutics Inc.	9,590	30
*	Lixte Biotechnology Holdings Inc.	32,745	27
*,1	Journey Medical Corp.	15,723	25
*	Aprea Therapeutics Inc.	4,990	22
*	Aileron Therapeutics Inc.	16,918	21
*	Imac Holdings Inc.	133,623	19
*	Pasithea Therapeutics Corp.	39,188	15
*,1	Soligenix Inc. (XNCM)	6,131	12
*,2	Alexza Pharmaceuticals Inc. CVR	327,391	11
*,1	Enochian Biosciences Inc.	11,059	10
*,1,2	Oncternal Therapeutics Inc. CVR	8,933	9
*,1	Trevena Inc.	11,918	8
*,2	F-star Therapeutics Inc. CVR	61,021	4
*,2	Ambit Biosciences Corp. CVR	201,330	—
*,2	Biosante Pharmaceuticals Inc. CVR	253,823	—
*,1,2	Synergy Pharmaceuticals LLC	5,148,145	—
*	Advaxis Inc. Warrants Exp. 9/11/24	157,660	—
*,2	Lantheus Holdings Inc. CVR	2,319,511	—

		Shares	Market Value ($000)
*	SELLAS Life Sciences Group Inc. Warrants Exp. 4/5/27	40,000	—
*	Athenex Inc. Warrants Exp. 8/15/27	535,168	—
*,2	ABIOMED Inc. CVR	264	—
*,1,2	Disc Medicine Inc. CVR	275,152	—
*,2	OmniAb Inc. 12.5 Earnout	186,267	—
*,2	OmniAb Inc. 15 Earnout	186,267	—
*,1,2	Sesen Bio Inc. CVR	6,822,627	—
*,2	Soligenix Inc.	1,218	—
			167,767,709
Industrials (13.2%)
	Visa Inc. Class A	50,087,618	11,292,754
	Mastercard Inc. Class A	26,354,447	9,577,470
	Accenture plc Class A	19,501,167	5,573,629
	Raytheon Technologies Corp.	45,358,516	4,441,959
	United Parcel Service Inc. Class B	22,445,336	4,354,171
	Honeywell International Inc.	20,696,437	3,955,503
*	Boeing Co.	18,525,707	3,935,416
	Union Pacific Corp.	18,947,833	3,813,441
	Caterpillar Inc.	15,990,555	3,659,279
	Lockheed Martin Corp.	7,727,076	3,652,821
	Deere & Co.	8,258,019	3,409,571
	General Electric Co.	33,722,981	3,223,917
	Automatic Data Processing Inc.	12,830,763	2,856,513
	American Express Co.	17,283,159	2,850,857
*	PayPal Holdings Inc.	34,957,752	2,654,692
	Eaton Corp. plc	12,328,038	2,112,286
	Illinois Tool Works Inc.	8,502,102	2,069,837
*	Fiserv Inc.	17,506,669	1,978,779
	Northrop Grumman Corp.	4,264,999	1,969,235
	CSX Corp.	63,892,734	1,912,948
	3M Co.	17,266,843	1,814,918
	General Dynamics Corp.	7,647,273	1,745,184
	Sherwin-Williams Co.	7,201,984	1,618,790
	FedEx Corp.	7,019,619	1,603,913
	Emerson Electric Co.	17,698,178	1,542,219
	Norfolk Southern Corp.	7,053,348	1,495,310
	Parker-Hannifin Corp.	3,971,700	1,334,928
	Trane Technologies plc	7,094,223	1,305,195
	Johnson Controls International plc	21,283,301	1,281,680
	Cintas Corp.	2,673,460	1,236,956
	TransDigm Group Inc.	1,607,939	1,185,131
	PACCAR Inc.	16,177,123	1,184,165
	Carrier Global Corp.	25,838,386	1,182,106
	L3Harris Technologies Inc.	5,900,009	1,157,818
	Paychex Inc.	10,041,175	1,150,618
*	Block Inc. Class A	16,754,041	1,150,165
	Capital One Financial Corp.	11,794,214	1,134,132
	Otis Worldwide Corp.	12,847,976	1,084,369
*	Mettler-Toledo International Inc.	684,539	1,047,488
	Old Dominion Freight Line Inc.	3,067,784	1,045,624
	Cummins Inc.	4,376,349	1,045,422
	Rockwell Automation Inc.	3,559,638	1,044,576
	AMETEK Inc.	7,132,389	1,036,550
	Fidelity National Information Services Inc.	18,401,566	999,757
	PPG Industries Inc.	7,296,711	974,695
	WW Grainger Inc.	1,398,985	963,635
	Verisk Analytics Inc. Class A	4,846,480	929,846
	DuPont de Nemours Inc.	12,747,661	914,900

		Shares	Market Value ($000)
*	Keysight Technologies Inc.	5,506,341	889,164
	Ferguson plc	6,433,029	860,418
	United Rentals Inc.	2,147,419	849,863
	Global Payments Inc.	7,576,884	797,391
	Equifax Inc.	3,790,317	768,828
	Fortive Corp.	10,923,500	744,655
	Quanta Services Inc.	4,458,668	742,992
	Ingersoll Rand Inc.	12,525,272	728,720
	Vulcan Materials Co.	4,123,392	707,409
	Martin Marietta Materials Inc.	1,927,862	684,507
	Dover Corp.	4,323,484	656,910
*	Teledyne Technologies Inc.	1,454,637	650,746
	Xylem Inc.	5,584,715	584,720
*	Waters Corp.	1,837,192	568,850
	Expeditors International of Washington Inc.	4,923,451	542,170
	IDEX Corp.	2,338,550	540,275
	Ball Corp.	9,732,041	536,333
	Westinghouse Air Brake Technologies Corp.	5,300,253	535,644
*	Fair Isaac Corp.	738,743	519,107
*	Zebra Technologies Corp. Class A	1,592,008	506,259
	Howmet Aerospace Inc.	11,467,126	485,862
	Jacobs Solutions Inc.	3,925,664	461,305
*	FleetCor Technologies Inc.	2,169,437	457,426
	JB Hunt Transport Services Inc.	2,570,812	451,075
	Textron Inc.	6,347,262	448,307
*	Axon Enterprise Inc.	1,983,133	445,907
	HEICO Corp. Class A	3,085,581	419,330
	Snap-on Inc.	1,645,610	406,285
*	Builders FirstSource Inc.	4,555,264	404,416
	Hubbell Inc. Class B	1,660,186	403,940
*	Trimble Inc.	7,651,039	401,067
	Synchrony Financial	13,497,701	392,513
	Packaging Corp. of America	2,776,809	385,504
	Booz Allen Hamilton Holding Corp. Class A	4,091,155	379,209
	Graco Inc.	5,189,711	378,901
	TransUnion	5,972,492	371,131
	Stanley Black & Decker Inc.	4,575,195	368,669
	Toro Co.	3,239,544	360,108
	Carlisle Cos. Inc.	1,585,223	358,371
	CH Robinson Worldwide Inc.	3,602,092	357,940
	Nordson Corp.	1,596,070	354,743
	RPM International Inc.	3,996,257	348,633
	Masco Corp.	6,975,444	346,819
	AECOM	4,087,650	344,671
	Jack Henry & Associates Inc.	2,260,720	340,736
	Watsco Inc.	1,029,487	327,542
	Crown Holdings Inc.	3,712,563	307,066
	Lincoln Electric Holdings Inc.	1,781,889	301,317
*	WillScot Mobile Mini Holdings Corp.	6,369,947	298,623
	Allegion plc	2,725,134	290,854
	Regal Rexnord Corp.	2,015,064	283,580
	Pentair plc	5,089,287	281,285
	Owens Corning	2,810,238	269,221
	Knight-Swift Transportation Holdings Inc. Class A	4,732,468	267,763
	A O Smith Corp.	3,866,139	267,344
	AGCO Corp.	1,961,524	265,198
	Genpact Ltd.	5,664,354	261,806
*	Paylocity Holding Corp.	1,292,480	256,919

		Shares	Market Value ($000)
	Huntington Ingalls Industries Inc.	1,232,291	255,109
	Robert Half International Inc.	3,163,648	254,895
*	BILL Holdings Inc.	3,125,210	253,580
	Cognex Corp.	5,084,782	251,951
	Lennox International Inc.	993,683	249,693
*	WEX Inc.	1,349,039	248,075
	Donaldson Co. Inc.	3,774,444	246,622
	WESCO International Inc.	1,584,079	244,804
*	Middleby Corp.	1,668,425	244,608
	Graphic Packaging Holding Co.	9,498,689	242,122
	Tetra Tech Inc.	1,645,434	241,731
	Westrock Co.	7,889,227	240,385
	EMCOR Group Inc.	1,477,100	240,162
	AptarGroup Inc.	2,025,007	239,336
	Sensata Technologies Holding plc	4,725,089	236,349
	Fortune Brands Innovations Inc.	3,966,428	232,948
*	Saia Inc.	818,881	222,801
	nVent Electric plc	5,153,180	221,278
	ITT Inc.	2,552,163	220,252
	Valmont Industries Inc.	665,682	212,539
	Berry Global Group Inc.	3,573,175	210,460
	Curtiss-Wright Corp.	1,183,657	208,631
*	Generac Holdings Inc.	1,919,212	207,294
*	Axalta Coating Systems Ltd.	6,834,780	207,025
	Littelfuse Inc.	766,851	205,585
	Sealed Air Corp.	4,461,682	204,836
*	TopBuild Corp.	979,710	203,917
	Landstar System Inc.	1,108,536	198,716
*	FTI Consulting Inc.	999,978	197,346
	MDU Resources Group Inc.	6,315,207	192,488
	Advanced Drainage Systems Inc.	2,267,881	190,978
*	GXO Logistics Inc.	3,682,344	185,811
	Sonoco Products Co.	3,024,905	184,519
	MKS Instruments Inc.	2,058,791	182,450
	Acuity Brands Inc.	993,236	181,494
	Brunswick Corp.	2,200,847	180,469
	Woodward Inc.	1,846,989	179,841
	BWX Technologies Inc.	2,818,202	177,659
*	MasTec Inc.	1,829,029	172,734
*	Atkore Inc.	1,228,512	172,581
	Applied Industrial Technologies Inc.	1,191,790	169,389
	Oshkosh Corp.	2,027,768	168,670
	Crane Holdings Co.	1,476,800	167,617
*	Mohawk Industries Inc.	1,668,727	167,240
*	Chart Industries Inc.	1,319,631	165,482
*	Trex Co. Inc.	3,394,588	165,215
*	Euronet Worldwide Inc.	1,471,216	164,629
	Eagle Materials Inc.	1,114,701	163,582
	Comfort Systems USA Inc.	1,106,229	161,465
*	ExlService Holdings Inc.	978,128	158,290
*	ATI Inc.	4,002,729	157,948
	Exponent Inc.	1,562,763	155,792
	MSA Safety Inc.	1,150,537	153,597
	Maximus Inc.	1,875,824	147,627
	Simpson Manufacturing Co. Inc.	1,322,010	144,945
	Watts Water Technologies Inc. Class A	843,353	141,953
	Silgan Holdings Inc.	2,555,333	137,145
	Flowserve Corp.	4,032,937	137,120

		Shares	Market Value ($000)
*	Fluor Corp.	4,396,262	135,888
	Insperity Inc.	1,109,151	134,817
*	Aerojet Rocketdyne Holdings Inc.	2,353,170	132,178
	Vontier Corp.	4,793,750	131,061
*	API Group Corp.	5,801,239	130,412
*	Kirby Corp.	1,851,765	129,068
	Western Union Co.	11,546,678	128,745
	ManpowerGroup Inc.	1,559,607	128,714
	Allison Transmission Holdings Inc.	2,836,006	128,301
	Air Lease Corp. Class A	3,256,820	128,221
	AAON Inc.	1,320,596	127,688
*	ASGN Inc.	1,478,270	122,209
	Ryder System Inc.	1,359,748	121,344
	GATX Corp.	1,093,047	120,257
*	Shift4 Payments Inc. Class A	1,558,711	118,150
	MSC Industrial Direct Co. Inc. Class A	1,393,729	117,073
	Belden Inc.	1,327,819	115,215
	HB Fuller Co.	1,680,454	115,027
	Franklin Electric Co. Inc.	1,213,068	114,150
	Spirit AeroSystems Holdings Inc. Class A	3,251,470	112,273
	HEICO Corp.	654,552	111,955
	Maxar Technologies Inc.	2,190,158	111,829
	Badger Meter Inc.	912,169	111,120
	EnerSys	1,275,828	110,844
	Triton International Ltd.	1,739,721	109,985
	Louisiana-Pacific Corp.	2,003,797	108,626
	John Bean Technologies Corp.	991,202	108,328
*	O-I Glass Inc.	4,763,944	108,189
*	XPO Inc.	3,386,514	108,030
*	Bloom Energy Corp. Class A	5,322,510	106,078
*	AMN Healthcare Services Inc.	1,271,145	105,454
*	Summit Materials Inc. Class A	3,676,024	104,730
	Esab Corp.	1,763,498	104,170
*	Alight Inc. Class A	11,123,437	102,447
	Federal Signal Corp.	1,882,042	102,025
	Armstrong World Industries Inc.	1,403,350	99,975
	Encore Wire Corp.	535,347	99,216
	Terex Corp.	1,982,175	95,898
*	SPX Technologies Inc.	1,340,008	94,578
*	ACI Worldwide Inc.	3,480,499	93,904
	Zurn Elkay Water Solutions Corp.	4,385,730	93,679
	Hillenbrand Inc.	1,941,878	92,297
	Herc Holdings Inc.	810,222	92,284
	Otter Tail Corp.	1,274,936	92,140
	ABM Industries Inc.	2,032,981	91,362
	Brink's Co.	1,356,653	90,624
*	TriNet Group Inc.	1,109,581	89,443
	Moog Inc. Class A	887,250	89,390
	Forward Air Corp.	823,157	88,703
*	Beacon Roofing Supply Inc.	1,499,337	88,236
*	AZEK Co. Inc. Class A	3,741,586	88,077
*	Mercury Systems Inc.	1,717,428	87,795
	Albany International Corp. Class A	962,052	85,969
	Korn Ferry	1,647,926	85,264
	UniFirst Corp.	466,011	82,125
*	Dycom Industries Inc.	871,507	81,617
	Installed Building Products Inc.	708,378	80,776
*	Hub Group Inc. Class A	958,185	80,430

		Shares	Market Value ($000)
*	Flywire Corp.	2,731,289	80,191
	Werner Enterprises Inc.	1,761,335	80,123
*	Resideo Technologies Inc.	4,318,089	78,935
*	Verra Mobility Corp. Class A	4,654,550	78,755
*	Itron Inc.	1,407,094	78,023
	ESCO Technologies Inc.	802,764	76,624
*	GMS Inc.	1,300,672	75,296
	Kadant Inc.	360,755	75,225
	FTAI Aviation Ltd.	2,628,877	73,503
*	CBIZ Inc.	1,474,601	72,978
	Brady Corp. Class A	1,340,732	72,038
*	RXO Inc.	3,601,721	70,738
	McGrath RentCorp	757,861	70,716
*	Marqeta Inc. Class A	15,121,273	69,104
*,1	Affirm Holdings Inc. Class A	6,117,811	68,948
	EVERTEC Inc.	2,040,216	68,857
	Kennametal Inc.	2,481,422	68,438
	ADT Inc.	9,382,338	67,834
*	AeroVironment Inc.	737,615	67,610
	CSW Industrials Inc.	485,983	67,518
	EnPro Industries Inc.	646,257	67,140
	Mueller Water Products Inc. Class A	4,797,091	66,871
	Helios Technologies Inc.	1,011,638	66,161
	ArcBest Corp.	715,085	66,088
	Matson Inc.	1,107,247	66,069
	ICF International Inc.	579,592	63,581
*	Masonite International Corp.	688,528	62,498
*	MYR Group Inc.	487,674	61,452
	Trinity Industries Inc.	2,504,915	61,020
	Barnes Group Inc.	1,487,853	59,931
	Alamo Group Inc.	316,327	58,255
	International Seaways Inc.	1,357,292	56,572
*	AAR Corp.	1,020,123	55,648
*,1	Enovix Corp.	3,708,898	55,300
	Granite Construction Inc.	1,344,477	55,231
*	Remitly Global Inc.	3,207,750	54,371
	Veritiv Corp.	395,175	53,404
*	Kratos Defense & Security Solutions Inc.	3,900,719	52,582
	Greif Inc. Class A	826,681	52,387
*	Mirion Technologies Inc. Class A	6,018,092	51,395
	Lindsay Corp.	338,479	51,154
*	Huron Consulting Group Inc.	620,451	49,866
*	Core & Main Inc. Class A	2,149,673	49,657
*	OSI Systems Inc.	473,606	48,478
	Griffon Corp.	1,492,983	47,790
*	Gibraltar Industries Inc.	976,025	47,337
*	Payoneer Global Inc.	7,529,839	47,287
*	Air Transport Services Group Inc.	2,258,721	47,049
	Bread Financial Holdings Inc.	1,533,167	46,486
*	NV5 Global Inc.	444,833	46,249
	Standex International Corp.	374,284	45,827
	Patrick Industries Inc.	659,593	45,387
	Enerpac Tool Group Corp. Class A	1,768,671	45,101
*	PGT Innovations Inc.	1,753,008	44,018
*	Gates Industrial Corp. plc	3,084,546	42,844
*	Hayward Holdings Inc.	3,594,250	42,125
	H&E Equipment Services Inc.	948,735	41,963
	Primoris Services Corp.	1,643,733	40,534

		Shares	Market Value ($000)
*	Hillman Solutions Corp.	4,782,853	40,272
	Kforce Inc.	621,799	39,323
*,1	Joby Aviation Inc.	8,967,565	38,919
	Tennant Co.	560,306	38,398
*	Napco Security Technologies Inc.	1,012,755	38,059
	TriMas Corp.	1,330,048	37,055
	Marten Transport Ltd.	1,753,936	36,745
	Schneider National Inc. Class B	1,367,080	36,569
*	Energy Recovery Inc.	1,553,244	35,802
*	Modine Manufacturing Co.	1,512,408	34,861
	Wabash National Corp.	1,408,067	34,624
*	CryoPort Inc.	1,426,661	34,240
*	Sterling Infrastructure Inc.	885,813	33,555
*	Vicor Corp.	700,845	32,898
*	Rocket Lab USA Inc.	8,062,535	32,573
	Columbus McKinnon Corp.	871,263	32,376
*	AvidXchange Holdings Inc.	4,108,860	32,049
*	Masterbrand Inc.	3,936,410	31,649
*	Construction Partners Inc. Class A	1,169,818	31,515
	Greenbrier Cos. Inc.	976,627	31,418
*	JELD-WEN Holding Inc.	2,451,010	31,030
*	CoreCivic Inc.	3,353,768	30,855
*	Montrose Environmental Group Inc.	864,555	30,839
	Astec Industries Inc.	736,569	30,383
	AZZ Inc.	725,270	29,910
	Apogee Enterprises Inc.	671,232	29,031
*	Donnelley Financial Solutions Inc.	702,636	28,710
*,1	Legalzoom.com Inc.	2,952,790	27,697
*	Proto Labs Inc.	821,262	27,225
	Mesa Laboratories Inc.	154,812	27,050
*	International Money Express Inc.	1,047,443	27,003
*	American Woodmark Corp.	517,579	26,950
*,1	Virgin Galactic Holdings Inc.	6,491,355	26,290
*	Thermon Group Holdings Inc.	1,002,853	24,991
*	Cross Country Healthcare Inc.	1,087,862	24,281
*	ZipRecruiter Inc. Class A	1,515,912	24,164
	Chase Corp.	228,012	23,880
*	Green Dot Corp. Class A	1,377,254	23,661
*,1	PureCycle Technologies Inc.	3,273,562	22,915
	Myers Industries Inc.	1,064,615	22,815
	CRA International Inc.	210,751	22,723
	Heartland Express Inc.	1,423,279	22,659
	Quanex Building Products Corp.	1,047,862	22,560
*	First Advantage Corp.	1,578,966	22,042
	Shyft Group Inc.	964,741	21,948
	Douglas Dynamics Inc.	670,609	21,386
*	Cimpress plc	484,144	21,215
	TTEC Holdings Inc.	567,356	21,123
	Deluxe Corp.	1,314,727	21,036
*	Triumph Group Inc.	1,794,321	20,796
*	SP Plus Corp.	601,630	20,630
*	Leonardo DRS Inc.	1,588,300	20,600
*	Ducommun Inc.	371,053	20,300
*	Janus International Group Inc.	1,950,110	19,228
*	Transcat Inc.	213,427	19,078
*	Conduent Inc.	5,553,255	19,048
*	Titan Machinery Inc.	616,598	18,775
	Barrett Business Services Inc.	211,351	18,734

		Shares	Market Value ($000)
	Kaman Corp.	815,429	18,641
*	Manitowoc Co. Inc.	1,083,726	18,521
	Pitney Bowes Inc.	4,751,486	18,483
*	CIRCOR International Inc.	591,811	18,417
	Resources Connection Inc.	1,068,324	18,226
	Cass Information Systems Inc.	408,138	17,676
	Heidrick & Struggles International Inc.	580,522	17,625
*	BlueLinx Holdings Inc.	258,113	17,541
*	I3 Verticals Inc. Class A	707,059	17,344
	Argan Inc.	427,894	17,317
*,1	Desktop Metal Inc. Class A	7,350,559	16,906
	Gorman-Rupp Co.	671,547	16,789
*	TrueBlue Inc.	942,024	16,768
	Ennis Inc.	787,963	16,618
*,1	Nikola Corp.	13,436,301	16,258
	VSE Corp.	359,011	16,120
*	Titan International Inc.	1,526,933	16,002
	Kelly Services Inc. Class A	921,762	15,292
*	Repay Holdings Corp. Class A	2,322,791	15,261
*	Aspen Aerogels Inc.	2,047,939	15,257
*,1	Aurora Innovation Inc.	10,860,578	15,096
	Allied Motion Technologies Inc.	388,182	15,003
	Insteel Industries Inc.	533,757	14,849
*	Vishay Precision Group Inc.	346,096	14,453
[1]	Eagle Bulk Shipping Inc.	302,417	13,760
*	FARO Technologies Inc.	546,929	13,460
*	Franklin Covey Co.	349,702	13,453
	Hyster-Yale Materials Handling Inc.	269,570	13,449
	National Presto Industries Inc.	179,047	12,907
*	DXP Enterprises Inc.	478,217	12,874
*	V2X Inc.	316,924	12,588
*,1	Custom Truck One Source Inc.	1,831,243	12,434
*	Radiant Logistics Inc.	1,887,380	12,381
	REV Group Inc.	1,017,861	12,204
*	TaskUS Inc. Class A	839,369	12,120
*	CECO Environmental Corp.	843,032	11,794
*	Cantaloupe Inc.	2,042,575	11,643
*	Forrester Research Inc.	359,746	11,638
	Perella Weinberg Partners Class A	1,278,425	11,634
*,1	Target Hospitality Corp.	883,697	11,612
	Powell Industries Inc.	271,733	11,573
*	Babcock & Wilcox Enterprises Inc.	1,843,405	11,171
	Miller Industries Inc.	314,326	11,111
*,1	Velo3D Inc.	4,791,156	10,876
	LSI Industries Inc.	777,330	10,828
*	Astronics Corp.	808,671	10,804
*	Archer Aviation Inc. Class A	3,745,126	10,711
*	Atlas Technical Consultants Inc. Class A	869,905	10,604
	Cadre Holdings Inc.	488,900	10,531
*,1	Symbotic Inc. Class A	460,894	10,527
*,1	AerSale Corp.	605,262	10,423
*	Blue Bird Corp.	505,898	10,335
*	ShotSpotter Inc.	260,978	10,262
*	IES Holdings Inc.	235,697	10,156
*	Daseke Inc.	1,310,814	10,133
*,1	Danimer Scientific Inc. Class A	2,920,239	10,075
*	Hudson Technologies Inc.	1,149,613	10,036
*	Great Lakes Dredge & Dock Corp.	1,843,428	10,010

		Shares	Market Value ($000)
	FTAI Infrastructure Inc.	3,188,200	9,565
*	Proterra Inc.	6,100,871	9,273
	Pactiv Evergreen Inc.	1,068,389	8,547
	Park Aerospace Corp.	613,019	8,245
	United States Lime & Minerals Inc.	53,708	8,201
*	Bowman Consulting Group Ltd. Class A	281,036	8,069
*	Iteris Inc.	1,628,661	7,638
*	Performant Financial Corp.	2,204,695	7,496
*	Tutor Perini Corp.	1,210,073	7,466
	Covenant Logistics Group Inc. Class A	209,606	7,424
*,1	Hyliion Holdings Corp.	3,720,847	7,367
*	HireRight Holdings Corp.	676,654	7,179
*	Luna Innovations Inc.	960,256	6,904
*	BrightView Holdings Inc.	1,219,101	6,851
	Universal Logistics Holdings Inc.	230,693	6,725
*	Acacia Research Corp.	1,718,819	6,635
	Information Services Group Inc.	1,301,732	6,626
*	Overseas Shipholding Group Inc. Class A	1,689,920	6,591
*	Distribution Solutions Group Inc.	144,378	6,563
*	DHI Group Inc.	1,662,930	6,452
*,1	Workhorse Group Inc.	4,801,523	6,386
*	Sterling Check Corp.	566,975	6,322
*	TuSimple Holdings Inc. Class A	4,277,881	6,288
*	Willdan Group Inc.	399,927	6,247
	Kronos Worldwide Inc.	666,260	6,136
*	Commercial Vehicle Group Inc.	827,849	6,043
*,1	Blade Air Mobility Inc.	1,780,179	6,017
*,1	CPI Card Group Inc.	132,336	5,956
*	Ranpak Holdings Corp. Class A	1,135,957	5,930
*,1	Skillsoft Corp.	2,900,886	5,802
*,1	Microvast Holdings Inc.	4,657,800	5,776
*	PAM Transportation Services Inc.	196,206	5,617
*,1	Eos Energy Enterprises Inc.	2,141,403	5,503
*,1	Evolv Technologies Holdings Inc.	1,718,460	5,362
*	Gencor Industries Inc.	332,487	5,110
*	Paysign Inc.	1,398,642	5,077
*	Concrete Pumping Holdings Inc.	737,042	5,012
*	Graham Corp.	377,551	4,938
	Hurco Cos. Inc.	194,394	4,922
*	Mistras Group Inc.	721,695	4,893
*	L B Foster Co. Class A	421,226	4,836
*	Limbach Holdings Inc.	273,917	4,739
*	Quad/Graphics Inc.	1,103,900	4,736
*	US Xpress Enterprises Inc. Class A	794,800	4,721
*	CS Disco Inc.	700,982	4,655
*,1	Terran Orbital Corp.	2,419,100	4,451
	ARC Document Solutions Inc.	1,338,175	4,242
*,1	SKYX Platforms Corp.	1,219,153	4,218
*,1	Yellow Corp.	2,021,847	4,104
*	Atlanticus Holdings Corp.	150,156	4,074
*,1	INNOVATE Corp.	1,371,484	4,073
*,1	Byrna Technologies Inc.	521,296	3,957
*,1	BlackSky Technology Inc. Class A	2,605,410	3,908
*	Mayville Engineering Co. Inc.	260,125	3,881
	BGSF Inc.	359,805	3,832
*	DLH Holdings Corp.	326,878	3,749
*,1	CompoSecure Inc.	505,739	3,722
*,1	Global Business Travel Group I	544,900	3,613

		Shares	Market Value ($000)
*	Paymentus Holdings Inc. Class A	404,533	3,584
*	Advantage Solutions Inc.	2,262,148	3,574
*,1	Tingo Group Inc.	3,254,473	3,417
	Greif Inc. Class B	44,351	3,394
	HireQuest Inc.	153,033	3,301
*	Twin Disc Inc.	342,600	3,296
[1]	Park-Ohio Holdings Corp.	258,617	3,124
*	Core Molding Technologies Inc.	172,919	3,111
*	EVI Industries Inc.	155,167	3,072
*,1	Willis Lease Finance Corp.	53,245	2,917
*,1	Broadwind Inc.	689,278	2,647
*	Innovative Solutions & Support Inc.	353,301	2,593
*,1	Berkshire Grey Inc.	1,873,972	2,586
*,1	Markforged Holding Corp.	2,651,263	2,542
*,1	Smith-Midland Corp.	132,192	2,480
	PFSweb Inc.	579,591	2,457
*	Orion Group Holdings Inc.	939,452	2,433
*	Hudson Global Inc.	107,683	2,402
*,1	Moneylion Inc.	4,172,254	2,369
*,1	Latch Inc.	3,068,500	2,339
	Karat Packaging Inc.	171,091	2,281
*,1	Astra Space Inc.	5,320,648	2,261
*	StarTek Inc.	545,844	2,254
*,1	View Inc.	4,168,453	2,084
*,1	Spire Global Inc.	2,976,722	1,988
*,1	Alpha Pro Tech Ltd.	462,840	1,925
*	LS Starrett Co. Class A	166,241	1,865
*,1	Rekor Systems Inc.	1,469,497	1,837
*,1	Hyzon Motors Inc.	2,227,561	1,816
*,1	Redwire Corp.	562,616	1,705
*	Hydrofarm Holdings Group Inc.	950,421	1,644
*,1	Coda Octopus Group Inc.	222,690	1,615
*	GEE Group Inc.	3,870,957	1,606
*,1	MSP Recovery Inc.	1,855,915	1,578
	Frequency Electronics Inc.	228,179	1,572
*	Orion Energy Systems Inc.	765,432	1,554
*	RCM Technologies Inc.	126,423	1,461
*	Research Solutions Inc.	716,815	1,441
*	Lightbridge Corp.	345,233	1,409
*	Ultralife Corp.	348,051	1,399
*,1	ShiftPixy Inc.	298,600	1,320
*	Usio Inc.	757,304	1,318
*,1	Wrap Technologies Inc.	672,384	1,157
*,1	Sarcos Technology & Robotics Corp.	2,362,032	1,121
*,1	FreightCar America Inc.	351,606	1,097
*	RF Industries Ltd.	249,088	1,081
*	VirTra Inc.	262,879	1,059
*,1	Energous Corp.	1,958,094	1,057
*,1	AEye Inc.	3,258,500	1,026
*,1	Momentus Inc. Class A	1,648,139	964
*,1	Odyssey Marine Exploration Inc. Class B	290,463	944
*,1	Where Food Comes From Inc.	69,785	928
*	IZEA Worldwide Inc.	1,398,592	910
*,1	Knightscope Inc. Class A	1,010,525	900
*,1	AgEagle Aerial Systems Inc.	1,950,222	878
*	LightPath Technologies Inc. Class A	619,617	874
*	Priority Technology Holdings Inc.	239,738	861
*,1	Ault Alliance Inc.	8,202,267	857

		Shares	Market Value ($000)
*	Sono-Tek Corp.	157,600	807
*	Air T Inc.	32,860	795
*,1	Cepton Inc.	1,703,137	791
	Espey Manufacturing & Electronics Corp.	36,920	748
*,1	Katapult Holdings Inc.	1,643,191	733
*,1	Xos Inc.	1,199,595	630
*	Wireless Telecom Group Inc.	339,257	628
*	Sypris Solutions Inc.	286,226	561
*	Fuel Tech Inc.	424,566	543
*,1	ClearSign Technologies Corp.	584,529	466
*	FG Group Holdings Inc.	226,990	456
	Taitron Components Inc. Class A	126,100	454
*,1	AppTech Payments Corp.	289,967	435
*,1	Lightning eMotors Inc.	1,485,715	426
*	Astrotech Corp.	38,881	414
*,1	Virgin Orbit Holdings Inc.	2,044,300	409
*	TSR Inc.	50,537	406
*,1	Biotricity Inc.	845,735	393
*,1	Applied DNA Sciences Inc.	346,633	392
*,1	Pioneer Power Solutions Inc.	107,157	377
*,1	Williams Industrial Services Group Inc.	366,258	377
*	Team Inc.	67,315	369
*	AmpliTech Group Inc.	132,700	360
*	Dominari Holdings Inc.	111,013	357
*,1	Orbital Infrastructure Group Inc.	2,398,886	350
*	TOMI Environmental Solutions Inc.	484,669	325
*,1	DSS Inc.	1,292,763	278
*,1	Sidus Space Inc. Class A	499,778	275
*,1	Air Industries Group	69,263	264
*,1	Digital Ally Inc.	52,251	241
*	M-Tron Industries Inc.	21,794	234
*,1	Professional Diversity Network Inc.	50,372	224
*,1	Polar Power Inc.	156,102	206
*	Jewett-Cameron Trading Co. Ltd.	33,538	193
*,1	ENGlobal Corp.	378,679	182
*	OLB Group Inc.	172,095	181
*,1	Nuvve Holding Corp.	234,173	164
*	LGL Group Inc.	30,781	132
*,1	Molekule Group Inc.	77,685	131
*,1	Safe & Green Holdings Corp.	124,227	125
*,1	Shapeways Holdings Inc.	354,017	122
*	Socket Mobile Inc.	60,175	113
*,1	Ryvyl Inc.	263,629	108
	P&F Industries Inc. Class A	19,762	103
*	Servotronics Inc.	8,633	92
*	Art's-Way Manufacturing Co. Inc.	4,484	9
*,1	Fathom Digital Manufacturing C	8,300	5
*,2	Patriot National Inc.	129,819	—
*	Ardagh Group SA Class A	37	—
*	LGL Group Inc. Warrants Exp. 12/16/25	2,391	—
			164,461,615
Real Estate (3.2%)
	Prologis Inc.	28,591,280	3,567,334
	American Tower Corp.	14,421,883	2,946,968
	Equinix Inc.	2,871,154	2,070,217
	Crown Castle Inc.	13,408,736	1,794,625
	Public Storage	4,626,104	1,397,731
	Realty Income Corp.	20,451,433	1,294,985

		Shares	Market Value ($000)
	Simon Property Group Inc.	10,120,726	1,133,218
	Welltower Inc.	15,208,017	1,090,263
	Digital Realty Trust Inc.	9,011,221	885,893
	SBA Communications Corp. Class A	3,347,329	873,887
*	CoStar Group Inc.	12,602,550	867,686
	VICI Properties Inc. Class A	26,289,788	857,573
	AvalonBay Communities Inc.	4,330,372	727,762
	Weyerhaeuser Co.	22,670,422	683,060
*	CBRE Group Inc. Class A	9,308,072	677,721
	Extra Space Storage Inc.	4,151,979	676,482
	Alexandria Real Estate Equities Inc.	5,355,254	672,566
	Equity Residential	11,133,792	668,028
	Invitation Homes Inc.	18,923,879	590,993
	Mid-America Apartment Communities Inc.	3,607,078	544,813
	Sun Communities Inc.	3,841,089	541,133
	Ventas Inc.	12,389,258	537,074
	WP Carey Inc.	6,523,002	505,207
	Iron Mountain Inc.	9,004,823	476,445
	UDR Inc.	10,181,577	418,056
	Essex Property Trust Inc.	1,996,692	417,588
	Gaming & Leisure Properties Inc.	7,699,090	400,815
	Kimco Realty Corp.	19,124,604	373,504
	Healthpeak Properties Inc.	16,916,564	371,657
	Host Hotels & Resorts Inc.	22,086,728	364,210
	Equity LifeStyle Properties Inc.	5,183,942	347,998
	Camden Property Trust	3,300,681	346,043
	Life Storage Inc.	2,627,094	344,386
	Rexford Industrial Realty Inc.	5,721,709	341,300
	Regency Centers Corp.	5,292,230	323,779
	CubeSmart	6,945,514	321,022
	American Homes 4 Rent Class A	8,733,636	274,673
	Lamar Advertising Co. Class A	2,694,080	269,112
	Federal Realty Investment Trust	2,510,809	248,143
	National Retail Properties Inc.	5,603,966	247,415
	Americold Realty Trust Inc.	8,348,548	237,516
	Boston Properties Inc.	4,378,949	236,989
	Healthcare Realty Trust Inc. Class A	11,814,785	228,380
	EastGroup Properties Inc.	1,345,291	222,404
*	Zillow Group Inc. Class C	4,897,816	217,806
	First Industrial Realty Trust Inc.	4,073,293	216,699
*	Jones Lang LaSalle Inc.	1,475,734	214,705
	Brixmor Property Group Inc.	9,242,440	198,897
	Omega Healthcare Investors Inc.	7,253,819	198,827
	Agree Realty Corp.	2,788,077	191,290
	STAG Industrial Inc.	5,536,098	187,231
	Spirit Realty Capital Inc.	4,304,981	171,510
	Apartment Income REIT Corp. Class A	4,709,124	168,634
	Terreno Realty Corp.	2,527,778	163,294
[1]	Medical Properties Trust Inc.	18,506,474	152,123
	Rayonier Inc.	4,524,461	150,484
	Ryman Hospitality Properties Inc.	1,618,037	145,186
	Kite Realty Group Trust	6,773,384	141,699
	PotlatchDeltic Corp.	2,475,554	122,540
	Essential Properties Realty Trust Inc.	4,765,324	118,418
	Phillips Edison & Co. Inc.	3,620,921	118,114
	Kilroy Realty Corp.	3,620,180	117,294
	National Storage Affiliates Trust	2,670,746	111,584
	Independence Realty Trust Inc.	6,916,779	110,876

		Shares	Market Value ($000)
	Physicians Realty Trust	7,285,095	108,766
	Cousins Properties Inc.	4,712,642	100,756
	Broadstone Net Lease Inc.	5,819,427	98,988
	Apple Hospitality REIT Inc.	6,351,157	98,570
	LXP Industrial Trust	9,162,996	94,470
	EPR Properties	2,344,523	89,326
	Vornado Realty Trust	5,384,946	82,767
	Corporate Office Properties Trust	3,485,659	82,645
*	Howard Hughes Corp.	1,021,928	81,754
	Sabra Health Care REIT Inc.	7,102,197	81,675
[1]	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,839,692	81,215
	Park Hotels & Resorts Inc.	6,566,862	81,166
	Highwoods Properties Inc.	3,232,428	74,960
	Outfront Media Inc.	4,583,285	74,387
	Macerich Co.	6,999,701	74,197
	Four Corners Property Trust Inc.	2,719,628	73,049
	SITE Centers Corp.	5,541,471	68,049
	Equity Commonwealth	3,234,156	66,979
	National Health Investors Inc.	1,277,500	65,893
	Innovative Industrial Properties Inc.	866,164	65,820
	Douglas Emmett Inc.	5,165,371	63,689
	Sunstone Hotel Investors Inc.	6,432,784	63,556
	CareTrust REIT Inc.	3,139,380	61,469
	Kennedy-Wilson Holdings Inc.	3,630,895	60,237
	Tanger Factory Outlet Centers Inc.	3,052,450	59,920
	DigitalBridge Group Inc.	4,954,646	59,406
	Pebblebrook Hotel Trust	3,884,292	54,535
*	Cushman & Wakefield plc	5,011,706	52,823
	JBG SMITH Properties	3,488,291	52,534
	DiamondRock Hospitality Co.	6,428,929	52,267
	Urban Edge Properties	3,421,664	51,530
	Retail Opportunity Investments Corp.	3,646,568	50,906
	Service Properties Trust	5,071,987	50,517
	RLJ Lodging Trust	4,694,927	49,766
	Elme Communities	2,756,381	49,229
*	Zillow Group Inc. Class A	1,114,226	48,692
[1]	SL Green Realty Corp.	1,984,916	46,685
	Getty Realty Corp.	1,291,552	46,535
	InvenTrust Properties Corp.	1,972,831	46,164
	Xenia Hotels & Resorts Inc.	3,512,344	45,977
	LTC Properties Inc.	1,307,867	45,945
	Alexander & Baldwin Inc.	2,230,209	42,173
	St. Joe Co.	1,006,440	41,878
	Acadia Realty Trust	2,940,892	41,025
	Global Net Lease Inc.	3,152,973	40,547
*	Veris Residential Inc.	2,705,948	39,615
	Easterly Government Properties Inc. Class A	2,828,011	38,857
*	Radius Global Infrastructure Inc.	2,371,626	34,792
	Apartment Investment & Management Co. Class A	4,414,416	33,947
	Empire State Realty Trust Inc. Class A	5,042,339	32,725
	NETSTREIT Corp.	1,765,917	32,281
[1]	eXp World Holdings Inc.	2,348,607	29,804
	NexPoint Residential Trust Inc.	676,829	29,557
*	Redfin Corp.	3,243,766	29,389
	Hudson Pacific Properties Inc.	4,399,381	29,256
*	GEO Group Inc.	3,655,153	28,839
*,1	Opendoor Technologies Inc.	16,341,522	28,761
	Plymouth Industrial REIT Inc.	1,361,150	28,598

		Shares	Market Value ($000)
*	Compass Inc. Class A	8,690,324	28,070
	Newmark Group Inc. Class A	3,952,472	27,984
	Piedmont Office Realty Trust Inc. Class A	3,823,312	27,910
	Community Healthcare Trust Inc.	746,582	27,325
	Paramount Group Inc.	5,972,787	27,236
	American Assets Trust Inc.	1,393,785	25,910
	Uniti Group Inc.	7,282,174	25,852
	Brandywine Realty Trust	5,436,150	25,713
	RPT Realty	2,683,846	25,523
	Necessity Retail REIT Inc. Class A	3,993,437	25,079
	Centerspace	453,595	24,780
	Marcus & Millichap Inc.	754,712	24,234
	UMH Properties Inc.	1,536,629	22,727
	Summit Hotel Properties Inc.	3,209,183	22,464
	Armada Hoffler Properties Inc.	1,896,170	22,394
	Universal Health Realty Income Trust	408,900	19,672
	Office Properties Income Trust	1,574,767	19,370
	Gladstone Land Corp.	1,118,425	18,622
*	Anywhere Real Estate Inc.	3,293,319	17,389
	Saul Centers Inc.	437,827	17,075
	Global Medical REIT Inc.	1,840,199	16,764
	Farmland Partners Inc.	1,486,534	15,906
	Chatham Lodging Trust	1,474,768	15,470
	Gladstone Commercial Corp.	1,186,750	14,989
	Whitestone REIT	1,533,252	14,106
[1]	Ares Commercial Real Estate Corp.	1,522,124	13,836
	One Liberty Properties Inc.	547,950	12,564
[1]	Orion Office REIT Inc.	1,808,320	12,116
	Indus Realty Trust Inc.	181,073	12,003
	RMR Group Inc. Class A	443,704	11,643
	Alexander's Inc.	58,505	11,335
*	Tejon Ranch Co.	610,106	11,147
[1]	CTO Realty Growth Inc.	632,970	10,925
	Urstadt Biddle Properties Inc. Class A	616,095	10,825
	Diversified Healthcare Trust	7,363,201	9,940
*	FRP Holdings Inc.	170,118	9,846
	RE/MAX Holdings Inc. Class A	519,322	9,742
	Bridge Investment Group Holdings Inc. Class A	806,505	9,138
	Alpine Income Property Trust Inc.	529,810	8,917
*,1	Seritage Growth Properties Class A	1,080,789	8,506
*	Forestar Group Inc.	538,939	8,386
	City Office REIT Inc.	1,177,661	8,126
	Braemar Hotels & Resorts Inc.	2,097,772	8,097
	Postal Realty Trust Inc. Class A	503,103	7,657
	Hersha Hospitality Trust Class A	1,109,885	7,458
	BRT Apartments Corp.	356,243	7,025
*	WeWork Inc.	8,952,950	6,959
	Industrial Logistics Properties Trust	2,135,037	6,555
	Douglas Elliman Inc.	1,920,937	5,974
	Stratus Properties Inc.	274,453	5,489
[1]	Urstadt Biddle Properties Inc.	342,325	5,419
	Franklin Street Properties Corp.	2,758,628	4,331
*	Ashford Hospitality Trust Inc.	1,242,653	3,989
*	Maui Land & Pineapple Co. Inc.	201,600	2,411
[1]	Modiv Inc. Class C	224,372	2,385
	Clipper Realty Inc.	405,295	2,326
*	Bluerock Homes Trust Inc.	109,382	2,168
	Creative Media & Community Trust Corp.	477,630	1,944

		Shares	Market Value ($000)
	Global Self Storage Inc.	319,661	1,643
*	AMREP Corp.	115,952	1,622
*,1	Altisource Portfolio Solutions SA	244,328	1,124
*	Comstock Holding Cos. Inc. Class A	164,051	830
*,1	Fathom Holdings Inc.	189,801	807
*	Sotherly Hotels Inc.	337,859	674
*,1	Offerpad Solutions Inc.	1,145,520	604
*	Rafael Holdings Inc. Class B	381,611	592
[1]	American Strategic Investment Co.	49,393	421
	CorEnergy Infrastructure Trust Inc.	293,803	376
*	Trinity Place Holdings Inc.	756,919	363
*	Power REIT	72,668	271
*,2	New York REIT Liquidating LLC	19,100	214
[1]	Presidio Property Trust Inc. Class A	184,525	192
*	Wheeler REIT Inc.	130,830	166
	Generation Income Properties Inc.	32,616	147
*,1	Alset Inc.	77,598	122
*,1	Avalon GloboCare Corp.	48,625	96
[1]	Medalist Diversified REIT Inc.	48,881	41
*	JW Mays Inc.	100	5
*	Presidio Property Trust Inc. Warrants Exp. 1/24/27	110,319	5
*,2	Spirit MTA REIT	2,854,330	—
*	Pennsylvania REIT	3	—
			39,795,784
Technology (27.1%)
	Apple Inc.	465,367,389	76,739,082
	Microsoft Corp.	230,467,191	66,443,691
	NVIDIA Corp.	72,358,952	20,099,146
*	Alphabet Inc. Class A	184,783,028	19,167,544
*	Alphabet Inc. Class C	156,687,090	16,295,457
*	Meta Platforms Inc. Class A	68,914,128	14,605,660
	Broadcom Inc.	12,906,640	8,280,126
*	Salesforce Inc.	29,415,671	5,876,663
*	Adobe Inc.	14,143,632	5,450,531
	Texas Instruments Inc.	28,047,732	5,217,159
*	Advanced Micro Devices Inc.	49,928,475	4,893,490
	QUALCOMM Inc.	34,523,320	4,404,485
	Oracle Corp.	45,911,402	4,266,087
	Intel Corp.	128,110,749	4,185,378
	Intuit Inc.	8,255,650	3,680,616
	International Business Machines Corp.	27,992,371	3,669,520
	Applied Materials Inc.	26,163,062	3,213,609
	Analog Devices Inc.	15,663,143	3,089,085
*	ServiceNow Inc.	6,286,848	2,921,624
	Lam Research Corp.	4,177,250	2,214,444
	Micron Technology Inc.	33,782,600	2,038,442
*	Palo Alto Networks Inc.	9,367,046	1,870,974
*	Synopsys Inc.	4,713,903	1,820,745
*	Cadence Design Systems Inc.	8,446,502	1,774,526
	KLA Corp.	4,285,473	1,710,632
	Amphenol Corp. Class A	18,418,953	1,505,197
	Roper Technologies Inc.	3,284,119	1,447,278
	Microchip Technology Inc.	16,956,746	1,420,636
*	Autodesk Inc.	6,678,583	1,390,214
*	Fortinet Inc.	20,556,501	1,366,185
*	Snowflake Inc. Class A	8,469,554	1,306,768
*	Workday Inc. Class A	6,254,330	1,291,769
	TE Connectivity Ltd.	9,815,521	1,287,306

		Shares	Market Value ($000)
	Marvell Technology Inc.	26,463,856	1,145,885
*	ON Semiconductor Corp.	13,382,870	1,101,678
	Cognizant Technology Solutions Corp. Class A	15,771,070	960,931
*	Crowdstrike Holdings Inc. Class A	6,753,392	926,971
*	VMware Inc. Class A	7,245,902	904,651
*	ANSYS Inc.	2,700,064	898,581
	Corning Inc.	23,588,758	832,211
	CDW Corp.	4,189,153	816,424
	HP Inc.	27,418,558	804,735
*	Atlassian Corp. Class A	4,645,599	795,187
*	Gartner Inc.	2,325,247	757,496
	Monolithic Power Systems Inc.	1,384,232	692,863
	Hewlett Packard Enterprise Co.	40,109,553	638,945
*	HubSpot Inc.	1,453,226	623,071
*	Datadog Inc. Class A	8,141,819	591,585
*	VeriSign Inc.	2,757,839	582,814
	Skyworks Solutions Inc.	4,916,592	580,060
*	DoorDash Inc. Class A	8,915,764	566,686
*	Cloudflare Inc. Class A	8,421,342	519,260
	Teradyne Inc.	4,827,427	518,997
*	EPAM Systems Inc.	1,694,302	506,596
*	Pinterest Inc. Class A	18,401,835	501,818
*	Splunk Inc.	5,064,034	485,540
*	Paycom Software Inc.	1,586,071	482,181
*	Zoom Video Communications Inc. Class A	6,458,786	476,917
*	MongoDB Inc. Class A	2,036,347	474,713
*	Tyler Technologies Inc.	1,294,734	459,164
*	Palantir Technologies Inc. Class A	52,518,868	443,784
	NetApp Inc.	6,669,684	425,859
*	PTC Inc.	3,293,859	422,372
*	Okta Inc. Class A	4,727,303	407,683
*	Lattice Semiconductor Corp.	4,245,828	405,477
	Seagate Technology Holdings plc	6,070,807	401,402
	Leidos Holdings Inc.	4,241,853	390,505
*	Akamai Technologies Inc.	4,863,424	380,806
	Entegris Inc.	4,622,430	379,085
	SS&C Technologies Holdings Inc.	6,627,478	374,254
*	Western Digital Corp.	9,895,215	372,753
*	GoDaddy Inc. Class A	4,748,303	369,038
*	DocuSign Inc. Class A	6,217,170	362,461
*	Twilio Inc. Class A	5,403,448	360,032
	Jabil Inc.	3,916,581	345,286
*	Snap Inc. Class A	30,737,005	344,562
*	Match Group Inc.	8,643,652	331,830
*	Ceridian HCM Holding Inc.	4,520,048	330,958
*	Qorvo Inc.	3,090,592	313,911
*	Zscaler Inc.	2,681,055	313,228
*	Manhattan Associates Inc.	1,935,746	299,750
	Bentley Systems Inc. Class B	6,848,429	294,414
	Gen Digital Inc.	16,816,362	288,569
	Dell Technologies Inc. Class C	7,120,968	286,334
*	Dynatrace Inc.	6,712,251	283,928
*	F5 Inc.	1,864,983	271,709
*	ZoomInfo Technologies Inc. Class A	10,638,724	262,883
*,1	Unity Software Inc.	8,088,472	262,390
*,1	Wolfspeed Inc.	3,853,226	250,267
*	Black Knight Inc.	4,346,497	250,184
	KBR Inc.	4,225,545	232,616

		Shares	Market Value ($000)
*	Pure Storage Inc. Class A	8,910,305	227,302
*	Arrow Electronics Inc.	1,806,912	225,629
*	CACI International Inc. Class A	727,300	215,484
	National Instruments Corp.	4,087,843	214,244
*	Guidewire Software Inc.	2,533,662	207,887
*	Aspen Technology Inc.	903,310	206,741
	Universal Display Corp.	1,315,339	204,049
*	Cirrus Logic Inc.	1,704,721	186,462
*	Nutanix Inc. Class A	7,119,207	185,028
*	Smartsheet Inc. Class A	3,863,155	184,659
	Science Applications International Corp.	1,691,121	181,728
*	DXC Technology Co.	7,051,823	180,245
*	Dropbox Inc. Class A	8,088,582	174,875
*	Toast Inc. Class A	9,841,646	174,689
*	SPS Commerce Inc.	1,128,250	171,832
*	Rambus Inc.	3,321,472	170,259
*	Novanta Inc.	1,048,373	166,786
*	UiPath Inc. Class A	9,484,134	166,541
*	Tenable Holdings Inc.	3,489,619	165,792
*	Silicon Laboratories Inc.	935,838	163,856
	Dolby Laboratories Inc. Class A	1,848,303	157,882
*	Five9 Inc.	2,182,485	157,772
	Concentrix Corp.	1,294,286	157,320
*	Super Micro Computer Inc.	1,418,611	151,153
*	Insight Enterprises Inc.	1,047,806	149,794
*	Workiva Inc. Class A	1,458,801	149,396
	Power Integrations Inc.	1,760,498	149,009
*	Procore Technologies Inc.	2,362,274	147,949
	TD SYNNEX Corp.	1,471,341	142,411
*	Coherent Corp.	3,668,293	139,689
*	Elastic NV	2,359,301	136,604
*	Synaptics Inc.	1,226,933	136,374
*	Axcelis Technologies Inc.	1,016,962	135,510
*	Fabrinet	1,131,611	134,390
*	Onto Innovation Inc.	1,526,060	134,110
*	Qualys Inc.	1,030,364	133,968
	Vertiv Holdings Co. Class A	9,345,954	133,741
*	New Relic Inc.	1,704,770	128,352
	Avnet Inc.	2,815,999	127,283
*	IAC Inc.	2,448,377	126,336
*	Teradata Corp.	3,132,079	126,160
*	Diodes Inc.	1,328,818	123,261
*	Allegro MicroSystems Inc.	2,450,605	117,605
*	Altair Engineering Inc. Class A	1,620,847	116,879
*	MACOM Technology Solutions Holdings Inc.	1,632,790	115,667
*	Blackbaud Inc.	1,645,730	114,049
	Advanced Energy Industries Inc.	1,157,021	113,388
*	Box Inc. Class A	4,177,938	111,927
*	Blackline Inc.	1,665,232	111,820
*	IPG Photonics Corp.	901,507	111,165
*	Ziff Davis Inc.	1,376,507	107,436
*	Alteryx Inc. Class A	1,810,132	106,508
*	Sanmina Corp.	1,742,372	106,267
*	Kyndryl Holdings Inc.	7,090,662	104,658
*	SentinelOne Inc. Class A	6,358,741	104,029
*	Envestnet Inc.	1,706,980	100,149
*	DoubleVerify Holdings Inc.	3,315,853	99,973
*,1	C3.ai Inc. Class A	2,957,775	99,293

		Shares	Market Value ($000)
*	NCR Corp.	4,063,375	95,855
*	Rogers Corp.	584,792	95,573
	Dun & Bradstreet Holdings Inc.	8,118,626	95,313
*	Impinj Inc.	683,871	92,678
*	Confluent Inc. Class A	3,802,146	91,518
	Vishay Intertechnology Inc.	3,946,286	89,265
*,1	MicroStrategy Inc. Class A	303,483	88,714
*	PagerDuty Inc.	2,526,725	88,385
*	Ambarella Inc.	1,132,683	87,692
*	Sprout Social Inc. Class A	1,405,621	85,574
*	Plexus Corp.	856,391	83,558
*,1	Gitlab Inc. Class A	2,399,658	82,284
*	Varonis Systems Inc. Class B	3,150,149	81,935
*	RingCentral Inc. Class A	2,646,261	81,161
*	Rapid7 Inc.	1,742,011	79,976
	Amkor Technology Inc.	3,069,775	79,876
*	AppLovin Corp. Class A	5,000,312	78,755
	Progress Software Corp.	1,355,644	77,882
*	CommVault Systems Inc.	1,368,190	77,631
*	Perficient Inc.	1,070,298	77,265
*	MaxLinear Inc. Class A	2,184,159	76,904
*,1	DigitalOcean Holdings Inc.	1,947,020	76,265
*	FormFactor Inc.	2,386,080	75,997
*	Freshworks Inc. Class A	4,918,861	75,554
*	Alarm.com Holdings Inc.	1,461,928	73,506
*	Verint Systems Inc.	1,965,444	73,193
*	Appfolio Inc. Class A	576,190	71,724
*	Samsara Inc. Class A	3,529,001	69,592
*	SiTime Corp.	462,940	65,844
	Clear Secure Inc. Class A	2,505,448	65,568
	Pegasystems Inc.	1,284,851	62,290
*	Yelp Inc. Class A	2,023,777	62,130
*	Qualtrics International Inc. Class A	3,431,628	61,186
*	Fastly Inc. Class A	3,427,920	60,880
*	NetScout Systems Inc.	2,097,857	60,104
*	HashiCorp Inc. Class A	2,040,771	59,774
*	Parsons Corp.	1,322,994	59,191
*	Bumble Inc. Class A	3,008,458	58,815
*	Appian Corp. Class A	1,300,659	57,723
*	Cargurus Inc. Class A	3,000,233	56,044
	Shutterstock Inc.	735,396	53,390
*	Cohu Inc.	1,384,147	53,137
*	nCino Inc.	2,098,723	52,006
	Xerox Holdings Corp.	3,362,497	51,782
*	Agilysys Inc.	626,484	51,691
*	Asana Inc. Class A	2,386,639	50,430
	CSG Systems International Inc.	931,333	50,013
*	Semtech Corp.	1,963,333	47,395
	Methode Electronics Inc.	1,068,028	46,865
	CTS Corp.	924,951	45,748
*	Paycor HCM Inc.	1,701,089	45,113
*	Zeta Global Holdings Corp. Class A	4,053,518	43,900
*	Squarespace Inc. Class A	1,381,000	43,874
*	Ultra Clean Holdings Inc.	1,322,635	43,859
*	CCC Intelligent Solutions Holdings Inc.	4,788,495	42,953
*	Schrodinger Inc.	1,621,715	42,700
*	Everbridge Inc.	1,223,514	42,419
*	Q2 Holdings Inc.	1,716,130	42,251

		Shares	Market Value ($000)
*	Veradigm Inc.	3,232,879	42,189
*	LiveRamp Holdings Inc.	1,890,940	41,468
*	Upwork Inc.	3,657,886	41,407
*	3D Systems Corp.	3,852,133	41,295
*	PDF Solutions Inc.	969,445	41,104
*	Braze Inc. Class A	1,170,476	40,463
*	JFrog Ltd.	2,018,474	39,764
*	Jamf Holding Corp.	2,044,216	39,699
*	ePlus Inc.	808,263	39,637
*	Sprinklr Inc. Class A	3,032,669	39,303
*	Sumo Logic Inc.	3,271,547	39,193
*	TTM Technologies Inc.	2,817,940	38,014
*	Zuora Inc. Class A	3,845,511	37,994
*	E2open Parent Holdings Inc.	6,510,881	37,893
*	Model N Inc.	1,108,485	37,101
*	Magnite Inc.	3,969,800	36,760
*	Momentive Global Inc.	3,915,501	36,492
*	Digital Turbine Inc.	2,901,678	35,865
*	Cerence Inc.	1,201,324	33,745
*	PROS Holdings Inc.	1,229,566	33,690
*	Veeco Instruments Inc.	1,590,473	33,607
	A10 Networks Inc.	2,123,778	32,897
*	Photronics Inc.	1,931,357	32,022
*	Avid Technology Inc.	999,587	31,967
*	Yext Inc.	3,172,438	30,487
*,1	IonQ Inc.	4,817,950	29,630
*	TechTarget Inc.	812,721	29,355
*	Ichor Holdings Ltd.	846,634	27,719
*	ForgeRock Inc. Class A	1,337,302	27,548
	Adeia Inc.	3,061,811	27,128
*,1	PAR Technology Corp.	794,296	26,974
*	ScanSource Inc.	836,936	25,476
	Benchmark Electronics Inc.	1,061,352	25,143
*	Olo Inc. Class A	3,067,735	25,033
*	N-able Inc.	1,882,441	24,848
*	SMART Global Holdings Inc.	1,409,909	24,307
*	Credo Technology Group Holding Ltd.	2,526,287	23,798
*,1	Aehr Test Systems	765,804	23,755
*	Vertex Inc. Class A	1,142,845	23,645
*	Planet Labs PBC	5,801,296	22,799
*,1	indie Semiconductor Inc. Class A	2,090,266	22,052
*	Intapp Inc.	491,167	22,024
*	Eventbrite Inc. Class A	2,533,728	21,739
*	Thoughtworks Holding Inc.	2,936,882	21,615
*,1	Matterport Inc.	7,851,178	21,434
	Simulations Plus Inc.	475,654	20,900
*	Amplitude Inc. Class A	1,624,774	20,212
*	OneSpan Inc.	1,153,080	20,179
*	EngageSmart Inc.	1,022,619	19,685
*	CEVA Inc.	645,647	19,647
*	Grid Dynamics Holdings Inc.	1,666,570	19,099
*,1	Cvent Holding Corp. Class A	2,269,000	18,969
*	Consensus Cloud Solutions Inc.	544,091	18,548
*	Informatica Inc. Class A	1,125,336	18,456
*,1	Xometry Inc. Class A	1,223,667	18,318
*,1	AvePoint Inc.	4,421,969	18,219
*,1	Navitas Semiconductor Corp.	2,424,400	17,722
*	NerdWallet Inc. Class A	1,080,320	17,480

		Shares	Market Value ($000)
*	Alpha & Omega Semiconductor Ltd.	643,490	17,342
*	PubMatic Inc. Class A	1,239,124	17,125
*	Kimball Electronics Inc.	681,124	16,415
*	BigCommerce Holdings Inc.	1,825,751	16,322
*	ACM Research Inc. Class A	1,331,267	15,576
	PC Connection Inc.	343,225	15,431
*	Vimeo Inc.	3,982,389	15,253
*	SolarWinds Corp.	1,618,452	13,919
*	Alkami Technology Inc.	1,064,985	13,483
*	Mitek Systems Inc.	1,391,563	13,345
*	ON24 Inc.	1,517,830	13,296
*,1	MicroVision Inc.	4,838,257	12,918
*	nLight Inc.	1,264,578	12,873
*,1	SoundHound AI Inc.	4,658,401	12,857
*	Domo Inc. Class B	900,573	12,779
	Hackett Group Inc.	689,753	12,747
	NVE Corp.	145,801	12,100
	American Software Inc. Class A	921,406	11,619
*	MediaAlpha Inc. Class A	726,568	10,884
*	Couchbase Inc.	747,916	10,516
*,1	SmartRent Inc. Class A	4,002,742	10,207
*	Definitive Healthcare Corp. Class A	980,231	10,126
	Ebix Inc.	765,121	10,092
*	Expensify Inc. Class A	1,226,965	10,000
*,1	Digimarc Corp.	490,852	9,645
*	Bandwidth Inc. Class A	631,073	9,592
*	LivePerson Inc.	2,161,862	9,534
	Immersion Corp.	1,053,734	9,420
*	Asure Software Inc.	639,226	9,269
*,1	EverCommerce Inc.	865,323	9,155
*	EverQuote Inc. Class A	645,954	8,979
*,1	Rumble Inc.	873,200	8,732
*,1	Nutex Health Inc.	8,608,092	8,694
*	MeridianLink Inc.	461,628	7,986
*,1	Nextdoor Holdings Inc.	3,659,313	7,868
*	inTEST Corp.	374,832	7,774
*,1	Ouster Inc.	9,162,700	7,666
*	Daktronics Inc.	1,325,348	7,515
*,1	Cleanspark Inc.	2,669,878	7,422
*	Unisys Corp.	1,893,734	7,348
*	CoreCard Corp.	240,332	7,241
*,1	SkyWater Technology Inc.	621,278	7,070
*,1	Innodata Inc.	826,077	7,055
	Richardson Electronics Ltd.	309,653	6,911
*,1	eMagin Corp.	3,217,747	6,693
*,1	Veritone Inc.	1,137,370	6,631
*,1	Blend Labs Inc. Class A	6,432,185	6,408
*	Rimini Street Inc.	1,477,020	6,085
*	TrueCar Inc.	2,570,193	5,911
*,1	FiscalNote Holdings Inc.	2,641,300	5,890
*,1	Red Violet Inc.	320,472	5,640
*	Identiv Inc.	892,843	5,482
*,1	Atomera Inc.	855,596	5,450
*,1	Tucows Inc. Class A	278,469	5,416
*	eGain Corp.	657,552	4,991
*	Intevac Inc.	664,052	4,868
*	Upland Software Inc.	1,121,174	4,821
*	Computer Task Group Inc.	655,285	4,751

		Shares	Market Value ($000)
*	Everspin Technologies Inc.	695,237	4,735
*	Brightcove Inc.	1,062,302	4,727
*,1	Aeva Technologies Inc.	3,931,094	4,678
*,1	Terawulf Inc.	4,941,318	4,634
*,1	SEMrush Holdings Inc. Class A	448,151	4,504
*	Enfusion Inc. Class A	425,447	4,467
*	Amtech Systems Inc.	466,946	4,455
*	AXT Inc.	1,065,731	4,242
*,1	Weave Communications Inc.	843,625	4,193
*,1	Applied Digital Corp.	1,851,300	4,147
*	Kopin Corp.	3,713,434	4,048
*,1	Vroom Inc.	4,332,182	3,893
*,1	Porch Group Inc.	2,673,021	3,822
*	Quantum Corp.	3,321,825	3,820
*	Innovid Corp.	2,584,769	3,645
*	Rackspace Technology Inc.	1,911,506	3,594
*	Synchronoss Technologies Inc.	3,776,851	3,550
*	Pixelworks Inc.	2,341,731	3,466
*	Telos Corp.	1,351,503	3,419
*	AstroNova Inc.	241,721	3,406
*	Transphorm Inc.	806,163	3,217
*	QuickLogic Corp.	528,914	3,152
*,1	Diebold Nixdorf Inc.	2,624,506	3,149
*,1	System1 Inc.	726,600	3,124
*,1	Cipher Mining Inc.	1,308,472	3,049
*,1	VirnetX Holding Corp.	2,322,044	3,042
*	comScore Inc.	2,442,580	3,004
*	Mastech Digital Inc.	240,784	2,968
*,1	Groupon Inc. Class A	698,916	2,942
*	1stdibs.com Inc.	727,694	2,889
*,1	Skillz Inc. Class A	4,832,252	2,867
*	Edgio Inc.	3,619,157	2,863
*,1	Phunware Inc.	3,924,649	2,787
*,1	LiveVox Holdings Inc.	898,787	2,777
*	Arteris Inc.	646,449	2,734
*	WM Technology Inc.	3,203,513	2,720
[1]	Park City Group Inc.	426,240	2,698
*,1	Alpine 4 Holdings Inc.	5,195,298	2,650
*,1	CVD Equipment Corp.	198,073	2,634
*,1	Backblaze Inc. Class A	507,205	2,561
*,1	BuzzFeed Inc.	2,108,022	2,382
*,1	Smith Micro Software Inc.	2,009,704	2,331
*	Issuer Direct Corp.	110,039	2,314
*	SecureWorks Corp. Class A	263,152	2,255
*	Viant Technology Inc. Class A	509,873	2,218
*	Steel Connect Inc.	1,931,584	2,202
*,1	Rigetti Computing Inc.	2,946,700	2,132
*,1	NextNav Inc.	1,026,431	2,084
*	Key Tronic Corp.	270,500	1,967
	CSP Inc.	139,445	1,892
*,1	KULR Technology Group Inc.	2,126,566	1,866
*	Streamline Health Solutions Inc.	1,027,543	1,850
*,1	Vinco Ventures Inc.	5,348,103	1,718
*	Intellicheck Inc.	671,745	1,679
*,1	BigBear.ai Holdings Inc.	686,740	1,676
*	TransAct Technologies Inc.	268,278	1,661
*,1	Glimpse Group Inc.	437,150	1,644
*	EMCORE Corp.	1,425,083	1,639

		Shares	Market Value ($000)
*	AudioEye Inc.	211,717	1,503
*,1	Embark Technology Inc.	533,700	1,500
*,1	Beachbody Co. Inc.	3,047,190	1,469
*,1	Arena Group Holdings Inc.	332,403	1,413
*,1	Flux Power Holdings Inc.	287,084	1,395
*,1	Research Frontiers Inc.	799,655	1,367
*	One Stop Systems Inc.	498,283	1,236
*	DecisionPoint Systems Inc.	179,250	1,194
*,1	Quantum Computing Inc.	880,269	1,153
*	Inuvo Inc.	3,857,320	1,125
*	Aware Inc.	646,876	1,100
*	NetSol Technologies Inc.	391,833	1,034
*,1	KORE Group Holdings Inc.	823,448	1,005
*	Data I/O Corp.	180,859	899
*	Zedge Inc. Class B	455,536	888
*,1	Cyxtera Technologies Inc.	2,811,315	859
*,1	OMNIQ Corp.	175,600	853
*	GSI Technology Inc.	481,492	828
*,1	IronNet Inc.	1,890,753	665
*,1	CYNGN Inc.	479,651	595
*,1	Boxlight Corp. Class A	1,499,605	574
*	Trio-Tech International	105,180	494
*,1	Intrusion Inc.	416,377	491
*,1	PetVivo Holdings Inc.	173,200	483
*	WidePoint Corp.	265,533	481
*	Bridgeline Digital Inc.	510,114	464
*	SeaChange International Inc.	1,192,825	434
*,1	Remark Holdings Inc.	310,306	425
*	BSQUARE Corp.	370,084	411
*,1	Super League Gaming Inc.	736,401	409
*,1	Verb Technology Co. Inc.	3,201,900	384
*	BTCS Inc.	280,193	384
*	GSE Systems Inc.	541,861	377
*	SilverSun Technologies Inc.	118,790	362
*	Direct Digital Holdings Inc. Class A	90,848	294
*,1	Laser Photonics Corp.	59,452	278
*	Peraso Inc.	496,038	271
*	SigmaTron International Inc.	98,274	258
*	authID Inc.	553,374	249
*,1	iPower Inc.	386,294	208
*	Duos Technologies Group Inc.	73,218	205
*	Kubient Inc.	295,586	204
*	VerifyMe Inc.	85,157	164
*,1	Paltalk Inc.	65,588	140
*,1	NextPlay Technologies Inc.	127,083	128
*	Creative Realities Inc.	56,922	127
*,1	Leafly Holdings Inc.	310,600	124
*	Data Storage Corp.	64,393	118
*,1	Greenidge Generation Holdings Inc. Class A	254,255	115
*,1	T Stamp Inc. Class A	44,450	114
*	Nortech Systems Inc.	5,000	53
*	WaveDancer Inc.	27,707	8
*	Intellinetics Inc.	1,500	6
*,2	Ikonics Corp. CVR	7,226	—
			338,969,174
Telecommunications (2.3%)
	Cisco Systems Inc.	114,128,690	5,966,077
	Comcast Corp. Class A	129,971,381	4,927,215

		Shares	Market Value ($000)
	Verizon Communications Inc.	116,798,354	4,542,288
	AT&T Inc.	220,931,450	4,252,930
*	T-Mobile US Inc.	18,882,995	2,735,013
	Motorola Solutions Inc.	5,178,792	1,481,808
*	Arista Networks Inc.	7,121,463	1,195,409
*	Charter Communications Inc. Class A	2,830,483	1,012,209
	Juniper Networks Inc.	10,025,037	345,062
*	Liberty Broadband Corp. Class C	3,717,453	303,716
*	Roku Inc. Class A	3,792,964	249,653
*	Ciena Corp.	4,615,383	242,400
	Iridium Communications Inc.	3,517,996	217,870
*	Frontier Communications Parent Inc.	7,605,862	173,186
	Cable One Inc.	180,177	126,484
*	Lumentum Holdings Inc.	2,009,168	108,515
*	Calix Inc.	1,742,551	93,383
	Cogent Communications Holdings Inc.	1,343,121	85,584
	Lumen Technologies Inc.	32,236,061	85,426
*	Extreme Networks Inc.	4,023,868	76,936
*	Viasat Inc.	2,243,486	75,920
*	Viavi Solutions Inc.	6,935,614	75,113
*	DISH Network Corp. Class A	7,724,794	72,072
	InterDigital Inc.	925,731	67,486
*	Harmonic Inc.	3,523,188	51,403
*,1	Infinera Corp.	5,815,136	45,125
*	Liberty Broadband Corp. Class A	507,096	41,643
*	CommScope Holding Co. Inc.	6,066,722	38,645
*	Digi International Inc.	1,039,708	35,017
	ADTRAN Holdings Inc.	2,180,453	34,582
	Telephone & Data Systems Inc.	3,061,539	32,177
	Shenandoah Telecommunications Co.	1,552,599	29,530
*	Gogo Inc.	1,931,306	28,004
*	Globalstar Inc.	21,655,685	25,121
*	Altice USA Inc. Class A	6,717,067	22,972
*	IDT Corp. Class B	640,184	21,818
*	EchoStar Corp. Class A	1,106,964	20,246
*	Clearfield Inc.	390,528	18,191
*,1	Lightwave Logic Inc.	3,299,828	17,258
*	WideOpenWest Inc.	1,564,532	16,631
*	NETGEAR Inc.	802,059	14,846
	Bel Fuse Inc. Class B	379,156	14,249
*,1	8x8 Inc.	3,289,503	13,717
	ATN International Inc.	324,753	13,289
*	Xperi Inc.	1,203,602	13,155
*	Anterix Inc.	369,929	12,222
	Comtech Telecommunications Corp.	846,569	10,565
*	Aviat Networks Inc.	301,106	10,376
*	Ribbon Communications Inc.	2,867,787	9,808
*	United States Cellular Corp.	461,155	9,560
*,1	AST SpaceMobile Inc. Class A	1,879,167	9,546
*	Ooma Inc.	671,112	8,396
*	KVH Industries Inc.	651,497	7,414
*,1	fuboTV Inc.	6,082,840	7,360
*,1	Akoustis Technologies Inc.	2,271,105	6,995
*	Cambium Networks Corp.	347,319	6,155
*	Consolidated Communications Holdings Inc.	2,207,355	5,695
	Spok Holdings Inc.	518,466	5,252
*,1	Kaltura Inc.	2,681,771	5,149
*	DZS Inc.	641,747	5,063

		Shares	Market Value ($000)
*	CalAmp Corp.	1,222,612	4,389
*	Powerfleet Inc.	952,316	3,266
*	Genasys Inc.	1,014,600	2,993
*	Charge Enterprises Inc.	2,547,177	2,802
*	Lantronix Inc.	613,412	2,662
	PCTEL Inc.	485,049	2,052
*	Airgain Inc.	355,805	1,911
*,1	Applied Optoelectronics Inc.	828,961	1,832
*,1	Inseego Corp.	3,041,116	1,771
*,1	SurgePays Inc.	345,312	1,550
	Network-1 Technologies Inc.	570,833	1,227
*	Casa Systems Inc.	957,382	1,216
*	Franklin Wireless Corp.	243,722	1,214
*	TESSCO Technologies Inc.	138,125	663
	Crexendo Inc.	345,906	557
*,1	Airspan Networks Holdings Inc.	614,890	426
*	Optical Cable Corp.	92,325	398
*,1	Vislink Technologies Inc.	1,119,195	386
*,1	ClearOne Inc.	249,029	376
	Bel Fuse Inc. Class A	3,626	132
*,1,2	FTE Networks Inc.	84,180	126
*	ADDvantage Technologies Group Inc.	96,416	107
*,1	ComSovereign Holding Corp.	11,453	25
			29,211,011
Utilities (3.2%)
	NextEra Energy Inc.	62,572,727	4,823,106
	Southern Co.	33,726,135	2,346,664
	Duke Energy Corp.	23,846,351	2,300,457
	Waste Management Inc.	12,640,668	2,062,578
	Sempra Energy	9,738,892	1,472,131
	American Electric Power Co. Inc.	15,912,017	1,447,834
	Dominion Energy Inc.	25,873,387	1,446,581
	Exelon Corp.	30,769,068	1,288,916
	Xcel Energy Inc.	17,020,768	1,147,881
*	PG&E Corp.	68,703,813	1,110,941
	Waste Connections Inc.	7,963,655	1,107,505
	Consolidated Edison Inc.	10,999,096	1,052,284
	Public Service Enterprise Group Inc.	15,443,223	964,429
	WEC Energy Group Inc.	9,771,664	926,256
	American Water Works Co. Inc.	5,984,032	876,601
	Republic Services Inc. Class A	6,359,903	859,986
	Eversource Energy	10,786,062	844,117
	Edison International	11,849,070	836,426
	Constellation Energy Corp.	10,105,106	793,251
	Entergy Corp.	6,529,875	703,529
	Ameren Corp.	7,992,597	690,480
	FirstEnergy Corp.	16,815,204	673,617
	PPL Corp.	22,754,428	632,346
	CenterPoint Energy Inc.	19,446,789	572,902
	DTE Energy Co.	5,095,813	558,195
	CMS Energy Corp.	9,006,646	552,828
	AES Corp.	20,663,383	497,574
	Atmos Energy Corp.	4,424,160	497,099
	Evergy Inc.	7,099,992	433,952
	Alliant Energy Corp.	7,766,512	414,732
	NiSource Inc.	12,736,631	356,116
	Essential Utilities Inc.	7,315,529	319,323
	Vistra Corp.	12,320,628	295,695

		Shares	Market Value ($000)
	Pinnacle West Capital Corp.	3,490,303	276,572
	NRG Energy Inc.	7,103,330	243,573
	OGE Energy Corp.	6,173,772	232,504
*	Clean Harbors Inc.	1,587,023	226,246
	UGI Corp.	6,502,170	226,015
*	Evoqua Water Technologies Corp.	3,789,365	188,407
	IDACORP Inc.	1,560,142	169,010
	National Fuel Gas Co.	2,838,740	163,909
	New Jersey Resources Corp.	3,013,343	160,310
	ONE Gas Inc.	1,726,652	136,803
	Portland General Electric Co.	2,748,974	134,397
	Ormat Technologies Inc.	1,566,528	132,795
	PNM Resources Inc.	2,670,904	130,020
	Hawaiian Electric Industries Inc.	3,383,242	129,916
*	Casella Waste Systems Inc. Class A	1,567,301	129,553
	Southwest Gas Holdings Inc.	2,072,845	129,449
	Black Hills Corp.	2,047,298	129,184
*	Sunrun Inc.	6,298,998	126,925
*	Stericycle Inc.	2,852,877	124,414
	ALLETE Inc.	1,764,037	113,551
	Spire Inc.	1,539,517	107,982
	NorthWestern Corp.	1,863,907	107,846
	American States Water Co.	1,148,120	102,056
	Avista Corp.	2,340,831	99,368
	California Water Service Group	1,704,523	99,203
	Avangrid Inc.	2,421,101	96,554
	MGE Energy Inc.	1,131,111	87,853
	Clearway Energy Inc. Class C	2,371,533	74,300
	Chesapeake Utilities Corp.	524,112	67,081
	SJW Group	849,671	64,685
	Northwest Natural Holding Co.	1,072,718	51,018
*,1	Sunnova Energy International Inc.	3,017,328	47,131
	Middlesex Water Co.	548,796	42,872
	Clearway Energy Inc. Class A	1,261,391	37,880
	Unitil Corp.	501,679	28,616
*	Heritage-Crystal Clean Inc.	569,023	20,263
	York Water Co.	438,103	19,583
*,1	Vertex Energy Inc.	1,969,532	19,459
*	Harsco Corp.	2,563,153	17,506
	Excelerate Energy Inc. Class A	635,447	14,069
	Artesian Resources Corp. Class A	249,235	13,798
*,1	NuScale Power Corp.	1,294,240	11,765
	Genie Energy Ltd. Class B	742,474	10,261
*,1	Altus Power Inc. Class A	1,213,608	6,651
[1]	Aris Water Solutions Inc. Class A	797,758	6,215
	RGC Resources Inc.	254,708	5,907
*	Pure Cycle Corp.	574,922	5,433
	Global Water Resources Inc.	429,961	5,344
*,1	Cadiz Inc.	1,127,137	4,554
*,1	Perma-Fix Environmental Services Inc.	325,244	3,831
*	Quest Resource Holding Corp.	558,617	3,430
	Via Renewables Inc. Class A	133,125	2,447
*,1	Aqua Metals Inc.	1,891,145	1,891
*	Advanced Emissions Solutions Inc.	440,948	873
*,1	Stronghold Digital Mining Inc. Class A	398,400	247

			Shares	Market Value ($000)
*	Charah Solutions Inc.		43,176	90
				39,497,947
Total Common Stocks (Cost $665,337,089)				1,239,571,663
Preferred Stock (0.0%)
	Air T Funding Pfd., 8.000%, 6/7/24 (Cost $36)		1,727	39
		Coupon
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[5,6]	Vanguard Market Liquidity Fund (Cost $12,150,289)	4.839%	121,541,533	12,152,938
Total Investments (100.3%) (Cost $677,487,414)				1,251,724,640
Other Assets and Liabilities—Net (-0.3%)				(3,453,363)
Net Assets (100%)				1,248,271,277
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,181,777,000.
2	Security value determined using significant unobservable inputs.
3	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4	Restricted securities totaling $16,260,000, representing 0.0% of net assets.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $4,583,316,000 was received for securities on loan.

CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2023	4,453	403,775	6,011
E-mini S&P 500 Index	June 2023	36,703	7,593,392	430,656
E-mini S&P Mid-Cap 400 Index	June 2023	240	60,713	1,435
				438,102

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Global Payments Inc.	8/31/23	BANA	15,708	(5.111)	—	(1,006)
Global Payments Inc.	8/31/23	BANA	15,708	(5.111)	—	(1,006)
Global Payments Inc.	8/31/23	BANA	10,098	(5.111)	—	(647)
Global Payments Inc.	8/31/23	BANA	11,220	(5.111)	—	(719)
Global Payments Inc.	8/31/23	BANA	11,220	(5.111)	—	(719)
Goldman Sachs Group Inc.	8/30/24	BANA	221,540	(5.261)	—	(14,853)
Goldman Sachs Group Inc.	8/30/24	BANA	60,132	(5.261)	—	(4,032)
Goldman Sachs Group Inc.	8/30/24	BANA	17,583	(5.261)	—	(1,179)
Lockheed Martin Corp.	8/31/23	BANA	40,312	(4.661)	—	(31)
Lockheed Martin Corp.	8/31/23	BANA	42,683	(4.661)	—	(33)
Paycor HCM Inc.	1/31/24	CITNA	4,954	(4.661)	331	—
VICI Properties Inc. Class A	8/31/23	BANA	159,268	(5.211)	—	(3,159)
Visa Inc. Class A	8/31/23	BANA	49,487	(4.561)	1,156	—
					1,487	(27,384)
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,239,546,858	16,783	8,022	1,239,571,663
Preferred Stock	39	—	—	39
Temporary Cash Investments	12,152,938	—	—	12,152,938
Total	1,251,699,835	16,783	8,022	1,251,724,640

Derivative Financial Instruments
Assets
Futures Contracts[1]	438,102	—	—	438,102
Swap Contracts	—	1,487	—	1,487
Total	438,102	1,487	—	439,589
Liabilities
Swap Contracts	—	27,384	—	27,384
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.

E.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Dec. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2023 Market Value ($000)
1895 Bancorp of Wisconsin Inc.	NA1	74	6	—	(666)	—	—	2,685
Vanguard Market Liquidity Fund	10,588,790	NA2	NA2	32	(6)	86,882	—	12,152,938
Total	10,588,790	74	6	32	(672)	86,882	—	12,155,623
1	Not applicable—at December 31, 2022, the issuer was not an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.